UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-6440

Fidelity Aberdeen Street Trust
 (Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts 02210
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

245 Summer St.

Boston, Massachusetts 02210
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	March 31

Date of reporting period:	June 30, 2014

Item 1. Schedule of Investments

Quarterly Holdings Report

for

Fidelity Freedom® Index 2055 Fund
(formerly Fidelity Freedom Index 2055 Fund - Class W)

June 30, 2014

1.927055.103

FRX-W-55-QTLY-0814

Investments June 30, 2014 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 61.6%
	Shares	Value
Spartan Total Market Index Fund Class F (b) (Cost $59,112,336)	1,215,354	$ 70,150,260
Commodity Funds - 1.4%

Fidelity Series Commodity Strategy Fund Class F (a)(b) (Cost $1,532,948)	187,347	1,594,324
International Equity Funds - 27.0%

Fidelity Series Global ex U.S. Index Fund (b) (Cost $27,762,131)	2,379,851	30,747,679
Bond Funds - 10.0%
	Shares	Value
Spartan U.S. Bond Index Fund Class F (b) (Cost $11,325,005)	976,675	$ 11,388,031
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $99,732,420)		113,880,294
NET OTHER ASSETS (LIABILITIES) - 0.0%		(7,571)
NET ASSETS - 100%		$ 113,872,723
Legend
(a) Non-income producing
(b) Affiliated Fund
Affiliated Underlying Funds
Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Series Commodity Strategy Fund Class F	$ 1,265,436	$ 344,143	$ 16,643	$ -	$ 1,594,324
Fidelity Series Global ex U.S. Index Fund	23,764,856	5,924,556	270,955	-	30,747,679
Spartan Total Market Index Fund Class F	54,304,573	13,316,887	338,909	153,645	70,150,260
Spartan U.S. Bond Index Fund Class F	8,753,183	2,542,967	40,585	61,233	11,388,031
Total	$ 88,088,048	$ 22,128,553	$ 667,092	$ 214,878	$ 113,880,294
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At June 30, 2014, the cost of investment securities for income tax purposes was $99,928,807. Net unrealized appreciation aggregated $13,951,487, of which $14,012,122 related to appreciated investment securities and $60,635 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

Valuation techniques used to value the Fund's investments by major category are as follows: Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity Freedom® Index 2050 Fund
(formerly Fidelity Freedom Index 2050 Fund - Class W)

June 30, 2014

1.906855.104

FRX-W-X50-QTLY-0814

Investments June 30, 2014 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 61.6%
	Shares	Value
Spartan Total Market Index Fund Class F (b) (Cost $269,040,162)	6,160,350	$ 355,575,419
Commodity Funds - 1.4%

Fidelity Series Commodity Strategy Fund Class F (a)(b) (Cost $7,818,744)	947,626	8,064,300
International Equity Funds - 27.0%

Fidelity Series Global ex U.S. Index Fund (b) (Cost $134,026,188)	12,067,533	155,912,531
Bond Funds - 10.0%
	Shares	Value
Spartan U.S. Bond Index Fund Class F (b) (Cost $57,792,847)	4,949,293	$ 57,708,752
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $468,677,941)		577,261,002
NET OTHER ASSETS (LIABILITIES) - 0.0%		(39,616)
NET ASSETS - 100%		$ 577,221,386
Legend
(a) Non-income producing
(b) Affiliated Fund
Affiliated Underlying Funds
Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Series Commodity Strategy Fund Class F	$ 7,401,876	$ 838,774	$ 189,199	$ -	$ 8,064,300
Fidelity Series Global ex U.S. Index Fund	140,715,309	9,321,027	1,529,517	-	155,912,531
Spartan Total Market Index Fund Class F	321,748,874	20,974,594	2,604,078	894,219	355,575,419
Spartan U.S. Bond Index Fund Class F	51,829,069	5,304,851	169,044	339,879	57,708,752
Total	$ 521,695,128	$ 36,439,246	$ 4,491,838	$ 1,234,098	$ 577,261,002
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At June 30, 2014, the cost of investment securities for income tax purposes was $470,253,926. Net unrealized appreciation aggregated $107,007,076, of which $107,667,335 related to appreciated investment securities and $660,259 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

Valuation techniques used to value the Fund's investments by major category are as follows: Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity Freedom® Index 2015 Fund
(formerly Fidelity Freedom Index 2015 Fund - Class W)

June 30, 2014

1.906838.104

FRX-W-X15-QTLY-0814

Investments June 30, 2014 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 38.0%
	Shares	Value
Spartan Total Market Index Fund Class F (c) (Cost $225,382,692)	5,684,338	$ 328,099,975
Commodity Funds - 1.2%

Fidelity Series Commodity Strategy Fund Class F (a)(c) (Cost $9,933,261)	1,210,703	10,303,081
International Equity Funds - 16.9%

Fidelity Series Global ex U.S. Index Fund (c) (Cost $120,663,895)	11,276,989	145,698,704
Bond Funds - 30.9%

Spartan U.S. Bond Index Fund Class F (c) (Cost $264,599,327)	22,842,396	266,342,337
Inflation-Protected Bond Funds - 2.9%

Fidelity Series Inflation-Protected Bond Index Fund Class F (c) (Cost $25,796,654)	2,438,741	24,704,451
Short-Term Funds - 10.1%
	Shares	Value
Fidelity Institutional Money Market Portfolio Class F 0.09% (b)(c) (Cost $87,598,727)	87,598,727	$ 87,598,727
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $733,974,556)		862,747,275
NET OTHER ASSETS (LIABILITIES) - 0.0%		(88,661)
NET ASSETS - 100%		$ 862,658,614
Legend
(a) Non-income producing
(b) The rate quoted is the annualized seven-day yield of the fund at period end.
(c) Affiliated Fund
Affiliated Underlying Funds
Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Institutional Money Market Portfolio Class F	$ 82,337,568	$ 7,609,933	$ 2,348,775	$ 18,008	$ 87,598,727
Fidelity Series Commodity Strategy Fund Class F	10,536,660	332,936	588,869	-	10,303,081
Fidelity Series Global ex U.S. Index Fund	140,043,903	4,677,056	6,206,322	-	145,698,704
Fidelity Series Inflation-Protected Bond Index Fund Class F	23,095,716	1,628,452	665,408	20,104	24,704,451
Spartan Total Market Index Fund Class F	317,553,360	12,215,818	16,248,449	885,092	328,099,975
Spartan U.S. Bond Index Fund Class F	255,197,485	14,981,107	7,436,933	1,630,270	266,342,337
Total	$ 828,764,692	$ 41,445,302	$ 33,494,756	$ 2,553,474	$ 862,747,275
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At June 30, 2014, the cost of investment securities for income tax purposes was $736,340,177. Net unrealized appreciation aggregated $126,407,098, of which $129,391,813 related to appreciated investment securities and $2,984,715 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

Valuation techniques used to value the Fund's investments by major category are as follows: Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity Freedom® 2000 Fund

June 30, 2014

1.818351.109

F00-QTLY-0814

Investments June 30, 2014 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 17.9%
	Shares	Value
Fidelity Series 100 Index Fund (c)	329,243	$ 4,207,725
Fidelity Series 1000 Value Index Fund (c)	253,922	2,849,010
Fidelity Series All-Sector Equity Fund (c)	1,173,439	17,366,890
Fidelity Series Blue Chip Growth Fund (c)	1,166,081	13,270,005
Fidelity Series Commodity Strategy Fund (a)(c)	1,089,667	9,207,688
Fidelity Series Equity-Income Fund (c)	1,636,064	21,448,804
Fidelity Series Growth & Income Fund (c)	1,183,086	16,066,313
Fidelity Series Growth Company Fund (c)	1,535,298	17,272,103
Fidelity Series Intrinsic Opportunities Fund (c)	690,646	10,145,593
Fidelity Series Opportunistic Insights Fund (c)	670,290	9,712,503
Fidelity Series Real Estate Equity Fund (c)	138,934	1,918,681
Fidelity Series Small Cap Discovery Fund (c)	242,065	2,561,046
Fidelity Series Small Cap Opportunities Fund (c)	560,120	7,712,850
Fidelity Series Stock Selector Large Cap Value Fund (c)	1,073,014	14,185,245
TOTAL DOMESTIC EQUITY FUNDS (Cost $119,549,595)		147,924,456
International Equity Funds - 7.3%

Fidelity Series Emerging Markets Fund (c)	746,320	13,874,088
Fidelity Series International Growth Fund (c)	1,428,247	20,880,972
Fidelity Series International Small Cap Fund (c)	291,053	4,811,114
Fidelity Series International Value Fund (c)	1,838,949	21,129,528
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $46,531,772)		60,695,702
Bond Funds - 45.7%
	Shares	Value
Fidelity Series Emerging Markets Debt Fund (c)	527,584	$ 5,613,490
Fidelity Series Floating Rate High Income Fund (c)	903,134	9,464,840
Fidelity Series High Income Fund (c)	3,703,727	39,148,398
Fidelity Series Inflation-Protected Bond Index Fund (c)	2,355,415	23,836,801
Fidelity Series Investment Grade Bond Fund (c)	25,918,125	295,984,980
Fidelity Series Real Estate Income Fund (c)	338,877	3,893,697
TOTAL BOND FUNDS (Cost $357,035,602)		377,942,206
Short-Term Funds - 29.1%

Fidelity Institutional Money Market Portfolio Institutional Class 0.09% (b)(c)	131,789,415	131,789,415
Fidelity Short-Term Bond Fund (c)	12,598,013	108,468,895
TOTAL SHORT-TERM FUNDS (Cost $241,390,920)		240,258,310
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $764,507,889)		826,820,674
NET OTHER ASSETS (LIABILITIES) - 0.0%		(50,395)
NET ASSETS - 100%		$ 826,770,279
Legend
(a) Non-income producing
(b) The rate quoted is the annualized seven-day yield of the fund at period end.
(c) Affiliated Fund
Affiliated Underlying Funds
Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Institutional Money Market Portfolio Institutional Class	$ 136,500,360	$ 426,695	$ 5,137,640	$ 28,566	$ 131,789,415
Fidelity Series 100 Index Fund	4,173,305	15,046	184,699	-	4,207,725
Fidelity Series 1000 Value Index Fund	2,822,469	10,113	122,627	-	2,849,010
Fidelity Series All-Sector Equity Fund	17,276,811	146	716,678	-	17,366,890
Fidelity Series Blue Chip Growth Fund	13,179,251	50,313	603,754	-	13,270,005
Fidelity Series Commodity Strategy Fund	9,979,494	28,374	811,419	-	9,207,688
Fidelity Series Emerging Markets Debt Fund	4,930,421	654,807	187,934	70,194	5,613,490
Fidelity Series Emerging Markets Fund	13,038,873	41,502	292,766	-	13,874,088
Fidelity Series Equity-Income Fund	21,157,534	190,192	926,481	114,614	21,448,804
Fidelity Series Floating Rate High Income Fund	9,718,714	128,413	400,353	100,040	9,464,840
Fidelity Series Growth & Income Fund	15,920,952	121,285	706,663	63,511	16,066,313
Fidelity Series Growth Company Fund	16,717,361	-	91,068	-	17,272,103
Fidelity Series High Income Fund	42,298,201	977,096	4,048,966	534,871	39,148,398
Fidelity Series Inflation-Protected Bond Index Fund	24,034,369	85,696	930,147	11,442	23,836,801
Fidelity Series International Growth Fund	20,916,730	82,722	783,741	-	20,880,972
Fidelity Series International Small Cap Fund	5,018,027	13,825	320,808	-	4,811,114
Fidelity Series International Value Fund	21,021,428	248,966	831,930	-	21,129,528
Fidelity Series Intrinsic Opportunities Fund	10,009,753	37,735	456,268	-	10,145,593
Fidelity Series Investment Grade Bond Fund	298,753,427	3,934,339	10,888,544	1,925,788	295,984,980
Fidelity Series Opportunistic Insights Fund	9,771,270	37,734	451,377	-	9,712,503
Fidelity Series Real Estate Equity Fund	1,817,860	42,466	65,688	7,696	1,918,681
Fidelity Series Real Estate Income Fund	3,042,689	926,407	135,944	45,412	3,893,697
Fidelity Series Small Cap Discovery Fund	2,579,086	38,765	119,330	1,699	2,561,046
Fidelity Series Small Cap Opportunities Fund	7,937,990	30,089	361,910	-	7,712,850
Fidelity Series Stock Selector Large Cap Value Fund	13,988,849	50,319	616,036	-	14,185,245
Fidelity Short-Term Bond Fund	111,822,909	603,186	4,214,305	264,286	108,468,895
Total	$ 838,428,133	$ 8,776,231	$ 34,407,076	$ 3,168,119	$ 826,820,674
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At June 30, 2014, the cost of investment securities for income tax purposes was $764,959,512. Net unrealized appreciation aggregated $61,861,162, of which $64,822,459 related to appreciated investment securities and $2,961,297 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

Valuation techniques used to value the Fund's investments by major category are as follows: Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Subsequent Event
Effective July 25, 2014 the Fund was merged into the Fidelity Freedom Income Fund.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity Freedom® Index 2030 Fund
(formerly Fidelity Freedom Index 2030 Fund - Class W)

June 30, 2014

1.906845.104

FRX-W-X30-QTLY-0814

Investments June 30, 2014 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 58.0%
	Shares	Value
Spartan Total Market Index Fund Class F (b) (Cost $788,946,924)	18,435,487	$ 1,064,096,324
Commodity Funds - 1.3%

Fidelity Series Commodity Strategy Fund Class F (a)(b) (Cost $23,153,568)	2,811,185	23,923,186
International Equity Funds - 25.4%

Fidelity Series Global ex U.S. Index Fund (b) (Cost $399,011,895)	36,153,282	467,100,399
Bond Funds - 14.9%

Spartan U.S. Bond Index Fund Class F (b) (Cost $270,345,267)	23,410,755	272,969,403
Inflation-Protected Bond Funds - 0.4%
	Shares	Value
Fidelity Series Inflation-Protected Bond Index Fund Class F (b) (Cost $8,423,401)	791,956	$ 8,022,515
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $1,489,881,055)		1,836,111,827
NET OTHER ASSETS (LIABILITIES) - 0.0%		(141,530)
NET ASSETS - 100%		$ 1,835,970,297
Legend
(a) Non-income producing
(b) Affiliated Fund
Affiliated Underlying Funds
Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Series Commodity Strategy Fund Class F	$ 22,931,791	$ 1,088,914	$ 124,603	$ -	$ 23,923,186
Fidelity Series Global ex U.S. Index Fund	434,876,304	16,504,548	6,905,644	-	467,100,399
Fidelity Series Inflation-Protected Bond Index Fund Class F	6,461,823	1,414,438	40,254	5,909	8,022,515
Spartan Total Market Index Fund Class F	995,646,687	39,473,649	17,764,357	2,767,883	1,064,096,324
Spartan U.S. Bond Index Fund Class F	244,386,298	26,474,912	1,381,920	1,597,971	272,969,403
Total	$ 1,704,302,903	$ 84,956,461	$ 26,216,778	$ 4,371,763	$ 1,836,111,827
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At June 30, 2014, the cost of investment securities for income tax purposes was $1,494,186,939. Net unrealized appreciation aggregated $341,924,888, of which $343,630,455 related to appreciated investment securities and $1,705,567 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

Valuation techniques used to value the Fund's investments by major category are as follows: Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity Freedom® Index 2035 Fund
(formerly Fidelity Freedom Index 2035 Fund - Class W)

June 30, 2014

1.906848.104

FRX-W-X35-QTLY-0814

Investments June 30, 2014 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 61.6%
	Shares	Value
Spartan Total Market Index Fund Class F (b) (Cost $494,444,159)	11,593,969	$ 669,203,907
Commodity Funds - 1.4%

Fidelity Series Commodity Strategy Fund Class F (a)(b) (Cost $14,347,659)	1,742,784	14,831,090
International Equity Funds - 27.0%

Fidelity Series Global ex U.S. Index Fund (b) (Cost $250,306,593)	22,703,956	293,335,114
Bond Funds - 10.0%
	Shares	Value
Spartan U.S. Bond Index Fund Class F (b) (Cost $107,451,422)	9,309,230	$ 108,545,618
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $866,549,833)		1,085,915,729
NET OTHER ASSETS (LIABILITIES) - 0.0%		(74,872)
NET ASSETS - 100%		$ 1,085,840,857
Legend
(a) Non-income producing
(b) Affiliated Fund
Affiliated Underlying Funds
Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Series Commodity Strategy Fund Class F	$ 13,907,445	$ 1,130,192	$ 228,001	$ -	$ 14,831,090
Fidelity Series Global ex U.S. Index Fund	269,994,724	12,625,956	3,343,703	-	293,335,114
Spartan Total Market Index Fund Class F	617,660,332	29,105,835	6,752,235	1,717,241	669,203,907
Spartan U.S. Bond Index Fund Class F	99,446,648	8,270,943	588,314	645,857	108,545,618
Total	$ 1,001,009,149	$ 51,132,926	$ 10,912,253	$ 2,363,098	$ 1,085,915,729
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At June 30, 2014, the cost of investment securities for income tax purposes was $868,925,393. Net unrealized appreciation aggregated $216,990,336, of which $217,531,202 related to appreciated investment securities and $540,866 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

Valuation techniques used to value the Fund's investments by major category are as follows: Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity Freedom® Index 2045 Fund
(formerly Fidelity Freedom Index 2045 Fund - Class W)

June 30, 2014

1.906853.104

FRX-W-X45-QTLY-0814

Investments June 30, 2014 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 61.6%
	Shares	Value
Spartan Total Market Index Fund Class F (b) (Cost $290,403,466)	6,742,368	$ 389,169,495
Commodity Funds - 1.4%

Fidelity Series Commodity Strategy Fund Class F (a)(b) (Cost $8,382,652)	1,020,222	8,682,088
International Equity Funds - 27.0%

Fidelity Series Global ex U.S. Index Fund (b) (Cost $145,916,976)	13,207,427	170,639,956
Bond Funds - 10.0%
	Shares	Value
Spartan U.S. Bond Index Fund Class F (b) (Cost $63,026,927)	5,414,037	$ 63,127,666
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $507,730,021)		631,619,205
NET OTHER ASSETS (LIABILITIES) - 0.0%		(43,452)
NET ASSETS - 100%		$ 631,575,753
Legend
(a) Non-income producing
(b) Affiliated Fund
Affiliated Underlying Funds
Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Series Commodity Strategy Fund Class F	$ 8,139,069	$ 686,134	$ 155,072	$ -	$ 8,682,088
Fidelity Series Global ex U.S. Index Fund	155,802,035	9,031,049	2,338,162	-	170,639,956
Spartan Total Market Index Fund Class F	356,300,786	20,782,737	4,850,348	990,739	389,169,495
Spartan U.S. Bond Index Fund Class F	57,387,668	5,406,813	488,291	374,284	63,127,666
Total	$ 577,629,558	$ 35,906,733	$ 7,831,873	$ 1,365,023	$ 631,619,205
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At June 30, 2014, the cost of investment securities for income tax purposes was $509,228,421. Net unrealized appreciation aggregated $122,390,784, of which $123,004,269 related to appreciated investment securities and $613,485 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

Valuation techniques used to value the Fund's investments by major category are as follows: Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity Freedom® Index 2040 Fund
(formerly Fidelity Freedom Index 2040 Fund - Class W)

June 30, 2014

1.906850.104

FRX-W-X40-QTLY-0814

Investments June 30, 2014 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 61.6%
	Shares	Value
Spartan Total Market Index Fund Class F (b) (Cost $577,316,631)	13,618,220	$ 786,043,670
Commodity Funds - 1.4%

Fidelity Series Commodity Strategy Fund Class F (a)(b) (Cost $16,931,900)	2,056,527	17,501,046
International Equity Funds - 27.0%

Fidelity Series Global ex U.S. Index Fund (b) (Cost $292,894,871)	26,684,805	344,767,687
Bond Funds - 10.0%
	Shares	Value
Spartan U.S. Bond Index Fund Class F (b) (Cost $126,758,795)	10,933,857	$ 127,488,770
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $1,013,902,197)		1,275,801,173
NET OTHER ASSETS (LIABILITIES) - 0.0%		(87,957)
NET ASSETS - 100%		$ 1,275,713,216
Legend
(a) Non-income producing
(b) Affiliated Fund
Affiliated Underlying Funds
Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Series Commodity Strategy Fund Class F	$ 16,502,693	$ 1,211,263	$ 239,172	$ -	$ 17,501,046
Fidelity Series Global ex U.S. Index Fund	318,086,471	13,439,329	3,321,975	-	344,767,687
Spartan Total Market Index Fund Class F	727,555,177	31,487,107	7,325,517	2,023,455	786,043,670
Spartan U.S. Bond Index Fund Class F	117,159,505	9,122,738	463,696	760,738	127,488,770
Total	$ 1,179,303,846	$ 55,260,437	$ 11,350,360	$ 2,784,193	$ 1,275,801,173
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At June 30, 2014, the cost of investment securities for income tax purposes was $1,016,703,832. Net unrealized appreciation aggregated $259,097,341, of which $260,088,861 related to appreciated investment securities and $991,520 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

Valuation techniques used to value the Fund's investments by major category are as follows: Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity Freedom® 2040 Fund

June 30, 2014

1.818372.109

F40-QTLY-0814

Investments June 30, 2014 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 63.5%
	Shares	Value
Fidelity Series 100 Index Fund (b)	10,688,325	$ 136,596,794
Fidelity Series 1000 Value Index Fund (b)	8,001,661	89,778,641
Fidelity Series All-Sector Equity Fund (b)	35,664,864	527,839,984
Fidelity Series Blue Chip Growth Fund (b)	39,219,384	446,316,592
Fidelity Series Commodity Strategy Fund (a)(b)	8,689,304	73,424,616
Fidelity Series Equity-Income Fund (b)	51,842,773	679,658,755
Fidelity Series Growth & Income Fund (b)	37,497,552	509,216,754
Fidelity Series Growth Company Fund (b)	48,820,905	549,235,184
Fidelity Series Intrinsic Opportunities Fund (b)	22,822,665	335,264,950
Fidelity Series Opportunistic Insights Fund (b)	22,711,201	329,085,297
Fidelity Series Real Estate Equity Fund (b)	4,470,441	61,736,786
Fidelity Series Small Cap Discovery Fund (b)	7,461,019	78,937,583
Fidelity Series Small Cap Opportunities Fund (b)	18,888,676	260,097,063
Fidelity Series Stock Selector Large Cap Value Fund (b)	34,163,950	451,647,425
TOTAL DOMESTIC EQUITY FUNDS (Cost $3,754,504,583)		4,528,836,424
International Equity Funds - 26.9%

Fidelity Series Emerging Markets Fund (b)	22,670,633	421,447,067
Fidelity Series International Growth Fund (b)	46,004,110	672,580,093

	Shares	Value
Fidelity Series International Small Cap Fund (b)	9,085,879	$ 150,189,577
Fidelity Series International Value Fund (b)	58,554,029	672,785,788
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $1,580,168,832)		1,917,002,525
Bond Funds - 9.6%

Fidelity Series Emerging Markets Debt Fund (b)	4,541,600	48,322,619
Fidelity Series Floating Rate High Income Fund (b)	4,336,474	45,446,243
Fidelity Series High Income Fund (b)	43,487,415	459,661,974
Fidelity Series Investment Grade Bond Fund (b)	8,610,977	98,337,362
Fidelity Series Real Estate Income Fund (b)	2,940,186	33,782,734
TOTAL BOND FUNDS (Cost $655,074,338)		685,550,932
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $5,989,747,753)		7,131,389,881
NET OTHER ASSETS (LIABILITIES) - 0.0%		(270,511)
NET ASSETS - 100%		$ 7,131,119,370
Legend
(a) Non-income producing
(b) Affiliated Fund
Affiliated Underlying Funds
Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Series 100 Index Fund	$ 132,182,651	$ 3,889,893	$ 5,976,455	$ -	$ 136,596,794
Fidelity Series 1000 Value Index Fund	88,818,697	1,367,401	4,768,139	-	89,778,641
Fidelity Series All-Sector Equity Fund	530,850,832	3,235,354	30,833,069	-	527,839,984
Fidelity Series Blue Chip Growth Fund	434,800,755	8,271,530	18,353,606	-	446,316,592
Fidelity Series Commodity Strategy Fund	68,145,428	7,085,568	1,703,778	-	73,424,616
Fidelity Series Emerging Markets Debt Fund	48,032,273	1,479,410	3,208,602	648,832	48,322,619
Fidelity Series Emerging Markets Fund	392,322,377	5,397,127	9,073,378	-	421,447,067
Fidelity Series Equity-Income Fund	663,378,358	13,829,491	29,950,464	3,595,534	679,658,755
Fidelity Series Floating Rate High Income Fund	46,042,055	1,075,137	1,757,681	476,330	45,446,243
Fidelity Series Growth & Income Fund	498,732,866	9,996,633	22,557,437	1,990,660	509,216,754
Fidelity Series Growth Company Fund	535,921,647	488,770	7,681,147	-	549,235,184
Fidelity Series High Income Fund	466,573,194	15,279,621	21,328,965	5,924,205	459,661,974
Fidelity Series International Growth Fund	663,052,817	12,083,982	23,814,054	-	672,580,093
Fidelity Series International Small Cap Fund	149,525,292	3,016,442	5,429,833	-	150,189,577
Fidelity Series International Value Fund	668,441,245	8,238,138	25,879,470	-	672,785,788
Fidelity Series Intrinsic Opportunities Fund	323,978,793	7,199,989	14,043,279	-	335,264,950
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Series Investment Grade Bond Fund	$ 108,679,701	$ 2,081,669	$ 13,917,421	$ 685,655	$ 98,337,362
Fidelity Series Opportunistic Insights Fund	323,205,608	8,391,545	14,610,357	-	329,085,297
Fidelity Series Real Estate Equity Fund	58,408,988	5,933,791	6,691,719	262,732	61,736,786
Fidelity Series Real Estate Income Fund	33,526,125	991,456	1,616,801	385,345	33,782,734
Fidelity Series Small Cap Discovery Fund	77,656,176	3,094,360	3,724,443	51,307	78,937,583
Fidelity Series Small Cap Opportunities Fund	263,257,832	4,906,844	11,741,424	-	260,097,063
Fidelity Series Stock Selector Large Cap Value Fund	440,593,793	6,816,577	19,900,000	-	451,647,425
Total	$ 7,016,127,503	$ 134,150,728	$ 298,561,522	$ 14,020,600	$ 7,131,389,881
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At June 30, 2014, the cost of investment securities for income tax purposes was $5,997,903,728. Net unrealized appreciation aggregated $1,133,486,153, of which $1,134,393,941 related to appreciated investment securities and $907,788 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

Valuation techniques used to value the Fund's investments by major category are as follows: Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity Freedom® 2035 Fund

June 30, 2014

1.818371.109

F35-QTLY-0814

Investments June 30, 2014 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 63.4%
	Shares	Value
Fidelity Series 100 Index Fund (b)	9,400,970	$ 120,144,401
Fidelity Series 1000 Value Index Fund (b)	7,049,641	79,096,967
Fidelity Series All-Sector Equity Fund (b)	31,171,488	461,338,024
Fidelity Series Blue Chip Growth Fund (b)	34,603,877	393,792,124
Fidelity Series Commodity Strategy Fund (a)(b)	7,756,581	65,543,112
Fidelity Series Equity-Income Fund (b)	45,969,909	602,665,509
Fidelity Series Growth & Income Fund (b)	33,636,821	456,788,025
Fidelity Series Growth Company Fund (b)	43,218,842	486,211,971
Fidelity Series Intrinsic Opportunities Fund (b)	20,284,792	297,983,593
Fidelity Series Opportunistic Insights Fund (b)	20,048,523	290,503,099
Fidelity Series Real Estate Equity Fund (b)	3,955,971	54,631,957
Fidelity Series Small Cap Discovery Fund (b)	6,499,147	68,760,978
Fidelity Series Small Cap Opportunities Fund (b)	16,757,192	230,746,532
Fidelity Series Stock Selector Large Cap Value Fund (b)	30,289,643	400,429,083
TOTAL DOMESTIC EQUITY FUNDS (Cost $3,340,017,043)		4,008,635,375
International Equity Funds - 26.9%

Fidelity Series Emerging Markets Fund (b)	20,035,401	372,458,110
Fidelity Series International Growth Fund (b)	40,748,897	595,748,871

	Shares	Value
Fidelity Series International Small Cap Fund (b)	8,072,393	$ 133,436,659
Fidelity Series International Value Fund (b)	51,977,541	597,221,944
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $1,392,878,498)		1,698,865,584
Bond Funds - 9.7%

Fidelity Series Emerging Markets Debt Fund (b)	4,022,764	42,802,209
Fidelity Series Floating Rate High Income Fund (b)	4,448,721	46,622,599
Fidelity Series High Income Fund (b)	38,549,391	407,467,059
Fidelity Series Investment Grade Bond Fund (b)	7,220,042	82,452,885
Fidelity Series Real Estate Income Fund (b)	2,584,051	29,690,745
TOTAL BOND FUNDS (Cost $579,975,677)		609,035,497
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $5,312,871,218)		6,316,536,456
NET OTHER ASSETS (LIABILITIES) - 0.0%		(187,724)
NET ASSETS - 100%		$ 6,316,348,732
Legend
(a) Non-income producing
(b) Affiliated Fund
Affiliated Underlying Funds
Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Series 100 Index Fund	$ 116,855,094	$ 2,417,078	$ 4,884,926	$ -	$ 120,144,401
Fidelity Series 1000 Value Index Fund	78,969,816	1,314,534	5,018,681	-	79,096,967
Fidelity Series All-Sector Equity Fund	455,645,924	2,940,731	18,570,088	-	461,338,024
Fidelity Series Blue Chip Growth Fund	384,199,586	6,643,567	16,066,744	-	393,792,124
Fidelity Series Commodity Strategy Fund	59,625,273	7,355,102	1,327,897	-	65,543,112
Fidelity Series Emerging Markets Debt Fund	42,339,110	1,343,457	2,664,312	573,238	42,802,209
Fidelity Series Emerging Markets Fund	345,709,520	5,116,597	7,289,991	-	372,458,110
Fidelity Series Equity-Income Fund	585,356,017	13,070,068	24,426,830	3,173,321	602,665,509
Fidelity Series Floating Rate High Income Fund	46,886,694	1,125,821	1,478,833	486,853	46,622,599
Fidelity Series Growth & Income Fund	445,453,573	9,365,811	18,653,039	1,778,347	456,788,025
Fidelity Series Growth Company Fund	471,518,107	536,391	4,022,432	-	486,211,971
Fidelity Series High Income Fund	411,114,191	13,895,028	16,776,947	5,234,425	407,467,059
Fidelity Series International Growth Fund	584,594,559	10,211,695	17,851,536	-	595,748,871
Fidelity Series International Small Cap Fund	131,044,568	3,531,581	3,866,734	-	133,436,659
Fidelity Series International Value Fund	589,329,236	7,890,671	19,440,963	-	597,221,944
Fidelity Series Intrinsic Opportunities Fund	289,015,131	4,954,801	12,159,530	-	297,983,593
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Series Investment Grade Bond Fund	$ 90,966,353	$ 1,839,738	$ 11,604,934	$ 574,551	$ 82,452,885
Fidelity Series Opportunistic Insights Fund	285,023,821	6,871,055	12,024,418	-	290,503,099
Fidelity Series Real Estate Equity Fund	50,522,403	3,478,951	2,879,151	220,657	54,631,957
Fidelity Series Real Estate Income Fund	29,556,336	928,727	1,341,080	340,584	29,690,745
Fidelity Series Small Cap Discovery Fund	67,629,258	2,288,942	3,000,720	44,884	68,760,978
Fidelity Series Small Cap Opportunities Fund	233,044,554	4,082,754	9,619,885	-	230,746,532
Fidelity Series Stock Selector Large Cap Value Fund	388,744,710	6,594,862	16,258,235	-	400,429,083
Total	$ 6,183,143,834	$ 117,797,962	$ 231,227,906	$ 12,426,860	$ 6,316,536,456
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At June 30, 2014, the cost of investment securities for income tax purposes was $5,318,494,095. Net unrealized appreciation aggregated $998,042,361, of which $998,965,392 related to appreciated investment securities and $923,031 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

Valuation techniques used to value the Fund's investments by major category are as follows: Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity Freedom® 2020 Fund

June 30, 2014

1.818361.109

F20-QTLY-0814

Investments June 30, 2014 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 44.7%
	Shares	Value
Fidelity Series 100 Index Fund (c)	14,086,358	$ 180,023,652
Fidelity Series 1000 Value Index Fund (c)	10,236,983	114,858,954
Fidelity Series All-Sector Equity Fund (c)	46,897,379	694,081,208
Fidelity Series Blue Chip Growth Fund (c)	51,259,487	583,332,959
Fidelity Series Commodity Strategy Fund (a)(c)	17,500,796	147,881,726
Fidelity Series Equity-Income Fund (c)	67,224,626	881,314,843
Fidelity Series Growth & Income Fund (c)	49,763,179	675,783,967
Fidelity Series Growth Company Fund (c)	64,256,880	722,889,901
Fidelity Series Intrinsic Opportunities Fund (c)	29,803,541	437,814,013
Fidelity Series Opportunistic Insights Fund (c)	30,007,275	434,805,414
Fidelity Series Real Estate Equity Fund (c)	5,865,113	80,997,206
Fidelity Series Small Cap Discovery Fund (c)	9,481,244	100,311,565
Fidelity Series Small Cap Opportunities Fund (c)	24,848,419	342,162,734
Fidelity Series Stock Selector Large Cap Value Fund (c)	45,131,651	596,640,431
TOTAL DOMESTIC EQUITY FUNDS (Cost $4,966,872,762)		5,992,898,573
International Equity Funds - 18.8%

Fidelity Series Emerging Markets Fund (c)	29,951,709	556,802,262
Fidelity Series International Growth Fund (c)	60,067,839	878,191,805
Fidelity Series International Small Cap Fund (c)	12,155,135	200,924,379
Fidelity Series International Value Fund (c)	77,038,890	885,176,848
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $2,070,256,283)		2,521,095,294
Bond Funds - 30.3%
	Shares	Value
Fidelity Series Emerging Markets Debt Fund (c)	8,613,815	$ 91,650,987
Fidelity Series Floating Rate High Income Fund (c)	13,599,698	142,524,840
Fidelity Series High Income Fund (c)	71,867,361	759,638,011
Fidelity Series Inflation-Protected Bond Index Fund (c)	12,431,685	125,808,657
Fidelity Series Investment Grade Bond Fund (c)	252,997,062	2,889,226,449
Fidelity Series Real Estate Income Fund (c)	5,489,516	63,074,534
TOTAL BOND FUNDS (Cost $3,994,757,566)		4,071,923,478
Short-Term Funds - 6.2%

Fidelity Institutional Money Market Portfolio Institutional Class 0.09% (b)(c)	453,388,077	453,388,077
Fidelity Short-Term Bond Fund (c)	43,353,622	373,274,685
TOTAL SHORT-TERM FUNDS (Cost $823,570,316)		826,662,762
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $11,855,456,927)		13,412,580,107
NET OTHER ASSETS (LIABILITIES) - 0.0%		(459,717)
NET ASSETS - 100%		$ 13,412,120,390
Legend
(a) Non-income producing
(b) The rate quoted is the annualized seven-day yield of the fund at period end.
(c) Affiliated Fund
Affiliated Underlying Funds
Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Institutional Money Market Portfolio Institutional Class	$ 466,401,937	$ 2,882,711	$ 15,896,571	$ 97,812	$ 453,388,077
Fidelity Series 100 Index Fund	170,714,134	8,500,246	7,559,992	-	180,023,652
Fidelity Series 1000 Value Index Fund	106,653,964	7,288,287	4,612,693	-	114,858,954
Fidelity Series All-Sector Equity Fund	689,012,324	2,300,715	29,415,070	-	694,081,208
Fidelity Series Blue Chip Growth Fund	574,866,870	5,722,831	25,439,132	-	583,332,959
Fidelity Series Commodity Strategy Fund	152,205,617	1,323,878	5,687,353	-	147,881,726
Fidelity Series Emerging Markets Debt Fund	91,640,657	1,824,754	5,670,537	1,237,592	91,650,987
Fidelity Series Emerging Markets Fund	520,378,783	3,675,829	10,649,267	-	556,802,262
Fidelity Series Equity-Income Fund	865,558,337	11,728,837	38,051,806	4,691,879	881,314,843
Fidelity Series Floating Rate High Income Fund	146,038,914	2,427,219	6,212,673	1,502,708	142,524,840
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Series Growth & Income Fund	$ 666,200,956	$ 8,052,508	$ 29,104,321	$ 2,659,542	$ 675,783,967
Fidelity Series Growth Company Fund	715,780,446	403,469	19,859,107	-	722,889,901
Fidelity Series High Income Fund	800,653,966	24,564,352	64,098,950	10,219,336	759,638,011
Fidelity Series Inflation-Protected Bond Index Fund	126,348,976	881,142	4,825,607	60,159	125,808,657
Fidelity Series International Growth Fund	873,348,978	8,042,965	31,191,320	-	878,191,805
Fidelity Series International Small Cap Fund	202,752,005	1,281,841	7,256,120	-	200,924,379
Fidelity Series International Value Fund	882,234,808	5,551,339	31,619,133	-	885,176,848
Fidelity Series Intrinsic Opportunities Fund	428,212,561	4,691,291	18,901,766	-	437,814,013
Fidelity Series Investment Grade Bond Fund	2,873,877,960	65,006,627	90,082,696	18,576,731	2,889,226,449
Fidelity Series Opportunistic Insights Fund	435,329,662	5,251,541	21,519,434	-	434,805,414
Fidelity Series Real Estate Equity Fund	80,768,805	15,111,317	20,694,988	393,774	80,997,206
Fidelity Series Real Estate Income Fund	63,788,575	1,148,310	3,036,350	741,952	63,074,534
Fidelity Series Small Cap Discovery Fund	96,453,819	6,345,560	4,858,633	63,251	100,311,565
Fidelity Series Small Cap Opportunities Fund	347,048,808	5,058,526	14,636,278	-	342,162,734
Fidelity Series Stock Selector Large Cap Value Fund	585,492,849	4,695,454	25,499,140	-	596,640,431
Fidelity Short-Term Bond Fund	382,229,079	3,501,887	13,338,267	905,203	373,274,685
Total	$ 13,343,993,790	$ 207,263,436	$ 549,717,204	$ 41,149,939	$ 13,412,580,107
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At June 30, 2014, the cost of investment securities for income tax purposes was $11,870,855,956. Net unrealized appreciation aggregated $1,541,724,151, of which $1,588,310,975 related to appreciated investment securities and $46,586,824 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

Valuation techniques used to value the Fund's investments by major category are as follows: Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity Freedom® 2010 Fund

June 30, 2014

1.818356.109

F10-QTLY-0814

Investments June 30, 2014 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 35.5%
	Shares	Value
Fidelity Series 100 Index Fund (c)	4,451,895	$ 56,895,221
Fidelity Series 1000 Value Index Fund (c)	3,399,167	38,138,657
Fidelity Series All-Sector Equity Fund (c)	15,409,194	228,056,064
Fidelity Series Blue Chip Growth Fund (c)	15,915,633	181,119,903
Fidelity Series Commodity Strategy Fund (a)(c)	7,027,008	59,378,217
Fidelity Series Equity-Income Fund (c)	21,262,237	278,747,929
Fidelity Series Growth & Income Fund (c)	15,513,703	210,676,088
Fidelity Series Growth Company Fund (c)	20,597,840	231,725,697
Fidelity Series Intrinsic Opportunities Fund (c)	9,258,199	136,002,947
Fidelity Series Opportunistic Insights Fund (c)	9,300,498	134,764,212
Fidelity Series Real Estate Equity Fund (c)	1,846,669	25,502,500
Fidelity Series Small Cap Discovery Fund (c)	3,167,379	33,510,871
Fidelity Series Small Cap Opportunities Fund (c)	7,673,380	105,662,438
Fidelity Series Stock Selector Large Cap Value Fund (c)	13,858,094	183,204,005
TOTAL DOMESTIC EQUITY FUNDS (Cost $1,600,885,931)		1,903,384,749
International Equity Funds - 14.9%

Fidelity Series Emerging Markets Fund (c)	9,297,977	172,849,389
Fidelity Series International Growth Fund (c)	19,005,980	277,867,427
Fidelity Series International Small Cap Fund (c)	3,821,342	63,166,786
Fidelity Series International Value Fund (c)	24,507,576	281,592,052
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $667,626,754)		795,475,654
Bond Funds - 36.0%
	Shares	Value
Fidelity Series Emerging Markets Debt Fund (c)	3,459,358	$ 36,807,571
Fidelity Series Floating Rate High Income Fund (c)	5,607,776	58,769,491
Fidelity Series High Income Fund (c)	27,007,430	285,468,539
Fidelity Series Inflation-Protected Bond Index Fund (c)	9,187,846	92,981,004
Fidelity Series Investment Grade Bond Fund (c)	125,088,141	1,428,506,568
Fidelity Series Real Estate Income Fund (c)	2,193,513	25,203,463
TOTAL BOND FUNDS (Cost $1,923,349,452)		1,927,736,636
Short-Term Funds - 13.6%

Fidelity Institutional Money Market Portfolio Institutional Class 0.09% (b)(c)	401,097,620	401,097,620
Fidelity Short-Term Bond Fund (c)	38,269,875	329,503,627
TOTAL SHORT-TERM FUNDS (Cost $737,559,024)		730,601,247
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $4,929,421,161)		5,357,198,286
NET OTHER ASSETS (LIABILITIES) - 0.0%		(248,115)
NET ASSETS - 100%		$ 5,356,950,171
Legend
(a) Non-income producing
(b) The rate quoted is the annualized seven-day yield of the fund at period end.
(c) Affiliated Fund
Affiliated Underlying Funds
Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Institutional Money Market Portfolio Institutional Class	$ 418,224,875	$ 225,953	$ 17,353,208	$ 87,232	$ 401,097,620
Fidelity Series 100 Index Fund	56,501,356	348,853	2,704,107	-	56,895,221
Fidelity Series 1000 Value Index Fund	38,096,578	20,483	1,843,929	-	38,138,657
Fidelity Series All-Sector Equity Fund	232,484,736	112,280	15,153,066	-	228,056,064
Fidelity Series Blue Chip Growth Fund	178,547,607	2,514,012	8,775,877	-	181,119,903
Fidelity Series Commodity Strategy Fund	61,359,478	24,497	2,018,259	-	59,378,217
Fidelity Series Emerging Markets Debt Fund	33,936,822	2,826,082	1,458,904	482,411	36,807,571
Fidelity Series Emerging Markets Fund	163,736,237	66,340	4,528,919	-	172,849,389
Fidelity Series Equity-Income Fund	277,416,481	1,659,425	13,697,876	1,504,795	278,747,929
Fidelity Series Floating Rate High Income Fund	60,450,661	645,668	2,438,826	621,977	58,769,491
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Series Growth & Income Fund	$ 210,558,853	$ 959,473	$ 10,433,485	$ 841,077	$ 210,676,088
Fidelity Series Growth Company Fund	222,959,428	824,749	745,074	-	231,725,697
Fidelity Series High Income Fund	304,930,425	6,294,756	25,198,669	3,866,286	285,468,539
Fidelity Series Inflation-Protected Bond Index Fund	96,672,358	83,546	6,331,680	45,233	92,981,004
Fidelity Series International Growth Fund	280,773,999	110,675	11,919,004	-	277,867,427
Fidelity Series International Small Cap Fund	65,102,967	25,397	3,268,542	-	63,166,786
Fidelity Series International Value Fund	284,162,212	110,686	11,972,039	-	281,592,052
Fidelity Series Intrinsic Opportunities Fund	135,140,799	101,804	6,681,484	-	136,002,947
Fidelity Series Investment Grade Bond Fund	1,443,968,946	19,526,581	55,226,114	9,287,700	1,428,506,568
Fidelity Series Opportunistic Insights Fund	134,604,533	1,548,463	6,280,985	-	134,764,212
Fidelity Series Real Estate Equity Fund	26,666,981	127,909	3,070,155	107,465	25,502,500
Fidelity Series Real Estate Income Fund	26,083,652	311,162	1,668,080	301,100	25,203,463
Fidelity Series Small Cap Discovery Fund	33,947,819	510,365	1,757,212	22,114	33,510,871
Fidelity Series Small Cap Opportunities Fund	109,302,533	178,926	5,232,312	-	105,662,438
Fidelity Series Stock Selector Large Cap Value Fund	182,321,741	102,608	9,087,640	-	183,204,005
Fidelity Short-Term Bond Fund	341,984,979	961,764	14,230,528	805,682	329,503,627
Total	$ 5,419,937,056	$ 40,222,457	$ 243,075,974	$ 17,973,072	$ 5,357,198,286
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At June 30, 2014, the cost of investment securities for income tax purposes was $4,937,553,009. Net unrealized appreciation aggregated $419,645,277, of which $463,445,546 related to appreciated investment securities and $43,800,269 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

Valuation techniques used to value the Fund's investments by major category are as follows: Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity Freedom® Index 2010 Fund
(formerly Fidelity Freedom Index 2010 Fund - Class W)

June 30, 2014

1.906836.104

FRX-W-X10-QTLY-0814

Investments June 30, 2014 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 32.8%
	Shares	Value
Spartan Total Market Index Fund Class F (c) (Cost $94,463,656)	2,503,678	$ 144,512,267
Commodity Funds - 1.1%

Fidelity Series Commodity Strategy Fund Class F (a)(c) (Cost $4,977,917)	587,427	4,999,006
International Equity Funds - 14.6%

Fidelity Series Global ex U.S. Index Fund (c) (Cost $52,235,337)	4,984,372	64,398,087
Bond Funds - 33.2%

Spartan U.S. Bond Index Fund Class F (c) (Cost $144,290,920)	12,520,587	145,990,048
Inflation-Protected Bond Funds - 3.7%

Fidelity Series Inflation-Protected Bond Index Fund Class F (c) (Cost $16,703,194)	1,588,529	16,091,798
Short-Term Funds - 14.6%
	Shares	Value
Fidelity Institutional Money Market Portfolio Class F 0.09% (b)(c) (Cost $64,452,520)	64,452,520	$ 64,452,520
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $377,123,544)		440,443,726
NET OTHER ASSETS (LIABILITIES) - 0.0%		(46,654)
NET ASSETS - 100%		$ 440,397,072
Legend
(a) Non-income producing
(b) The rate quoted is the annualized seven-day yield of the fund at period end.
(c) Affiliated Fund
Affiliated Underlying Funds
Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Institutional Money Market Portfolio Class F	$ 61,765,294	$ 5,032,308	$ 2,345,082	$ 13,441	$ 64,452,520
Fidelity Series Commodity Strategy Fund Class F	5,054,630	134,327	197,854	-	4,999,006
Fidelity Series Global ex U.S. Index Fund	63,263,246	1,728,917	3,822,790	-	64,398,087
Fidelity Series Inflation-Protected Bond Index Fund Class F	15,577,134	675,791	592,744	13,426	16,091,798
Spartan Total Market Index Fund Class F	142,949,184	4,327,226	9,240,715	397,566	144,512,267
Spartan U.S. Bond Index Fund Class F	142,180,606	7,226,389	5,422,848	905,975	145,990,048
Total	$ 430,790,094	$ 19,124,958	$ 21,622,033	$ 1,330,408	$ 440,443,726
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At June 30, 2014, the cost of investment securities for income tax purposes was $378,571,798. Net unrealized appreciation aggregated $61,871,928, of which $63,337,164 related to appreciated investment securities and $1,465,236 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

Valuation techniques used to value the Fund's investments by major category are as follows: Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity Freedom® 2055 Fund

June 30, 2014

1.927051.103

FF55-QTLY-0814

Investments June 30, 2014 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 63.6%
	Shares	Value
Fidelity Series 100 Index Fund (b)	618,768	$ 7,907,849
Fidelity Series 1000 Value Index Fund (b)	444,977	4,992,641
Fidelity Series All-Sector Equity Fund (b)	1,918,458	28,393,177
Fidelity Series Blue Chip Growth Fund (b)	2,210,869	25,159,685
Fidelity Series Commodity Strategy Fund (a)(b)	472,837	3,995,469
Fidelity Series Equity-Income Fund (b)	2,997,975	39,303,451
Fidelity Series Growth & Income Fund (b)	2,145,054	29,129,835
Fidelity Series Growth Company Fund (b)	2,602,626	29,279,544
Fidelity Series Intrinsic Opportunities Fund (b)	1,285,213	18,879,775
Fidelity Series Opportunistic Insights Fund (b)	1,297,870	18,806,139
Fidelity Series Real Estate Equity Fund (b)	252,538	3,487,548
Fidelity Series Small Cap Discovery Fund (b)	452,244	4,784,743
Fidelity Series Small Cap Opportunities Fund (b)	1,096,561	15,099,649
Fidelity Series Stock Selector Large Cap Value Fund (b)	1,933,218	25,557,139
TOTAL DOMESTIC EQUITY FUNDS (Cost $224,867,299)		254,776,644
International Equity Funds - 26.9%

Fidelity Series Emerging Markets Fund (b)	1,269,793	23,605,453
Fidelity Series International Growth Fund (b)	2,571,894	37,601,092

	Shares	Value
Fidelity Series International Small Cap Fund (b)	523,080	$ 8,646,515
Fidelity Series International Value Fund (b)	3,280,037	37,687,629
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $94,224,616)		107,540,689
Bond Funds - 9.5%

Fidelity Series Emerging Markets Debt Fund (b)	253,180	2,693,836
Fidelity Series Floating Rate High Income Fund (b)	3,710	38,883
Fidelity Series High Income Fund (b)	2,436,503	25,753,836
Fidelity Series Investment Grade Bond Fund (b)	715,516	8,171,189
Fidelity Series Real Estate Income Fund (b)	117,534	1,350,468
TOTAL BOND FUNDS (Cost $37,062,583)		38,008,212
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $356,154,498)		400,325,545
NET OTHER ASSETS (LIABILITIES) - 0.0%		(993)
NET ASSETS - 100%		$ 400,324,552
Legend
(a) Non-income producing
(b) Affiliated Fund
Affiliated Underlying Funds
Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Series 100 Index Fund	$ 6,752,975	$ 1,057,943	$ 266,469	$ -	$ 7,907,849
Fidelity Series 1000 Value Index Fund	4,559,334	689,227	489,226	-	4,992,641
Fidelity Series All-Sector Equity Fund	22,811,660	5,172,309	884,049	-	28,393,177
Fidelity Series Blue Chip Growth Fund	22,349,823	3,435,590	1,855,679	-	25,159,685
Fidelity Series Commodity Strategy Fund	3,559,161	507,909	67,549	-	3,995,469
Fidelity Series Emerging Markets Debt Fund	2,363,975	335,013	110,117	34,026	2,693,836
Fidelity Series Emerging Markets Fund	19,367,917	2,798,062	294,012	-	23,605,453
Fidelity Series Equity-Income Fund	33,927,106	5,358,405	1,821,870	183,746	39,303,451
Fidelity Series Floating Rate High Income Fund	35,333	4,865	1,392	381	38,883
Fidelity Series Growth & Income Fund	25,757,262	4,003,604	1,907,623	102,733	29,129,835
Fidelity Series Growth Company Fund	25,518,091	2,810,701	187,497	-	29,279,544
Fidelity Series High Income Fund	23,275,226	3,471,910	945,738	312,115	25,753,836
Fidelity Series International Growth Fund	33,103,533	4,474,131	1,124,558	-	37,601,092
Fidelity Series International Small Cap Fund	7,871,008	943,330	350,917	-	8,646,515
Fidelity Series International Value Fund	33,456,859	4,201,585	1,132,527	-	37,687,629
Fidelity Series Intrinsic Opportunities Fund	16,664,325	2,618,344	1,414,795	-	18,879,775
Fidelity Series Investment Grade Bond Fund	7,777,380	1,059,827	777,610	52,208	8,171,189
Fidelity Series Opportunistic Insights Fund	16,658,254	2,576,381	1,140,767	-	18,806,139
Fidelity Series Real Estate Equity Fund	3,648,853	1,512,775	1,888,169	9,830	3,487,548
Fidelity Series Real Estate Income Fund	1,006,887	372,148	48,282	15,057	1,350,468
Fidelity Series Small Cap Discovery Fund	4,085,792	747,850	169,715	3,036	4,784,743
Fidelity Series Small Cap Opportunities Fund	13,560,084	2,054,190	776,196	-	15,099,649
Fidelity Series Stock Selector Large Cap Value Fund	22,536,321	3,393,200	1,690,768	-	25,557,139
Total	$ 350,647,159	$ 53,599,299	$ 19,345,525	$ 713,132	$ 400,325,545
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At June 30, 2014, the cost of investment securities for income tax purposes was $356,556,200. Net unrealized appreciation aggregated $43,769,345, of which $43,819,043 related to appreciated investment securities and $49,698 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

Valuation techniques used to value the Fund's investments by major category are as follows: Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity Freedom K® 2045 Fund

June 30, 2014

1.907121.104

FF-K-45-QTLY-0814

Investments June 30, 2014 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 63.6%
	Shares	Value
Fidelity Series 100 Index Fund Class F (b)	8,004,678	$ 102,299,780
Fidelity Series 1000 Value Index Fund Class F (b)	5,927,985	66,511,991
Fidelity Series All-Sector Equity Fund Class F (b)	25,780,823	381,556,175
Fidelity Series Blue Chip Growth Fund Class F (b)	29,506,765	336,082,048
Fidelity Series Commodity Strategy Fund Class F (a)(b)	6,324,714	53,823,314
Fidelity Series Equity-Income Fund Class F (b)	38,725,199	508,074,611
Fidelity Series Growth & Income Fund Class F (b)	28,101,865	382,185,358
Fidelity Series Growth Company Fund Class F (b)	35,449,179	398,803,269
Fidelity Series Intrinsic Opportunities Fund Class F (b)	17,154,985	252,349,829
Fidelity Series Opportunistic Insights Fund Class F (b)	17,059,902	247,539,173
Fidelity Series Real Estate Equity Fund Class F (b)	3,322,244	45,880,189
Fidelity Series Small Cap Discovery Fund Class F (b)	5,729,458	60,617,661
Fidelity Series Small Cap Opportunities Fund Class F (b)	14,288,081	198,032,804
Fidelity Series Stock Selector Large Cap Value Fund Class F (b)	25,601,936	338,969,639
TOTAL DOMESTIC EQUITY FUNDS (Cost $2,872,703,032)		3,372,725,841
International Equity Funds - 26.8%

Fidelity Series Emerging Markets Fund Class F (b)	16,570,852	308,880,685
Fidelity Series International Growth Fund Class F (b)	34,146,462	500,587,137

	Shares	Value
Fidelity Series International Small Cap Fund Class F (b)	6,786,060	$ 112,445,017
Fidelity Series International Value Fund Class F (b)	43,577,551	502,013,383
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $1,177,524,784)		1,423,926,222
Bond Funds - 9.6%

Fidelity Series Emerging Markets Debt Fund Class F (b)	3,380,278	35,966,154
Fidelity Series Floating Rate High Income Fund Class F (b)	1,728,489	18,114,569
Fidelity Series High Income Fund Class F (b)	32,309,937	341,516,033
Fidelity Series Investment Grade Bond Fund Class F (b)	7,911,149	90,424,429
Fidelity Series Real Estate Income Fund Class F (b)	2,171,239	24,969,249
TOTAL BOND FUNDS (Cost $488,216,624)		510,990,434
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $4,538,444,440)		5,307,642,497
NET OTHER ASSETS (LIABILITIES) - 0.0%		(221,419)
NET ASSETS - 100%		$ 5,307,421,078
Legend
(a) Non-income producing
(b) Affiliated Fund
Affiliated Underlying Funds
Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Series 100 Index Fund Class F	$ 96,450,636	$ 5,655,592	$ 4,710,884	$ -	$ 102,299,780
Fidelity Series 1000 Value Index Fund Class F	64,824,449	3,638,831	5,201,177	-	66,511,991
Fidelity Series All-Sector Equity Fund Class F	374,096,364	7,564,890	18,251,322	-	381,556,175
Fidelity Series Blue Chip Growth Fund Class F	317,259,373	18,561,114	16,643,270	-	336,082,048
Fidelity Series Commodity Strategy Fund Class F	48,412,770	6,997,545	1,557,759	-	53,823,314
Fidelity Series Emerging Markets Debt Fund Class F	34,486,400	2,333,838	2,336,397	487,358	35,966,154
Fidelity Series Emerging Markets Fund Class F	276,640,827	16,178,792	7,934,534	-	308,880,685
Fidelity Series Equity-Income Fund Class F	481,392,128	30,895,096	28,693,900	2,834,151	508,074,611
Fidelity Series Floating Rate High Income Fund Class F	17,731,701	1,077,021	729,630	192,535	18,114,569
Fidelity Series Growth & Income Fund Class F	360,241,576	23,020,730	18,426,131	1,627,199	382,185,358
Fidelity Series Growth Company Fund Class F	374,401,742	16,480,891	7,364,690	-	398,803,269
Fidelity Series High Income Fund Class F	336,587,013	22,022,347	16,442,420	4,453,230	341,516,033
Fidelity Series International Growth Fund Class F	479,724,233	24,852,193	20,136,579	-	500,587,137
Fidelity Series International Small Cap Fund Class F	107,956,652	6,670,477	4,540,725	-	112,445,017
Fidelity Series International Value Fund Class F	483,859,618	22,383,169	20,410,361	-	502,013,383
Fidelity Series Intrinsic Opportunities Fund Class F	236,647,607	13,983,237	12,134,218	-	252,349,829
Fidelity Series Investment Grade Bond Fund Class F	93,224,389	4,945,706	9,134,994	630,249	90,424,429
Fidelity Series Opportunistic Insights Fund Class F	235,493,289	14,169,344	11,583,473	-	247,539,173
Fidelity Series Real Estate Equity Fund Class F	44,239,883	15,001,556	16,091,138	149,596	45,880,189
Fidelity Series Real Estate Income Fund Class F	24,219,693	2,012,197	1,737,263	295,402	24,969,249
Fidelity Series Small Cap Discovery Fund Class F	57,730,624	4,355,585	2,930,527	68,650	60,617,661
Fidelity Series Small Cap Opportunities Fund Class F	192,739,544	11,148,407	9,274,881	-	198,032,804
Fidelity Series Stock Selector Large Cap Value Fund Class F	321,736,857	18,202,607	19,458,039	-	338,969,639
Total	$ 5,060,097,368	$ 292,151,165	$ 255,724,312	$ 10,738,370	$ 5,307,642,497
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At June 30, 2014, the cost of investment securities for income tax purposes was $4,542,184,238. Net unrealized appreciation aggregated $765,458,259, of which $767,196,679 related to appreciated investment securities and $1,738,420 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

Valuation techniques used to value the Fund's investments by major category are as follows: Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity Freedom K® 2040 Fund

June 30, 2014

1.907119.104

FF-K-40-QTLY-0814

Investments June 30, 2014 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 63.6%
	Shares	Value
Fidelity Series 100 Index Fund Class F (b)	15,200,239	$ 194,259,059
Fidelity Series 1000 Value Index Fund Class F (b)	11,490,920	128,928,127
Fidelity Series All-Sector Equity Fund Class F (b)	50,215,294	743,186,347
Fidelity Series Blue Chip Growth Fund Class F (b)	56,468,204	643,172,843
Fidelity Series Commodity Strategy Fund Class F (a)(b)	12,203,023	103,847,724
Fidelity Series Equity-Income Fund Class F (b)	74,620,589	979,022,132
Fidelity Series Growth & Income Fund Class F (b)	53,974,777	734,056,971
Fidelity Series Growth Company Fund Class F (b)	68,817,623	774,198,260
Fidelity Series Intrinsic Opportunities Fund Class F (b)	32,787,381	482,302,380
Fidelity Series Opportunistic Insights Fund Class F (b)	32,615,130	473,245,536
Fidelity Series Real Estate Equity Fund Class F (b)	6,385,665	88,186,036
Fidelity Series Small Cap Discovery Fund Class F (b)	10,742,423	113,654,840
Fidelity Series Small Cap Opportunities Fund Class F (b)	27,291,927	378,266,103
Fidelity Series Stock Selector Large Cap Value Fund Class F (b)	49,020,052	649,025,491
TOTAL DOMESTIC EQUITY FUNDS (Cost $5,468,970,274)		6,485,351,849
International Equity Funds - 26.8%

Fidelity Series Emerging Markets Fund Class F (b)	31,937,597	595,316,813
Fidelity Series International Growth Fund Class F (b)	65,668,489	962,700,042

	Shares	Value
Fidelity Series International Small Cap Fund Class F (b)	13,022,314	$ 215,779,751
Fidelity Series International Value Fund Class F (b)	83,750,879	964,810,132
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $2,233,326,742)		2,738,606,738
Bond Funds - 9.6%

Fidelity Series Emerging Markets Debt Fund Class F (b)	6,500,531	69,165,652
Fidelity Series Floating Rate High Income Fund Class F (b)	6,426,947	67,354,407
Fidelity Series High Income Fund Class F (b)	62,127,735	656,690,158
Fidelity Series Investment Grade Bond Fund Class F (b)	12,396,623	141,693,404
Fidelity Series Real Estate Income Fund Class F (b)	4,175,525	48,018,532
TOTAL BOND FUNDS (Cost $938,252,738)		982,922,153
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $8,640,549,754)		10,206,880,740
NET OTHER ASSETS (LIABILITIES) - 0.0%		(422,671)
NET ASSETS - 100%		$ 10,206,458,069
Legend
(a) Non-income producing
(b) Affiliated Fund
Affiliated Underlying Funds
Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Series 100 Index Fund Class F	$ 186,816,726	$ 7,434,953	$ 9,387,046	$ -	$ 194,259,059
Fidelity Series 1000 Value Index Fund Class F	126,228,300	4,764,670	8,387,265	-	128,928,127
Fidelity Series All-Sector Equity Fund Class F	739,405,434	9,530,135	41,347,621	-	743,186,347
Fidelity Series Blue Chip Growth Fund Class F	618,018,537	24,393,110	31,624,300	-	643,172,843
Fidelity Series Commodity Strategy Fund Class F	94,463,488	12,633,680	3,190,314	-	103,847,724
Fidelity Series Emerging Markets Debt Fund Class F	67,776,214	3,520,729	5,016,938	947,662	69,165,652
Fidelity Series Emerging Markets Fund Class F	543,401,982	21,237,681	16,004,868	-	595,316,813
Fidelity Series Equity-Income Fund Class F	943,017,142	42,529,301	53,849,039	5,532,725	979,022,132
Fidelity Series Floating Rate High Income Fund Class F	67,250,469	2,892,730	2,920,665	723,465	67,354,407
Fidelity Series Growth & Income Fund Class F	705,394,536	31,334,389	36,183,117	3,175,224	734,056,971
Fidelity Series Growth Company Fund Class F	740,299,626	19,292,873	14,709,972	-	774,198,260
Fidelity Series High Income Fund Class F	658,002,950	33,530,127	33,590,092	8,640,917	656,690,158
Fidelity Series International Growth Fund Class F	936,746,179	35,212,548	40,501,899	-	962,700,042
Fidelity Series International Small Cap Fund Class F	210,119,333	10,227,119	9,080,978	-	215,779,751
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Series International Value Fund Class F	$ 944,848,072	$ 29,661,051	$ 41,078,414	$ -	$ 964,810,132
Fidelity Series Intrinsic Opportunities Fund Class F	460,535,921	18,392,211	23,246,534	-	482,302,380
Fidelity Series Investment Grade Bond Fund Class F	152,040,096	5,624,361	18,207,501	1,014,693	141,693,404
Fidelity Series Opportunistic Insights Fund Class F	458,608,688	19,572,055	23,069,669	-	473,245,536
Fidelity Series Real Estate Equity Fund Class F	82,954,695	19,655,272	19,765,088	321,445	88,186,036
Fidelity Series Real Estate Income Fund Class F	47,350,685	2,935,236	3,190,448	573,257	48,018,532
Fidelity Series Small Cap Discovery Fund Class F	110,597,321	6,086,155	5,769,962	129,515	113,654,840
Fidelity Series Small Cap Opportunities Fund Class F	375,744,889	14,649,926	18,526,781	-	378,266,103
Fidelity Series Stock Selector Large Cap Value Fund Class F	623,788,223	24,594,998	34,840,732	-	649,025,491
Total	$ 9,893,409,506	$ 399,705,310	$ 493,489,243	$ 21,058,903	$ 10,206,880,740
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At June 30, 2014, the cost of investment securities for income tax purposes was $8,651,531,373. Net unrealized appreciation aggregated $1,555,349,367, of which $1,556,783,831 related to appreciated investment securities and $1,434,464 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

Valuation techniques used to value the Fund's investments by major category are as follows: Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity Freedom K® 2030 Fund

June 30, 2014

1.907115.104

FF-K-30-QTLY-0814

Investments June 30, 2014 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 60.2%
	Shares	Value
Fidelity Series 100 Index Fund Class F (b)	21,754,847	$ 278,026,947
Fidelity Series 1000 Value Index Fund Class F (b)	16,156,237	181,272,979
Fidelity Series All-Sector Equity Fund Class F (b)	69,747,490	1,032,262,849
Fidelity Series Blue Chip Growth Fund Class F (b)	79,663,698	907,369,524
Fidelity Series Commodity Strategy Fund Class F (a)(b)	20,409,667	173,686,264
Fidelity Series Equity-Income Fund Class F (b)	105,337,129	1,382,023,127
Fidelity Series Growth & Income Fund Class F (b)	77,963,410	1,060,302,375
Fidelity Series Growth Company Fund Class F (b)	98,083,841	1,103,443,211
Fidelity Series Intrinsic Opportunities Fund Class F (b)	47,245,408	694,979,946
Fidelity Series Opportunistic Insights Fund Class F (b)	46,738,481	678,175,359
Fidelity Series Real Estate Equity Fund Class F (b)	9,085,111	125,465,382
Fidelity Series Small Cap Discovery Fund Class F (b)	15,231,859	161,153,070
Fidelity Series Small Cap Opportunities Fund Class F (b)	39,066,423	541,460,627
Fidelity Series Stock Selector Large Cap Value Fund Class F (b)	70,139,949	928,652,921
TOTAL DOMESTIC EQUITY FUNDS (Cost $7,834,958,612)		9,248,274,581
International Equity Funds - 25.6%

Fidelity Series Emerging Markets Fund Class F (b)	46,582,301	868,294,085
Fidelity Series International Growth Fund Class F (b)	93,463,005	1,370,167,650

	Shares	Value
Fidelity Series International Small Cap Fund Class F (b)	18,915,645	$ 313,432,245
Fidelity Series International Value Fund Class F (b)	120,082,465	1,383,349,991
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $3,236,697,595)		3,935,243,971
Bond Funds - 14.2%

Fidelity Series Emerging Markets Debt Fund Class F (b)	9,937,277	105,732,625
Fidelity Series Floating Rate High Income Fund Class F (b)	12,151,369	127,346,346
Fidelity Series High Income Fund Class F (b)	92,257,488	975,161,649
Fidelity Series Inflation-Protected Bond Index Fund Class F (b)	2,006,303	20,323,852
Fidelity Series Investment Grade Bond Fund Class F (b)	76,634,854	875,936,377
Fidelity Series Real Estate Income Fund Class F (b)	6,283,716	72,262,732
TOTAL BOND FUNDS (Cost $2,096,909,047)		2,176,763,581
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $13,168,565,254)		15,360,282,133
NET OTHER ASSETS (LIABILITIES) - 0.0%		(737,760)
NET ASSETS - 100%		$ 15,359,544,373
Legend
(a) Non-income producing
(b) Affiliated Fund
Affiliated Underlying Funds
Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Series 100 Index Fund Class F	$ 270,540,783	$ 7,797,168	$ 13,754,886	$ -	$ 278,026,947
Fidelity Series 1000 Value Index Fund Class F	182,252,090	4,532,504	14,422,018	-	181,272,979
Fidelity Series All-Sector Equity Fund Class F	1,005,346,504	29,043,486	51,007,321	-	1,032,262,849
Fidelity Series Blue Chip Growth Fund Class F	884,558,224	23,745,369	46,368,903	-	907,369,524
Fidelity Series Commodity Strategy Fund Class F	183,342,610	4,474,582	14,482,561	-	173,686,264
Fidelity Series Emerging Markets Debt Fund Class F	102,167,682	3,797,325	4,641,093	1,445,920	105,732,625
Fidelity Series Emerging Markets Fund Class F	796,348,784	24,427,176	20,488,790	-	868,294,085
Fidelity Series Equity-Income Fund Class F	1,341,799,407	46,550,600	72,753,973	7,876,250	1,382,023,127
Fidelity Series Floating Rate High Income Fund Class F	126,537,640	5,298,554	4,737,386	1,361,943	127,346,346
Fidelity Series Growth & Income Fund Class F	1,036,668,308	34,337,570	59,039,649	4,669,169	1,060,302,375
Fidelity Series Growth Company Fund Class F	1,080,456,652	1,393,325	19,354,375	-	1,103,443,211
Fidelity Series High Income Fund Class F	982,696,990	42,529,745	48,201,029	12,864,968	975,161,649
Fidelity Series Inflation-Protected Bond Index Fund Class F	16,132,795	4,399,584	716,218	15,720	20,323,852
Fidelity Series International Growth Fund Class F	1,360,847,043	30,097,168	65,619,060	-	1,370,167,650
Fidelity Series International Small Cap Fund Class F	305,087,429	14,725,623	13,020,626	-	313,432,245
Fidelity Series International Value Fund Class F	1,358,828,103	31,785,276	52,213,890	-	1,383,349,991
Fidelity Series Intrinsic Opportunities Fund Class F	675,406,959	18,001,418	37,015,548	-	694,979,946
Fidelity Series Investment Grade Bond Fund Class F	764,788,281	127,100,243	28,075,516	5,537,963	875,936,377
Fidelity Series Opportunistic Insights Fund Class F	667,834,335	18,459,441	33,782,441	-	678,175,359
Fidelity Series Real Estate Equity Fund Class F	107,186,720	18,116,396	7,214,597	491,865	125,465,382
Fidelity Series Real Estate Income Fund Class F	71,200,199	2,506,195	2,827,071	878,034	72,262,732
Fidelity Series Small Cap Discovery Fund Class F	158,742,122	6,857,244	8,294,485	183,024	161,153,070
Fidelity Series Small Cap Opportunities Fund Class F	546,133,920	15,402,547	28,851,340	-	541,460,627
Fidelity Series Stock Selector Large Cap Value Fund Class F	901,915,192	25,844,674	49,791,701	-	928,652,921
Total	$ 14,926,818,772	$ 541,223,213	$ 696,674,477	$ 35,324,856	$ 15,360,282,133
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At June 30, 2014, the cost of investment securities for income tax purposes was $13,185,082,769. Net unrealized appreciation aggregated $2,175,199,364, of which $2,179,083,505 related to appreciated investment securities and $3,884,141 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

Valuation techniques used to value the Fund's investments by major category are as follows: Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity Freedom K® 2025 Fund

June 30, 2014

1.907113.104

FF-K-25-QTLY-0814

Investments June 30, 2014 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 51.7%
	Shares	Value
Fidelity Series 100 Index Fund Class F (c)	14,840,570	$ 189,662,490
Fidelity Series 1000 Value Index Fund Class F (c)	11,340,788	127,243,637
Fidelity Series All-Sector Equity Fund Class F (c)	49,025,806	725,581,932
Fidelity Series Blue Chip Growth Fund Class F (c)	54,896,214	625,267,876
Fidelity Series Commodity Strategy Fund Class F (a)(c)	16,302,936	138,737,986
Fidelity Series Equity-Income Fund Class F (c)	71,031,872	931,938,162
Fidelity Series Growth & Income Fund Class F (c)	52,729,606	717,122,643
Fidelity Series Growth Company Fund Class F (c)	65,825,026	740,531,545
Fidelity Series Intrinsic Opportunities Fund Class F (c)	31,524,087	463,719,318
Fidelity Series Opportunistic Insights Fund Class F (c)	31,837,417	461,960,914
Fidelity Series Real Estate Equity Fund Class F (c)	6,162,859	85,109,085
Fidelity Series Small Cap Discovery Fund Class F (c)	10,326,280	109,252,037
Fidelity Series Small Cap Opportunities Fund Class F (c)	26,427,908	366,290,801
Fidelity Series Stock Selector Large Cap Value Fund Class F (c)	45,969,544	608,636,757
TOTAL DOMESTIC EQUITY FUNDS (Cost $5,292,771,227)		6,291,055,183
International Equity Funds - 21.8%

Fidelity Series Emerging Markets Fund Class F (c)	31,945,472	595,463,599
Fidelity Series International Growth Fund Class F (c)	62,847,530	921,344,792
Fidelity Series International Small Cap Fund Class F (c)	12,735,591	211,028,742
Fidelity Series International Value Fund Class F (c)	80,886,809	931,816,040
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $2,157,586,181)		2,659,653,173
Bond Funds - 26.0%
	Shares	Value
Fidelity Series Emerging Markets Debt Fund Class F (c)	7,754,211	$ 82,504,807
Fidelity Series Floating Rate High Income Fund Class F (c)	10,237,721	107,291,314
Fidelity Series High Income Fund Class F (c)	68,890,274	728,170,198
Fidelity Series Inflation-Protected Bond Index Fund Class F (c)	6,303,220	63,851,623
Fidelity Series Investment Grade Bond Fund Class F (c)	186,445,288	2,131,069,642
Fidelity Series Real Estate Income Fund Class F (c)	4,981,093	57,282,566
TOTAL BOND FUNDS (Cost $3,143,351,250)		3,170,170,150
Short-Term Funds - 0.5%

Fidelity Institutional Money Market Portfolio Class F 0.09% (b)(c)	30,650,055	30,650,055
Fidelity Short-Term Bond Fund Class F (c)	2,925,673	25,190,042
TOTAL SHORT-TERM FUNDS (Cost $55,678,855)		55,840,097
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $10,649,387,513)		12,176,718,603
NET OTHER ASSETS (LIABILITIES) - 0.0%		(809,775)
NET ASSETS - 100%		$ 12,175,908,828
Legend
(a) Non-income producing
(b) The rate quoted is the annualized seven-day yield of the fund at period end.
(c) Affiliated Fund
Affiliated Underlying Funds
Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Institutional Money Market Portfolio Class F	$ 30,377,402	$ 1,862,144	$ 1,589,490	$ 6,511	$ 30,650,055
Fidelity Series 100 Index Fund Class F	182,410,365	7,340,682	9,245,268	-	189,662,490
Fidelity Series 1000 Value Index Fund Class F	122,574,455	4,868,813	6,415,252	-	127,243,637
Fidelity Series All-Sector Equity Fund Class F	715,821,743	11,673,282	36,566,875	-	725,581,932
Fidelity Series Blue Chip Growth Fund Class F	603,581,385	23,609,224	33,275,015	-	625,267,876
Fidelity Series Commodity Strategy Fund Class F	148,551,214	5,116,263	15,258,446	-	138,737,986
Fidelity Series Emerging Markets Debt Fund Class F	80,533,314	3,746,553	5,258,609	1,140,469	82,504,807
Fidelity Series Emerging Markets Fund Class F	541,833,587	23,274,441	16,226,410	-	595,463,599
Fidelity Series Equity-Income Fund Class F	892,099,428	41,526,740	46,403,695	5,232,840	931,938,162
Fidelity Series Floating Rate High Income Fund Class F	105,509,655	6,088,264	4,516,685	1,143,672	107,291,314
Fidelity Series Growth & Income Fund Class F	689,238,591	30,944,534	35,737,947	3,102,000	717,122,643
Fidelity Series Growth Company Fund Class F	724,030,320	4,733,122	15,940,441	-	740,531,545
Fidelity Series High Income Fund Class F	743,046,588	45,236,676	58,685,224	9,823,833	728,170,198
Fidelity Series Inflation-Protected Bond Index Fund Class F	61,490,480	3,358,750	2,702,720	53,186	63,851,623
Fidelity Series International Growth Fund Class F	905,212,840	30,469,396	44,550,025	-	921,344,792
Fidelity Series International Small Cap Fund Class F	215,573,958	6,221,347	15,245,583	-	211,028,742
Fidelity Series International Value Fund Class F	910,926,175	30,398,393	39,770,904	-	931,816,040
Fidelity Series Intrinsic Opportunities Fund Class F	442,679,378	18,113,107	22,660,206	-	463,719,318
Fidelity Series Investment Grade Bond Fund Class F	2,021,522,254	143,416,946	64,720,280	13,945,995	2,131,069,642
Fidelity Series Opportunistic Insights Fund Class F	449,091,202	18,053,148	22,797,945	-	461,960,914
Fidelity Series Real Estate Equity Fund Class F	81,126,643	7,411,104	8,889,586	360,275	85,109,085
Fidelity Series Real Estate Income Fund Class F	56,279,472	2,502,419	2,594,526	698,296	57,282,566
Fidelity Series Small Cap Discovery Fund Class F	106,159,140	6,024,796	5,557,057	124,090	109,252,037
Fidelity Series Small Cap Opportunities Fund Class F	362,057,625	15,968,294	18,028,586	-	366,290,801
Fidelity Series Stock Selector Large Cap Value Fund Class F	581,248,217	24,122,351	29,780,062	-	608,636,757
Fidelity Short-Term Bond Fund Class F	24,859,824	1,585,020	1,312,943	66,262	25,190,042
Total	$ 11,797,835,255	$ 517,665,809	$ 563,729,780	$ 35,697,429	$ 12,176,718,603
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At June 30, 2014, the cost of investment securities for income tax purposes was $10,660,561,384. Net unrealized appreciation aggregated $1,516,157,219, of which $1,552,438,502 related to appreciated investment securities and $36,281,283 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

Valuation techniques used to value the Fund's investments by major category are as follows: Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity Freedom® 2030 Fund

June 30, 2014

1.818370.109

F30-QTLY-0814

Investments June 30, 2014 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 60.2%
	Shares	Value
Fidelity Series 100 Index Fund (b)	16,079,748	$ 205,499,174
Fidelity Series 1000 Value Index Fund (b)	11,934,661	133,906,900
Fidelity Series All-Sector Equity Fund (b)	50,809,723	751,983,899
Fidelity Series Blue Chip Growth Fund (b)	57,509,955	654,463,287
Fidelity Series Commodity Strategy Fund (a)(b)	14,673,395	123,990,188
Fidelity Series Equity-Income Fund (b)	75,679,287	992,155,454
Fidelity Series Growth & Income Fund (b)	55,806,063	757,846,329
Fidelity Series Growth Company Fund (b)	72,300,518	813,380,833
Fidelity Series Intrinsic Opportunities Fund (b)	33,666,934	494,567,265
Fidelity Series Opportunistic Insights Fund (b)	33,792,226	489,649,362
Fidelity Series Real Estate Equity Fund (b)	6,571,299	90,749,637
Fidelity Series Small Cap Discovery Fund (b)	10,889,035	115,205,988
Fidelity Series Small Cap Opportunities Fund (b)	28,185,897	388,119,803
Fidelity Series Stock Selector Large Cap Value Fund (b)	50,020,905	661,276,366
TOTAL DOMESTIC EQUITY FUNDS (Cost $5,581,851,681)		6,672,794,485
International Equity Funds - 25.7%

Fidelity Series Emerging Markets Fund (b)	34,625,574	643,689,420
Fidelity Series International Growth Fund (b)	67,638,414	988,873,613
Fidelity Series International Small Cap Fund (b)	13,515,264	223,407,314
Fidelity Series International Value Fund (b)	86,734,264	996,576,698
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $2,384,875,932)		2,852,547,045
Bond Funds - 14.1%
	Shares	Value
Fidelity Series Emerging Markets Debt Fund (b)	7,132,326	$ 75,887,954
Fidelity Series Floating Rate High Income Fund (b)	8,773,950	91,950,997
Fidelity Series High Income Fund (b)	66,628,192	704,259,986
Fidelity Series Inflation-Protected Bond Index Fund (b)	1,170,326	11,843,700
Fidelity Series Investment Grade Bond Fund (b)	55,260,586	631,075,896
Fidelity Series Real Estate Income Fund (b)	4,538,143	52,143,259
TOTAL BOND FUNDS (Cost $1,513,276,488)		1,567,161,792
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $9,480,004,101)		11,092,503,322
NET OTHER ASSETS (LIABILITIES) - 0.0%		(86,686)
NET ASSETS - 100%		$ 11,092,416,636
Legend
(a) Non-income producing
(b) Affiliated Fund
Affiliated Underlying Funds
Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Series 100 Index Fund	$ 196,854,718	$ 8,670,117	$ 9,629,634	$ -	$ 205,499,174
Fidelity Series 1000 Value Index Fund	132,719,985	1,090,039	6,421,529	-	133,906,900
Fidelity Series All-Sector Equity Fund	750,530,409	2,894,510	36,320,868	-	751,983,899
Fidelity Series Blue Chip Growth Fund	645,355,733	6,514,745	28,895,580	-	654,463,287
Fidelity Series Commodity Strategy Fund	130,856,874	991,615	7,954,909	-	123,990,188
Fidelity Series Emerging Markets Debt Fund	74,886,059	1,605,271	3,800,289	1,024,663	75,887,954
Fidelity Series Emerging Markets Fund	600,517,152	5,122,582	12,045,265	-	643,689,420
Fidelity Series Equity-Income Fund	979,306,437	13,483,271	47,986,979	5,308,186	992,155,454
Fidelity Series Floating Rate High Income Fund	92,954,002	1,850,784	3,028,933	962,740	91,950,997
Fidelity Series Growth & Income Fund	751,040,925	9,265,215	36,785,989	2,997,902	757,846,329
Fidelity Series Growth Company Fund	812,968,012	862,699	30,294,161	-	813,380,833
Fidelity Series High Income Fund	718,813,081	20,164,517	33,389,876	9,126,166	704,259,986
Fidelity Series Inflation-Protected Bond Index Fund	11,883,054	123,722	483,246	5,658	11,843,700
Fidelity Series International Growth Fund	994,811,339	7,466,083	45,118,464	-	988,873,613
Fidelity Series International Small Cap Fund	223,138,476	3,300,740	7,649,632	-	223,407,314
Fidelity Series International Value Fund	991,907,231	7,466,253	35,383,939	-	996,576,698
Fidelity Series Intrinsic Opportunities Fund	487,259,008	4,372,209	24,060,588	-	494,567,265
Fidelity Series Investment Grade Bond Fund	556,116,244	82,164,840	15,451,253	3,844,763	631,075,896
Fidelity Series Opportunistic Insights Fund	490,214,253	5,404,641	23,706,236	-	489,649,362
Fidelity Series Real Estate Equity Fund	77,738,879	25,883,232	18,786,161	420,320	90,749,637
Fidelity Series Real Estate Income Fund	52,085,449	1,007,803	1,911,900	605,693	52,143,259
Fidelity Series Small Cap Discovery Fund	111,913,861	6,495,258	5,935,682	73,001	115,205,988
Fidelity Series Small Cap Opportunities Fund	397,238,995	4,565,861	18,957,332	-	388,119,803
Fidelity Series Stock Selector Large Cap Value Fund	652,438,477	5,451,038	32,039,760	-	661,276,366
Total	$ 10,933,548,653	$ 226,217,045	$ 486,038,205	$ 24,369,092	$ 11,092,503,322
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At June 30, 2014, the cost of investment securities for income tax purposes was $9,495,240,888. Net unrealized appreciation aggregated $1,597,262,434, of which $1,601,875,021 related to appreciated investment securities and $4,612,587 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

Valuation techniques used to value the Fund's investments by major category are as follows: Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity Freedom® Index 2005 Fund
(formerly Fidelity Freedom Index 2005 Fund - Class W)

June 30, 2014

1.906834.104

FRX-W-X05-QTLY-0814

Investments June 30, 2014 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 26.7%
	Shares	Value
Spartan Total Market Index Fund Class F (c) (Cost $12,535,674)	317,209	$ 18,309,285
Commodity Funds - 1.0%

Fidelity Series Commodity Strategy Fund Class F (a)(c) (Cost $738,219)	84,840	721,987
International Equity Funds - 11.9%

Fidelity Series Global ex U.S. Index Fund (c) (Cost $6,835,704)	632,365	8,170,152
Bond Funds - 35.9%

Spartan U.S. Bond Index Fund Class F (c) (Cost $24,308,771)	2,114,053	24,649,860
Inflation-Protected Bond Funds - 4.5%

Fidelity Series Inflation-Protected Bond Index Fund Class F (c) (Cost $3,209,496)	302,427	3,063,584
Short-Term Funds - 20.0%
	Shares	Value
Fidelity Institutional Money Market Portfolio Class F 0.09% (b)(c) (Cost $13,731,931)	13,731,931	$ 13,731,931
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $61,359,795)		68,646,799
NET OTHER ASSETS (LIABILITIES) - 0.0%		(7,510)
NET ASSETS - 100%		$ 68,639,289
Legend
(a) Non-income producing
(b) The rate quoted is the annualized seven-day yield of the fund at period end.
(c) Affiliated Fund
Affiliated Underlying Funds
Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Institutional Money Market Portfolio Class F	$ 13,090,373	$ 940,397	$ 298,838	$ 2,834	$ 13,731,931
Fidelity Series Commodity Strategy Fund Class F	710,419	33,028	22,505	-	721,987
Fidelity Series Global ex U.S. Index Fund	7,971,676	210,213	416,798	-	8,170,152
Fidelity Series Inflation-Protected Bond Index Fund Class F	2,942,860	107,495	67,664	2,529	3,063,584
Spartan Total Market Index Fund Class F	17,935,104	521,673	964,033	49,280	18,309,285
Spartan U.S. Bond Index Fund Class F	23,753,792	1,144,372	579,842	150,716	24,649,860
Total	$ 66,404,224	$ 2,957,178	$ 2,349,680	$ 205,359	$ 68,646,799
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At June 30, 2014, the cost of investment securities for income tax purposes was $61,591,371. Net unrealized appreciation aggregated $7,055,428, of which $7,340,880 related to appreciated investment securities and $285,452 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

Valuation techniques used to value the Fund's investments by major category are as follows: Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity Freedom K® 2035 Fund

June 30, 2014

1.907117.104

FF-K-35-QTLY-0814

Investments June 30, 2014 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 63.6%
	Shares	Value
Fidelity Series 100 Index Fund Class F (b)	14,050,327	$ 179,563,184
Fidelity Series 1000 Value Index Fund Class F (b)	10,481,301	117,600,195
Fidelity Series All-Sector Equity Fund Class F (b)	45,130,758	667,935,213
Fidelity Series Blue Chip Growth Fund Class F (b)	51,825,022	590,287,003
Fidelity Series Commodity Strategy Fund Class F (a)(b)	11,167,786	95,037,855
Fidelity Series Equity-Income Fund Class F (b)	68,620,215	900,297,216
Fidelity Series Growth & Income Fund Class F (b)	50,321,954	684,378,571
Fidelity Series Growth Company Fund Class F (b)	63,014,404	708,912,040
Fidelity Series Intrinsic Opportunities Fund Class F (b)	30,442,004	447,801,879
Fidelity Series Opportunistic Insights Fund Class F (b)	30,105,095	436,824,921
Fidelity Series Real Estate Equity Fund Class F (b)	5,865,401	81,001,187
Fidelity Series Small Cap Discovery Fund Class F (b)	9,610,268	101,676,630
Fidelity Series Small Cap Opportunities Fund Class F (b)	25,008,969	346,624,316
Fidelity Series Stock Selector Large Cap Value Fund Class F (b)	45,215,689	598,655,720
TOTAL DOMESTIC EQUITY FUNDS (Cost $5,046,646,407)		5,956,595,930
International Equity Funds - 26.8%

Fidelity Series Emerging Markets Fund Class F (b)	29,128,682	542,958,640
Fidelity Series International Growth Fund Class F (b)	60,277,887	883,673,828
Fidelity Series International Small Cap Fund Class F (b)	11,982,655	198,552,587
Fidelity Series International Value Fund Class F (b)	76,874,603	885,595,427
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $2,057,015,307)		2,510,780,482
Bond Funds - 9.6%
	Shares	Value
Fidelity Series Emerging Markets Debt Fund Class F (b)	5,966,828	$ 63,487,046
Fidelity Series Floating Rate High Income Fund Class F (b)	6,489,913	68,014,289
Fidelity Series High Income Fund Class F (b)	57,034,032	602,849,715
Fidelity Series Investment Grade Bond Fund Class F (b)	10,768,918	123,088,730
Fidelity Series Real Estate Income Fund Class F (b)	3,832,696	44,076,007
TOTAL BOND FUNDS (Cost $861,793,350)		901,515,787
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $7,965,455,064)		9,368,892,199
NET OTHER ASSETS (LIABILITIES) - 0.0%		(387,165)
NET ASSETS - 100%		$ 9,368,505,034
Legend
(a) Non-income producing
(b) Affiliated Fund
Affiliated Underlying Funds
Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Series 100 Index Fund Class F	$ 172,649,223	$ 7,485,468	$ 9,248,806	$ -	$ 179,563,184
Fidelity Series 1000 Value Index Fund Class F	116,024,811	4,777,566	8,982,972	-	117,600,195
Fidelity Series All-Sector Equity Fund Class F	660,425,414	10,666,248	35,007,086	-	667,935,213
Fidelity Series Blue Chip Growth Fund Class F	567,272,210	24,185,996	30,882,706	-	590,287,003
Fidelity Series Commodity Strategy Fund Class F	87,568,097	10,575,006	3,074,511	-	95,037,855
Fidelity Series Emerging Markets Debt Fund Class F	61,981,828	3,407,139	4,546,197	868,269	63,487,046
Fidelity Series Emerging Markets Fund Class F	493,886,898	22,114,013	15,563,403	-	542,958,640
Fidelity Series Equity-Income Fund Class F	867,095,141	42,304,745	52,603,740	5,091,970	900,297,216
Fidelity Series Floating Rate High Income Fund Class F	67,788,064	3,161,609	3,068,453	729,669	68,014,289
Fidelity Series Growth & Income Fund Class F	660,008,711	31,433,022	38,393,194	2,973,702	684,378,571
Fidelity Series Growth Company Fund Class F	679,779,024	16,804,501	14,528,872	-	708,912,040
Fidelity Series High Income Fund Class F	604,792,352	31,977,703	32,768,119	7,930,186	602,849,715
Fidelity Series International Growth Fund Class F	860,036,992	35,325,512	40,358,960	-	883,673,828
Fidelity Series International Small Cap Fund Class F	194,597,886	8,899,845	9,111,565	-	198,552,587
Fidelity Series International Value Fund Class F	867,583,803	29,708,810	40,498,226	-	885,595,427
Fidelity Series Intrinsic Opportunities Fund Class F	428,520,087	18,561,516	24,049,537	-	447,801,879
Fidelity Series Investment Grade Bond Fund Class F	131,900,060	5,291,728	16,042,660	880,804	123,088,730
Fidelity Series Opportunistic Insights Fund Class F	424,537,199	18,414,167	22,810,616	-	436,824,921
Fidelity Series Real Estate Equity Fund Class F	74,721,789	19,522,910	18,064,587	290,496	81,001,187
Fidelity Series Real Estate Income Fund Class F	43,505,962	2,657,286	2,934,470	528,260	44,076,007
Fidelity Series Small Cap Discovery Fund Class F	98,838,323	5,971,128	5,582,945	115,806	101,676,630
Fidelity Series Small Cap Opportunities Fund Class F	344,179,416	14,745,982	18,174,569	-	346,624,316
Fidelity Series Stock Selector Large Cap Value Fund Class F	575,737,253	24,767,930	34,587,317	-	598,655,720
Total	$ 9,083,430,543	$ 392,759,830	$ 480,883,511	$ 19,409,162	$ 9,368,892,199
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At June 30, 2014, the cost of investment securities for income tax purposes was $7,973,431,950. Net unrealized appreciation aggregated $1,395,460,249, of which $1,396,737,470 related to appreciated investment securities and $1,277,221 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

Valuation techniques used to value the Fund's investments by major category are as follows: Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity Freedom® Index 2020 Fund
(formerly Fidelity Freedom Index 2020 Fund - Class W)

June 30, 2014

1.906840.104

FRX-W-X20-QTLY-0814

Investments June 30, 2014 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 42.1%
	Shares	Value
Spartan Total Market Index Fund Class F (c) (Cost $645,063,982)	15,555,218	$ 897,847,156
Commodity Funds - 1.2%

Fidelity Series Commodity Strategy Fund Class F (a)(c) (Cost $25,448,030)	3,055,588	26,003,054
International Equity Funds - 18.7%

Fidelity Series Global ex U.S. Index Fund (c) (Cost $336,716,654)	30,859,868	398,709,495
Bond Funds - 29.3%

Spartan U.S. Bond Index Fund Class F (c) (Cost $621,901,843)	53,598,434	624,957,739
Inflation-Protected Bond Funds - 2.0%

Fidelity Series Inflation-Protected Bond Index Fund Class F (c) (Cost $45,178,832)	4,264,205	43,196,401
Short-Term Funds - 6.7%
	Shares	Value
Fidelity Institutional Money Market Portfolio Class F 0.09% (b)(c) (Cost $142,741,309)	142,741,309	$ 142,741,309
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $1,817,050,650)		2,133,455,154
NET OTHER ASSETS (LIABILITIES) - 0.0%		(214,831)
NET ASSETS - 100%		$ 2,133,240,323
Legend
(a) Non-income producing
(b) The rate quoted is the annualized seven-day yield of the fund at period end.
(c) Affiliated Fund
Affiliated Underlying Funds
Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Institutional Money Market Portfolio Class F	$ 130,902,811	$ 13,022,157	$ 1,183,660	$ 29,059	$ 142,741,309
Fidelity Series Commodity Strategy Fund Class F	26,035,113	770,063	849,828	-	26,003,054
Fidelity Series Global ex U.S. Index Fund	374,673,788	11,652,561	7,053,977	-	398,709,495
Fidelity Series Inflation-Protected Bond Index Fund Class F	39,870,441	2,562,752	364,132	35,179	43,196,401
Spartan Total Market Index Fund Class F	851,805,895	30,491,355	24,129,552	2,377,326	897,847,156
Spartan U.S. Bond Index Fund Class F	587,591,013	34,944,331	5,944,605	3,793,570	624,957,739
Total	$ 2,010,879,061	$ 93,443,219	$ 39,525,754	$ 6,235,134	$ 2,133,455,154
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At June 30, 2014, the cost of investment securities for income tax purposes was $1,822,764,669. Net unrealized appreciation aggregated $310,690,485, of which $317,893,522 related to appreciated investment securities and $7,203,037 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

Valuation techniques used to value the Fund's investments by major category are as follows: Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity Freedom® Index 2000 Fund
(formerly Fidelity Freedom Index 2000 Fund - Class W)

June 30, 2014

1.906832.104

FRX-W-X00-QTLY-0814

Investments June 30, 2014 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 15.7%
	Shares	Value
Spartan Total Market Index Fund Class F (c) (Cost $6,268,506)	166,624	$ 9,617,557
Commodity Funds - 1.1%

Fidelity Series Commodity Strategy Fund Class F (a)(c) (Cost $665,433)	76,358	649,807
International Equity Funds - 7.2%

Fidelity Series Global ex U.S. Index Fund (c) (Cost $3,590,211)	343,400	4,436,733
Bond Funds - 40.1%

Spartan U.S. Bond Index Fund Class F (c) (Cost $24,211,401)	2,107,070	24,568,432
Inflation-Protected Bond Funds - 6.0%

Fidelity Series Inflation-Protected Bond Index Fund Class F (c) (Cost $3,810,954)	362,089	3,667,961
Short-Term Funds - 29.9%
	Shares	Value
Fidelity Institutional Money Market Portfolio Class F 0.09% (b)(c) (Cost $18,333,194)	18,333,194	$ 18,333,194
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $56,879,699)		61,273,684
NET OTHER ASSETS (LIABILITIES) - 0.0%		(6,978)
NET ASSETS - 100%		$ 61,266,706
Legend
(a) Non-income producing
(b) The rate quoted is the annualized seven-day yield of the fund at period end.
(c) Affiliated Fund
Affiliated Underlying Funds
Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Institutional Money Market Portfolio Class F	$ 17,393,465	$ 2,300,750	$ 1,361,021	$ 3,934	$ 18,333,194
Fidelity Series Commodity Strategy Fund Class F	637,477	62,951	52,049	-	649,807
Fidelity Series Global ex U.S. Index Fund	4,165,035	442,353	392,844	-	4,436,733
Fidelity Series Inflation-Protected Bond Index Fund Class F	3,438,912	400,727	272,113	3,111	3,667,961
Spartan Total Market Index Fund Class F	9,121,429	1,032,228	972,689	26,678	9,617,557
Spartan U.S. Bond Index Fund Class F	23,268,803	2,841,456	1,866,288	155,151	24,568,432
Total	$ 58,025,121	$ 7,080,465	$ 4,937,004	$ 188,874	$ 61,273,684
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At June 30, 2014, the cost of investment securities for income tax purposes was $57,066,512. Net unrealized appreciation aggregated $4,207,172, of which $4,505,838 related to appreciated investment securities and $298,666 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

Valuation techniques used to value the Fund's investments by major category are as follows: Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Subsequent Event
Effective July 25, 2014 the Fund was merged into the Fidelity Freedom Index Income Fund.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity Freedom K ® 2055 Fund

June 30, 2014

1.927059.103

FF-K-55-QTLY-0814

Investments June 30, 2014 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 63.6%
	Shares	Value
Fidelity Series 100 Index Fund Class F (b)	1,009,916	$ 12,906,732
Fidelity Series 1000 Value Index Fund Class F (b)	718,186	8,058,052
Fidelity Series All-Sector Equity Fund Class F (b)	3,084,272	45,647,227
Fidelity Series Blue Chip Growth Fund Class F (b)	3,569,065	40,651,655
Fidelity Series Commodity Strategy Fund Class F (a)(b)	768,492	6,539,867
Fidelity Series Equity-Income Fund Class F (b)	4,809,785	63,104,384
Fidelity Series Growth & Income Fund Class F (b)	3,454,426	46,980,188
Fidelity Series Growth Company Fund Class F (b)	4,182,773	47,056,199
Fidelity Series Intrinsic Opportunities Fund Class F (b)	2,073,624	30,503,002
Fidelity Series Opportunistic Insights Fund Class F (b)	2,094,048	30,384,633
Fidelity Series Real Estate Equity Fund Class F (b)	406,388	5,612,213
Fidelity Series Small Cap Discovery Fund Class F (b)	752,385	7,960,236
Fidelity Series Small Cap Opportunities Fund Class F (b)	1,758,782	24,376,714
Fidelity Series Stock Selector Large Cap Value Fund Class F (b)	3,100,609	41,052,061
TOTAL DOMESTIC EQUITY FUNDS (Cost $367,646,681)		410,833,163
International Equity Funds - 26.8%

Fidelity Series Emerging Markets Fund Class F (b)	2,018,545	37,625,675
Fidelity Series International Growth Fund Class F (b)	4,139,802	60,689,498

	Shares	Value
Fidelity Series International Small Cap Fund Class F (b)	841,323	$ 13,940,716
Fidelity Series International Value Fund Class F (b)	5,287,961	60,917,313
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $154,139,982)		173,173,202
Bond Funds - 9.6%

Fidelity Series Emerging Markets Debt Fund Class F (b)	411,243	4,375,626
Fidelity Series Floating Rate High Income Fund Class F (b)	5,983	62,699
Fidelity Series High Income Fund Class F (b)	3,914,477	41,376,026
Fidelity Series Investment Grade Bond Fund Class F (b)	1,154,699	13,198,208
Fidelity Series Real Estate Income Fund Class F (b)	234,963	2,702,075
TOTAL BOND FUNDS (Cost $60,418,704)		61,714,634
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $582,205,367)		645,720,999
NET OTHER ASSETS (LIABILITIES) - 0.0%		(26,444)
NET ASSETS - 100%		$ 645,694,555
Legend
(a) Non-income producing
(b) Affiliated Fund
Affiliated Underlying Funds
Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Series 100 Index Fund Class F	$ 10,656,078	$ 1,998,911	$ 336,404	$ -	$ 12,906,732
Fidelity Series 1000 Value Index Fund Class F	7,189,640	1,259,513	765,909	-	8,058,052
Fidelity Series All-Sector Equity Fund Class F	35,206,123	9,538,712	1,204,161	-	45,647,227
Fidelity Series Blue Chip Growth Fund Class F	35,034,182	6,327,787	2,730,504	-	40,651,655
Fidelity Series Commodity Strategy Fund Class F	5,636,764	1,020,305	116,544	-	6,539,867
Fidelity Series Emerging Markets Debt Fund Class F	3,710,480	652,937	155,435	55,745	4,375,626
Fidelity Series Emerging Markets Fund Class F	29,803,002	5,706,214	634,180	-	37,625,675
Fidelity Series Equity-Income Fund Class F	53,600,742	10,193,895	3,688,574	317,281	63,104,384
Fidelity Series Floating Rate High Income Fund Class F	56,679	9,161	3,262	638	62,699
Fidelity Series Growth & Income Fund Class F	40,332,280	7,724,330	3,136,801	183,166	46,980,188
Fidelity Series Growth Company Fund Class F	39,165,705	6,584,563	541,552	-	47,056,199
Fidelity Series High Income Fund Class F	36,432,429	6,081,058	1,059,131	508,944	41,376,026
Fidelity Series International Growth Fund Class F	51,886,010	8,317,297	1,391,360	-	60,689,498
Fidelity Series International Small Cap Fund Class F	12,372,156	1,791,135	519,118	-	13,940,716
Fidelity Series International Value Fund Class F	52,556,423	7,904,956	1,399,051	-	60,917,313
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Series Intrinsic Opportunities Fund Class F	$ 26,409,477	$ 4,818,926	$ 2,384,702	$ -	$ 30,503,002
Fidelity Series Investment Grade Bond Fund Class F	12,160,371	1,908,812	1,059,443	86,668	13,198,208
Fidelity Series Opportunistic Insights Fund Class F	26,030,199	4,794,892	1,610,811	-	30,384,633
Fidelity Series Real Estate Equity Fund Class F	5,860,474	4,367,182	4,924,722	9,693	5,612,213
Fidelity Series Real Estate Income Fund Class F	1,659,974	1,063,497	59,339	26,735	2,702,075
Fidelity Series Small Cap Discovery Fund Class F	6,582,268	1,395,245	212,087	8,674	7,960,236
Fidelity Series Small Cap Opportunities Fund Class F	21,354,847	3,827,787	1,267,861	-	24,376,714
Fidelity Series Stock Selector Large Cap Value Fund Class F	35,624,913	6,432,795	3,156,285	-	41,052,061
Total	$ 549,321,216	$ 103,719,910	$ 32,357,236	$ 1,197,544	$ 645,720,999
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At June 30, 2014, the cost of investment securities for income tax purposes was $582,586,551. Net unrealized appreciation aggregated $63,134,448, of which $63,225,670 related to appreciated investment securities and $91,222 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

Valuation techniques used to value the Fund's investments by major category are as follows: Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity Freedom® Index 2025 Fund
(formerly Fidelity Freedom Index 2025 Fund - Class W)

June 30, 2014

1.906843.104

FRX-W-X25-QTLY-0814

Investments June 30, 2014 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 48.9%
	Shares	Value
Spartan Total Market Index Fund Class F (c) (Cost $503,831,775)	12,211,742	$ 704,861,767
Commodity Funds - 1.3%

Fidelity Series Commodity Strategy Fund Class F (a)(c) (Cost $17,977,285)	2,180,381	18,555,045
International Equity Funds - 21.6%

Fidelity Series Global ex U.S. Index Fund (c) (Cost $262,322,080)	24,110,560	311,508,434
Bond Funds - 26.0%

Spartan U.S. Bond Index Fund Class F (c) (Cost $373,460,788)	32,150,595	374,875,942
Inflation-Protected Bond Funds - 1.2%

Fidelity Series Inflation-Protected Bond Index Fund Class F (c) (Cost $18,827,073)	1,767,851	17,908,326
Short-Term Funds - 1.0%
	Shares	Value
Fidelity Institutional Money Market Portfolio Class F 0.09% (b)(c) (Cost $15,166,861)	15,166,861	$ 15,166,861
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $1,191,585,862)		1,442,876,375
NET OTHER ASSETS (LIABILITIES) - 0.0%		(138,815)
NET ASSETS - 100%		$ 1,442,737,560
Legend
(a) Non-income producing
(b) The rate quoted is the annualized seven-day yield of the fund at period end.
(c) Affiliated Fund
Affiliated Underlying Funds
Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Institutional Money Market Portfolio Class F	$ 8,889,754	$ 6,411,792	$ 134,685	$ 2,371	$ 15,166,861
Fidelity Series Commodity Strategy Fund Class F	18,080,775	652,760	198,538	-	18,555,045
Fidelity Series Global ex U.S. Index Fund	292,431,042	11,135,817	7,200,131	-	311,508,434
Fidelity Series Inflation-Protected Bond Index Fund Class F	15,943,970	1,700,311	188,467	14,162	17,908,326
Spartan Total Market Index Fund Class F	666,715,286	27,531,352	20,512,567	1,851,307	704,861,767
Spartan U.S. Bond Index Fund Class F	346,002,325	27,898,391	3,947,131	2,241,044	374,875,942
Total	$ 1,348,063,152	$ 75,330,423	$ 32,181,519	$ 4,108,884	$ 1,442,876,375
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At June 30, 2014, the cost of investment securities for income tax purposes was $1,195,368,513. Net unrealized appreciation aggregated $247,507,862, of which $251,511,310 related to appreciated investment securities and $4,003,448 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

Valuation techniques used to value the Fund's investments by major category are as follows: Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity Freedom® Index Income Fund
(formerly Fidelity Freedom Index Income Fund - Class W)

June 30, 2014

1.906830.104

FRX-W-INC-QTLY-0814

Investments June 30, 2014 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 15.7%
	Shares	Value
Spartan Total Market Index Fund Class F (c) (Cost $19,037,736)	465,021	$ 26,841,021
Commodity Funds - 1.1%

Fidelity Series Commodity Strategy Fund Class F (a)(c) (Cost $1,870,801)	213,476	1,816,679
International Equity Funds - 7.2%

Fidelity Series Global ex U.S. Index Fund (c) (Cost $10,308,471)	959,657	12,398,773
Bond Funds - 40.0%

Spartan U.S. Bond Index Fund Class F (c) (Cost $67,879,041)	5,874,246	68,493,706
Inflation-Protected Bond Funds - 6.0%

Fidelity Series Inflation-Protected Bond Index Fund Class F (c) (Cost $10,926,365)	1,007,129	10,202,220
Short-Term Funds - 30.0%
	Shares	Value
Fidelity Institutional Money Market Portfolio Class F 0.09% (b)(c) (Cost $51,240,520)	51,240,520	$ 51,240,520
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $161,262,934)		170,992,919
NET OTHER ASSETS (LIABILITIES) - 0.0%		(19,319)
NET ASSETS - 100%		$ 170,973,600
Legend
(a) Non-income producing
(b) The rate quoted is the annualized seven-day yield of the fund at period end.
(c) Affiliated Fund
Affiliated Underlying Funds
Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Institutional Money Market Portfolio Class F	$ 49,383,751	$ 3,041,531	$ 1,184,762	$ 10,719	$ 51,240,520
Fidelity Series Commodity Strategy Fund Class F	1,835,278	63,993	85,721	-	1,816,679
Fidelity Series Global ex U.S. Index Fund	11,864,285	436,676	511,515	-	12,398,773
Fidelity Series Inflation-Protected Bond Index Fund Class F	9,758,510	409,245	236,884	8,448	10,202,220
Spartan Total Market Index Fund Class F	25,952,370	1,039,140	1,341,850	72,031	26,841,021
Spartan U.S. Bond Index Fund Class F	66,140,085	3,158,831	1,741,609	423,053	68,493,706
Total	$ 164,934,279	$ 8,149,416	$ 5,102,341	$ 514,251	$ 170,992,919
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At June 30, 2014, the cost of investment securities for income tax purposes was $161,627,403. Net unrealized appreciation aggregated $9,365,516, of which $10,662,316 related to appreciated investment securities and $1,296,800 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

Valuation techniques used to value the Fund's investments by major category are as follows: Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity Freedom K® 2050 Fund

June 30, 2014

1.907123.104

FF-K-50-QTLY-0814

Investments June 30, 2014 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 63.5%
	Shares	Value
Fidelity Series 100 Index Fund Class F (b)	6,353,995	$ 81,204,062
Fidelity Series 1000 Value Index Fund Class F (b)	4,718,913	52,946,208
Fidelity Series All-Sector Equity Fund Class F (b)	20,249,647	299,694,778
Fidelity Series Blue Chip Growth Fund Class F (b)	23,388,924	266,399,848
Fidelity Series Commodity Strategy Fund Class F (a)(b)	4,968,549	42,282,354
Fidelity Series Equity-Income Fund Class F (b)	30,741,682	403,330,870
Fidelity Series Growth & Income Fund Class F (b)	22,241,721	302,487,409
Fidelity Series Growth Company Fund Class F (b)	27,953,541	314,477,337
Fidelity Series Intrinsic Opportunities Fund Class F (b)	13,617,296	200,310,428
Fidelity Series Opportunistic Insights Fund Class F (b)	13,545,200	196,540,852
Fidelity Series Real Estate Equity Fund Class F (b)	2,634,541	36,383,005
Fidelity Series Small Cap Discovery Fund Class F (b)	4,539,492	48,027,830
Fidelity Series Small Cap Opportunities Fund Class F (b)	11,409,845	158,140,455
Fidelity Series Stock Selector Large Cap Value Fund Class F (b)	20,314,508	268,964,083
TOTAL DOMESTIC EQUITY FUNDS (Cost $2,280,339,775)		2,671,189,519
International Equity Funds - 26.9%

Fidelity Series Emerging Markets Fund Class F (b)	13,166,818	245,429,479
Fidelity Series International Growth Fund Class F (b)	27,052,804	396,594,101

	Shares	Value
Fidelity Series International Small Cap Fund Class F (b)	5,368,631	$ 88,958,209
Fidelity Series International Value Fund Class F (b)	34,529,782	397,783,090
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $936,857,851)		1,128,764,879
Bond Funds - 9.6%

Fidelity Series Emerging Markets Debt Fund Class F (b)	2,678,243	28,496,508
Fidelity Series Floating Rate High Income Fund Class F (b)	380,597	3,988,662
Fidelity Series High Income Fund Class F (b)	25,601,118	270,603,813
Fidelity Series Investment Grade Bond Fund Class F (b)	7,215,585	82,474,134
Fidelity Series Real Estate Income Fund Class F (b)	1,720,274	19,783,152
TOTAL BOND FUNDS (Cost $388,553,617)		405,346,269
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $3,605,751,243)		4,205,300,667
NET OTHER ASSETS (LIABILITIES) - 0.0%		(176,119)
NET ASSETS - 100%		$ 4,205,124,548
Legend
(a) Non-income producing
(b) Affiliated Fund
Affiliated Underlying Funds
Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Series 100 Index Fund Class F	$ 75,274,302	$ 5,328,302	$ 3,265,476	$ -	$ 81,204,062
Fidelity Series 1000 Value Index Fund Class F	50,619,150	3,429,624	3,677,117	-	52,946,208
Fidelity Series All-Sector Equity Fund Class F	289,963,763	7,862,176	12,318,544	-	299,694,778
Fidelity Series Blue Chip Growth Fund Class F	247,191,104	17,443,267	11,626,024	-	266,399,848
Fidelity Series Commodity Strategy Fund Class F	38,016,442	5,308,207	1,024,180	-	42,282,354
Fidelity Series Emerging Markets Debt Fund Class F	26,888,551	2,092,334	1,648,065	382,844	28,496,508
Fidelity Series Emerging Markets Fund Class F	216,696,020	15,043,432	5,250,482	-	245,429,479
Fidelity Series Equity-Income Fund Class F	375,951,952	28,619,151	20,578,640	2,212,437	403,330,870
Fidelity Series Floating Rate High Income Fund Class F	3,834,984	287,304	141,448	41,966	3,988,662
Fidelity Series Growth & Income Fund Class F	280,090,032	21,347,091	12,609,385	1,264,608	302,487,409
Fidelity Series Growth Company Fund Class F	293,247,654	14,252,215	5,086,506	-	314,477,337
Fidelity Series High Income Fund Class F	262,406,674	19,727,880	11,018,528	3,497,848	270,603,813
Fidelity Series International Growth Fund Class F	374,496,629	23,287,509	13,910,593	-	396,594,101
Fidelity Series International Small Cap Fund Class F	84,667,970	5,554,031	3,136,067	-	88,958,209
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Series International Value Fund Class F	$ 377,702,134	$ 21,328,079	$ 13,967,673	$ -	$ 397,783,090
Fidelity Series Intrinsic Opportunities Fund Class F	184,799,994	13,148,981	8,570,460	-	200,310,428
Fidelity Series Investment Grade Bond Fund Class F	83,062,491	5,201,436	7,037,637	566,222	82,474,134
Fidelity Series Opportunistic Insights Fund Class F	183,883,122	13,141,746	8,006,404	-	196,540,852
Fidelity Series Real Estate Equity Fund Class F	35,195,509	12,660,824	13,633,566	116,046	36,383,005
Fidelity Series Real Estate Income Fund Class F	18,880,645	1,792,011	1,261,740	232,163	19,783,152
Fidelity Series Small Cap Discovery Fund Class F	44,906,535	3,969,166	2,009,733	54,025	48,027,830
Fidelity Series Small Cap Opportunities Fund Class F	151,389,190	10,496,544	6,519,444	-	158,140,455
Fidelity Series Stock Selector Large Cap Value Fund Class F	251,228,133	17,136,205	13,984,236	-	268,964,083
Total	$ 3,950,392,980	$ 268,457,515	$ 180,281,948	$ 8,368,159	$ 4,205,300,667
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At June 30, 2014, the cost of investment securities for income tax purposes was $3,609,407,438. Net unrealized appreciation aggregated $595,893,229, of which $597,495,087 related to appreciated investment securities and $1,601,858 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

Valuation techniques used to value the Fund's investments by major category are as follows: Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity Freedom Income Fund®

June 30, 2014

1.818362.109

FRI-QTLY-0814

Investments June 30, 2014 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 17.5%
	Shares	Value
Fidelity Series 100 Index Fund (c)	780,041	$ 9,968,918
Fidelity Series 1000 Value Index Fund (c)	585,568	6,570,073
Fidelity Series All-Sector Equity Fund (c)	2,478,069	36,675,424
Fidelity Series Blue Chip Growth Fund (c)	2,732,083	31,091,107
Fidelity Series Commodity Strategy Fund (a)(c)	2,534,497	21,416,503
Fidelity Series Equity-Income Fund (c)	3,593,926	47,116,371
Fidelity Series Growth & Income Fund (c)	2,699,373	36,657,481
Fidelity Series Growth Company Fund (c)	3,478,121	39,128,863
Fidelity Series Intrinsic Opportunities Fund (c)	1,589,906	23,355,714
Fidelity Series Opportunistic Insights Fund (c)	1,582,944	22,936,861
Fidelity Series Real Estate Equity Fund (c)	314,335	4,340,964
Fidelity Series Small Cap Discovery Fund (c)	555,373	5,875,850
Fidelity Series Small Cap Opportunities Fund (c)	1,320,933	18,189,246
Fidelity Series Stock Selector Large Cap Value Fund (c)	2,379,504	31,457,046
TOTAL DOMESTIC EQUITY FUNDS (Cost $272,178,975)		334,780,421
International Equity Funds - 7.4%

Fidelity Series Emerging Markets Fund (c)	1,705,956	31,713,727
Fidelity Series International Growth Fund (c)	3,316,091	48,481,257
Fidelity Series International Small Cap Fund (c)	672,430	11,115,261
Fidelity Series International Value Fund (c)	4,251,560	48,850,425
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $108,760,553)		140,160,670
Bond Funds - 45.8%
	Shares	Value
Fidelity Series Emerging Markets Debt Fund (c)	1,234,980	$ 13,140,187
Fidelity Series Floating Rate High Income Fund (c)	2,106,154	22,072,490
Fidelity Series High Income Fund (c)	8,321,495	87,958,202
Fidelity Series Inflation-Protected Bond Index Fund (c)	5,499,955	55,659,540
Fidelity Series Investment Grade Bond Fund (c)	60,183,584	687,296,526
Fidelity Series Real Estate Income Fund (c)	782,874	8,995,219
TOTAL BOND FUNDS (Cost $829,430,389)		875,122,164
Short-Term Funds - 29.3%

Fidelity Institutional Money Market Portfolio Institutional Class 0.09% (b)(c)	307,864,621	307,864,621
Fidelity Short-Term Bond Fund (c)	29,287,067	252,161,651
TOTAL SHORT-TERM FUNDS (Cost $559,718,884)		560,026,272
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $1,770,088,801)		1,910,089,527
NET OTHER ASSETS (LIABILITIES) - 0.0%		(132,945)
NET ASSETS - 100%		$ 1,909,956,582
Legend
(a) Non-income producing
(b) The rate quoted is the annualized seven-day yield of the fund at period end.
(c) Affiliated Fund
Affiliated Underlying Funds
Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Institutional Money Market Portfolio Institutional Class	$ 315,186,440	$ 5,394,323	$ 12,716,142	$ 66,525	$ 307,864,621
Fidelity Series 100 Index Fund	9,648,168	340,469	491,570	-	9,968,918
Fidelity Series 1000 Value Index Fund	6,525,131	54,853	331,247	-	6,570,073
Fidelity Series All-Sector Equity Fund	39,680,671	167,194	4,879,177	-	36,675,424
Fidelity Series Blue Chip Growth Fund	31,024,803	349,481	1,778,846	-	31,091,107
Fidelity Series Commodity Strategy Fund	21,411,536	758,429	748,157	-	21,416,503
Fidelity Series Emerging Markets Debt Fund	11,516,148	1,611,554	511,539	168,835	13,140,187
Fidelity Series Emerging Markets Fund	29,873,873	240,643	883,499	-	31,713,727
Fidelity Series Equity-Income Fund	47,681,281	669,141	3,500,764	259,348	47,116,371
Fidelity Series Floating Rate High Income Fund	22,696,268	406,057	1,071,659	233,708	22,072,490
Fidelity Series Growth & Income Fund	36,754,479	460,720	2,226,011	147,223	36,657,481
Fidelity Series Growth Company Fund	38,619,812	26,093	967,660	-	39,128,863
Fidelity Series High Income Fund	97,635,763	2,719,203	12,217,306	1,237,232	87,958,202
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Series Inflation-Protected Bond Index Fund	$ 55,561,616	$ 924,293	$ 2,335,030	$ 26,640	$ 55,659,540
Fidelity Series International Growth Fund	48,317,595	587,463	1,969,674	-	48,481,257
Fidelity Series International Small Cap Fund	11,575,332	85,273	776,739	-	11,115,261
Fidelity Series International Value Fund	48,545,522	771,983	2,070,620	-	48,850,425
Fidelity Series Intrinsic Opportunities Fund	23,022,608	275,562	1,218,880	-	23,355,714
Fidelity Series Investment Grade Bond Fund	692,091,325	12,483,441	27,007,244	4,461,345	687,296,526
Fidelity Series Opportunistic Insights Fund	22,767,504	533,208	1,197,554	-	22,936,861
Fidelity Series Real Estate Equity Fund	4,260,927	783,066	1,010,502	20,704	4,340,964
Fidelity Series Real Estate Income Fund	7,150,017	2,052,925	350,188	104,637	8,995,219
Fidelity Series Small Cap Discovery Fund	5,839,177	208,541	312,882	3,822	5,875,850
Fidelity Series Small Cap Opportunities Fund	18,609,723	297,444	961,848	-	18,189,246
Fidelity Series Stock Selector Large Cap Value Fund	31,134,984	272,828	1,644,740	-	31,457,046
Fidelity Short-Term Bond Fund	258,079,795	3,974,681	10,489,964	613,436	252,161,651
Total	$ 1,935,210,498	$ 36,448,868	$ 93,669,442	$ 7,343,455	$ 1,910,089,527
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At June 30, 2014, the cost of investment securities for income tax purposes was $1,770,803,449. Net unrealized appreciation aggregated $139,286,078, of which $144,942,996 related to appreciated investment securities and $5,656,918 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

Valuation techniques used to value the Fund's investments by major category are as follows: Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity Freedom® 2050 Fund

June 30, 2014

1.833437.108

F50-QTLY-0814

Investments June 30, 2014 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 63.5%
	Shares	Value
Fidelity Series 100 Index Fund (b)	3,610,975	$ 46,148,263
Fidelity Series 1000 Value Index Fund (b)	2,646,564	29,694,443
Fidelity Series All-Sector Equity Fund (b)	11,771,639	174,220,263
Fidelity Series Blue Chip Growth Fund (b)	13,155,224	149,706,448
Fidelity Series Commodity Strategy Fund (a)(b)	2,883,238	24,363,363
Fidelity Series Equity-Income Fund (b)	17,499,988	229,424,846
Fidelity Series Growth & Income Fund (b)	12,604,921	171,174,823
Fidelity Series Growth Company Fund (b)	16,079,613	180,895,650
Fidelity Series Intrinsic Opportunities Fund (b)	7,649,843	112,376,190
Fidelity Series Opportunistic Insights Fund (b)	7,609,100	110,255,853
Fidelity Series Real Estate Equity Fund (b)	1,498,184	20,689,925
Fidelity Series Small Cap Discovery Fund (b)	2,613,521	27,651,054
Fidelity Series Small Cap Opportunities Fund (b)	6,354,325	87,499,060
Fidelity Series Stock Selector Large Cap Value Fund (b)	11,516,113	152,243,019
TOTAL DOMESTIC EQUITY FUNDS (Cost $1,216,094,908)		1,516,343,200
International Equity Funds - 26.9%

Fidelity Series Emerging Markets Fund (b)	7,587,661	141,054,609
Fidelity Series International Growth Fund (b)	15,409,201	225,282,515
Fidelity Series International Small Cap Fund (b)	3,089,693	51,072,633
Fidelity Series International Value Fund (b)	19,581,044	224,986,195
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $508,757,609)		642,395,952
Bond Funds - 9.6%
	Shares	Value
Fidelity Series Emerging Markets Debt Fund (b)	1,521,255	$ 16,186,154
Fidelity Series Floating Rate High Income Fund (b)	236,077	2,474,083
Fidelity Series High Income Fund (b)	14,562,097	153,921,369
Fidelity Series Investment Grade Bond Fund (b)	4,053,182	46,287,334
Fidelity Series Real Estate Income Fund (b)	957,864	11,005,858
TOTAL BOND FUNDS (Cost $221,137,386)		229,874,798
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $1,945,989,903)		2,388,613,950
NET OTHER ASSETS (LIABILITIES) - 0.0%		(3,987)
NET ASSETS - 100%		$ 2,388,609,963
Legend
(a) Non-income producing
(b) Affiliated Fund
Affiliated Underlying Funds
Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Series 100 Index Fund	$ 43,437,076	$ 2,337,866	$ 1,795,132	$ -	$ 46,148,263
Fidelity Series 1000 Value Index Fund	29,193,046	1,109,043	2,032,166	-	29,694,443
Fidelity Series All-Sector Equity Fund	171,908,645	2,288,446	7,995,655	-	174,220,263
Fidelity Series Blue Chip Growth Fund	142,858,069	5,553,030	5,931,029	-	149,706,448
Fidelity Series Commodity Strategy Fund	22,092,892	2,855,253	547,959	-	24,363,363
Fidelity Series Emerging Markets Debt Fund	15,655,302	782,842	916,272	213,998	16,186,154
Fidelity Series Emerging Markets Fund	128,651,888	4,394,442	2,821,877	-	141,054,609
Fidelity Series Equity-Income Fund	218,047,954	9,480,014	8,947,741	1,181,038	229,424,846
Fidelity Series Floating Rate High Income Fund	2,444,842	103,907	79,380	25,556	2,474,083
Fidelity Series Growth & Income Fund	160,990,778	9,222,237	6,738,163	642,111	171,174,823
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Series Growth Company Fund	$ 173,988,659	$ 609,159	$ 486,542	$ -	$ 180,895,650
Fidelity Series High Income Fund	152,678,622	7,828,092	6,297,739	3,133,930	153,921,369
Fidelity Series International Growth Fund	216,729,141	8,411,924	6,892,940	-	225,282,515
Fidelity Series International Small Cap Fund	50,200,876	1,524,806	1,705,707	-	51,072,633
Fidelity Series International Value Fund	218,471,087	6,677,104	7,411,366	-	224,986,195
Fidelity Series Intrinsic Opportunities Fund	106,551,829	4,200,955	4,418,276	-	112,376,190
Fidelity Series Investment Grade Bond Fund	48,909,595	1,840,735	5,142,445	312,434	46,287,334
Fidelity Series Opportunistic Insights Fund	106,220,724	4,384,930	4,372,731	-	110,255,853
Fidelity Series Real Estate Equity Fund	20,389,328	1,075,040	2,166,762	86,860	20,689,925
Fidelity Series Real Estate Income Fund	10,920,937	461,025	578,019	126,357	11,005,858
Fidelity Series Small Cap Discovery Fund	26,465,759	1,622,446	1,108,809	300,846	27,651,054
Fidelity Series Small Cap Opportunities Fund	86,232,465	3,520,661	3,536,744	-	87,499,060
Fidelity Series Stock Selector Large Cap Value Fund	144,792,536	5,506,300	6,105,230	-	152,243,019
Total	$ 2,297,832,050	$ 85,790,257	$ 88,028,684	$ 6,023,130	$ 2,388,613,950
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At June 30, 2014, the cost of investment securities for income tax purposes was $1,950,238,069. Net unrealized appreciation aggregated $438,375,881, of which $439,649,496 related to appreciated investment securities and $1,273,615 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

Valuation techniques used to value the Fund's investments by major category are as follows: Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity Freedom® 2045 Fund

June 30, 2014

1.833436.108

F45-QTLY-0814

Investments June 30, 2014 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 63.5%
	Shares	Value
Fidelity Series 100 Index Fund (b)	4,506,579	$ 57,594,081
Fidelity Series 1000 Value Index Fund (b)	3,300,537	37,032,026
Fidelity Series All-Sector Equity Fund (b)	14,710,615	217,717,102
Fidelity Series Blue Chip Growth Fund (b)	16,372,169	186,315,279
Fidelity Series Commodity Strategy Fund (a)(b)	3,676,926	31,070,022
Fidelity Series Equity-Income Fund (b)	21,816,420	286,013,270
Fidelity Series Growth & Income Fund (b)	15,730,764	213,623,773
Fidelity Series Growth Company Fund (b)	20,233,629	227,628,324
Fidelity Series Intrinsic Opportunities Fund (b)	9,559,068	140,422,714
Fidelity Series Opportunistic Insights Fund (b)	9,485,200	137,440,549
Fidelity Series Real Estate Equity Fund (b)	1,870,750	25,835,064
Fidelity Series Small Cap Discovery Fund (b)	3,218,391	34,050,579
Fidelity Series Small Cap Opportunities Fund (b)	8,008,491	110,276,916
Fidelity Series Stock Selector Large Cap Value Fund (b)	14,371,967	189,997,401
TOTAL DOMESTIC EQUITY FUNDS (Cost $1,526,695,993)		1,895,017,100
International Equity Funds - 26.9%

Fidelity Series Emerging Markets Fund (b)	9,486,279	176,349,922
Fidelity Series International Growth Fund (b)	19,262,370	281,615,847

	Shares	Value
Fidelity Series International Small Cap Fund (b)	3,809,798	$ 62,975,958
Fidelity Series International Value Fund (b)	24,567,947	282,285,706
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $640,604,931)		803,227,433
Bond Funds - 9.6%

Fidelity Series Emerging Markets Debt Fund (b)	1,901,723	20,234,328
Fidelity Series Floating Rate High Income Fund (b)	990,042	10,375,645
Fidelity Series High Income Fund (b)	18,220,501	192,590,696
Fidelity Series Investment Grade Bond Fund (b)	4,424,555	50,528,415
Fidelity Series Real Estate Income Fund (b)	1,221,571	14,035,856
TOTAL BOND FUNDS (Cost $272,904,574)		287,764,940
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $2,440,205,498)		2,986,009,473
NET OTHER ASSETS (LIABILITIES) - 0.0%		(3,667)
NET ASSETS - 100%		$ 2,986,005,806
Legend
(a) Non-income producing
(b) Affiliated Fund
Affiliated Underlying Funds
Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Series 100 Index Fund	$ 54,558,320	$ 2,468,440	$ 2,149,266	$ -	$ 57,594,081
Fidelity Series 1000 Value Index Fund	36,616,173	1,114,719	2,481,806	-	37,032,026
Fidelity Series All-Sector Equity Fund	216,505,363	2,200,953	11,043,342	-	217,717,102
Fidelity Series Blue Chip Growth Fund	178,765,046	5,602,318	7,067,915	-	186,315,279
Fidelity Series Commodity Strategy Fund	27,921,204	3,756,206	554,640	-	31,070,022
Fidelity Series Emerging Markets Debt Fund	19,613,800	851,736	1,064,626	268,179	20,234,328
Fidelity Series Emerging Markets Fund	161,351,747	4,384,095	2,987,514	-	176,349,922
Fidelity Series Equity-Income Fund	273,425,805	9,746,806	10,716,138	1,478,841	286,013,270
Fidelity Series Floating Rate High Income Fund	10,300,834	369,170	314,225	107,559	10,375,645
Fidelity Series Growth & Income Fund	201,469,445	10,611,230	8,101,710	802,351	213,623,773
Fidelity Series Growth Company Fund	219,850,555	524,746	1,266,890	-	227,628,324
Fidelity Series High Income Fund	191,699,240	8,614,338	7,362,452	3,933,824	192,590,696
Fidelity Series International Growth Fund	273,021,558	7,769,486	8,027,217	-	281,615,847
Fidelity Series International Small Cap Fund	61,312,740	2,170,587	1,800,148	-	62,975,958
Fidelity Series International Value Fund	275,213,523	6,617,756	8,675,374	-	282,285,706
Fidelity Series Intrinsic Opportunities Fund	133,537,235	4,352,443	5,027,826	-	140,422,714
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Series Investment Grade Bond Fund	$ 54,056,972	$ 1,683,629	$ 5,961,200	$ 343,893	$ 50,528,415
Fidelity Series Opportunistic Insights Fund	133,237,438	4,445,156	5,269,258	-	137,440,549
Fidelity Series Real Estate Equity Fund	25,097,355	1,655,181	2,646,717	109,001	25,835,064
Fidelity Series Real Estate Income Fund	13,756,607	606,885	582,999	160,217	14,035,856
Fidelity Series Small Cap Discovery Fund	32,784,584	1,778,654	1,341,463	371,707	34,050,579
Fidelity Series Small Cap Opportunities Fund	109,449,040	3,457,753	4,238,672	-	110,276,916
Fidelity Series Stock Selector Large Cap Value Fund	181,560,826	5,510,528	7,152,149	-	189,997,401
Total	$ 2,885,105,410	$ 90,292,815	$ 105,833,547	$ 7,575,572	$ 2,986,009,473
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At June 30, 2014, the cost of investment securities for income tax purposes was $2,444,722,212. Net unrealized appreciation aggregated $541,287,261, of which $541,805,702 related to appreciated investment securities and $518,441 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

Valuation techniques used to value the Fund's investments by major category are as follows: Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity Freedom® 2025 Fund

June 30, 2014

1.818369.109

F25-QTLY-0814

Investments June 30, 2014 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 51.7%
	Shares	Value
Fidelity Series 100 Index Fund (c)	11,244,200	$ 143,700,875
Fidelity Series 1000 Value Index Fund (c)	8,199,916	92,003,053
Fidelity Series All-Sector Equity Fund (c)	36,761,591	544,071,543
Fidelity Series Blue Chip Growth Fund (c)	40,182,594	457,277,915
Fidelity Series Commodity Strategy Fund (a)(c)	12,205,596	103,137,287
Fidelity Series Equity-Income Fund (c)	52,015,630	681,924,913
Fidelity Series Growth & Income Fund (c)	38,591,536	524,073,057
Fidelity Series Growth Company Fund (c)	49,963,617	562,090,691
Fidelity Series Intrinsic Opportunities Fund (c)	23,204,026	340,867,140
Fidelity Series Opportunistic Insights Fund (c)	23,502,986	340,558,264
Fidelity Series Real Estate Equity Fund (c)	4,570,733	63,121,827
Fidelity Series Small Cap Discovery Fund (c)	7,845,049	83,000,622
Fidelity Series Small Cap Opportunities Fund (c)	19,624,944	270,235,476
Fidelity Series Stock Selector Large Cap Value Fund (c)	34,011,728	449,635,044
TOTAL DOMESTIC EQUITY FUNDS (Cost $3,858,789,666)		4,655,697,707
International Equity Funds - 21.9%

Fidelity Series Emerging Markets Fund (c)	23,828,790	442,977,201
Fidelity Series International Growth Fund (c)	46,673,012	682,359,429
Fidelity Series International Small Cap Fund (c)	9,448,789	156,188,478
Fidelity Series International Value Fund (c)	60,006,117	689,470,285
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $1,601,559,550)		1,970,995,393
Bond Funds - 26.0%
	Shares	Value
Fidelity Series Emerging Markets Debt Fund (c)	5,766,474	$ 61,355,286
Fidelity Series Floating Rate High Income Fund (c)	7,606,523	79,716,361
Fidelity Series High Income Fund (c)	50,980,661	538,865,590
Fidelity Series Inflation-Protected Bond Index Fund (c)	4,718,416	47,750,374
Fidelity Series Investment Grade Bond Fund (c)	137,996,932	1,575,924,964
Fidelity Series Real Estate Income Fund (c)	3,687,577	42,370,258
TOTAL BOND FUNDS (Cost $2,288,348,341)		2,345,982,833
Short-Term Funds - 0.4%

Fidelity Institutional Money Market Portfolio Institutional Class 0.09% (b)(c)	22,123,154	22,123,154
Fidelity Short-Term Bond Fund (c)	2,110,767	18,173,707
TOTAL SHORT-TERM FUNDS (Cost $40,166,780)		40,296,861
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $7,788,864,337)		9,012,972,794
NET OTHER ASSETS (LIABILITIES) - 0.0%		(231,156)
NET ASSETS - 100%		$ 9,012,741,638
Legend
(a) Non-income producing
(b) The rate quoted is the annualized seven-day yield of the fund at period end.
(c) Affiliated Fund
Affiliated Underlying Funds
Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Institutional Money Market Portfolio Institutional Class	$ 22,696,772	$ 492,063	$ 1,065,681	$ 4,762	$ 22,123,154
Fidelity Series 100 Index Fund	135,981,212	7,180,590	6,134,859	-	143,700,875
Fidelity Series 1000 Value Index Fund	90,366,773	1,267,041	4,095,930	-	92,003,053
Fidelity Series All-Sector Equity Fund	539,615,520	3,372,820	24,095,962	-	544,071,543
Fidelity Series Blue Chip Growth Fund	450,138,170	6,388,759	21,270,858	-	457,277,915
Fidelity Series Commodity Strategy Fund	111,369,829	1,217,962	9,577,527	-	103,137,287
Fidelity Series Emerging Markets Debt Fund	60,799,948	1,552,798	3,596,072	832,360	61,355,286
Fidelity Series Emerging Markets Fund	411,909,585	5,328,134	8,638,946	-	442,977,201
Fidelity Series Equity-Income Fund	666,794,181	13,095,088	30,435,925	3,615,310	681,924,913
Fidelity Series Floating Rate High Income Fund	80,433,032	1,787,239	2,655,536	833,699	79,716,361
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Series Growth & Income Fund	$ 514,444,684	$ 9,327,522	$ 23,377,010	$ 2,054,085	$ 524,073,057
Fidelity Series Growth Company Fund	554,554,808	604,218	13,792,561	-	562,090,691
Fidelity Series High Income Fund	558,444,640	21,321,093	39,856,200	11,448,146	538,865,590
Fidelity Series Inflation-Protected Bond Index Fund	46,324,698	1,733,081	1,579,932	22,479	47,750,374
Fidelity Series International Growth Fund	677,952,768	10,967,316	28,368,936	-	682,359,429
Fidelity Series International Small Cap Fund	163,071,946	1,805,596	11,928,974	-	156,188,478
Fidelity Series International Value Fund	682,890,475	7,875,682	23,790,423	-	689,470,285
Fidelity Series Intrinsic Opportunities Fund	331,697,110	5,825,180	15,134,329	-	340,867,140
Fidelity Series Investment Grade Bond Fund	1,516,542,260	73,814,027	35,996,196	9,956,904	1,575,924,964
Fidelity Series Opportunistic Insights Fund	338,726,862	5,729,708	16,199,214	-	340,558,264
Fidelity Series Real Estate Equity Fund	60,585,246	12,258,943	14,104,994	296,935	63,121,827
Fidelity Series Real Estate Income Fund	42,376,447	993,853	1,781,867	494,678	42,370,258
Fidelity Series Small Cap Discovery Fund	80,274,543	4,578,016	3,827,049	892,105	83,000,622
Fidelity Series Small Cap Opportunities Fund	273,900,130	4,690,722	12,083,818	-	270,235,476
Fidelity Series Stock Selector Large Cap Value Fund	434,700,255	10,404,657	19,405,071	-	449,635,044
Fidelity Short-Term Bond Fund	18,560,826	469,068	898,968	43,969	18,173,707
Total	$ 8,865,152,720	$ 214,081,176	$ 373,692,838	$ 30,495,432	$ 9,012,972,794
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At June 30, 2014, the cost of investment securities for income tax purposes was $7,796,998,175. Net unrealized appreciation aggregated $1,215,974,619, of which $1,225,506,314 related to appreciated investment securities and $9,531,695 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

Valuation techniques used to value the Fund's investments by major category are as follows: Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity Freedom® 2015 Fund

June 30, 2014

1.818357.109

F15-QTLY-0814

Investments June 30, 2014 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 40.5%
	Shares	Value
Fidelity Series 100 Index Fund (c)	6,133,327	$ 78,383,922
Fidelity Series 1000 Value Index Fund (c)	4,403,686	49,409,353
Fidelity Series All-Sector Equity Fund (c)	20,243,491	299,603,669
Fidelity Series Blue Chip Growth Fund (c)	21,875,147	248,939,167
Fidelity Series Commodity Strategy Fund (a)(c)	8,228,333	69,529,413
Fidelity Series Equity-Income Fund (c)	28,757,738	377,013,948
Fidelity Series Growth & Income Fund (c)	21,231,236	288,320,180
Fidelity Series Growth Company Fund (c)	27,843,351	313,237,702
Fidelity Series Intrinsic Opportunities Fund (c)	12,736,687	187,101,934
Fidelity Series Opportunistic Insights Fund (c)	12,764,714	184,960,706
Fidelity Series Real Estate Equity Fund (c)	2,518,965	34,786,901
Fidelity Series Small Cap Discovery Fund (c)	4,488,645	47,489,866
Fidelity Series Small Cap Opportunities Fund (c)	10,585,359	145,760,399
Fidelity Series Stock Selector Large Cap Value Fund (c)	19,309,822	255,275,852
TOTAL DOMESTIC EQUITY FUNDS (Cost $2,133,415,292)		2,579,813,012
International Equity Funds - 17.0%

Fidelity Series Emerging Markets Fund (c)	12,649,437	235,153,027
Fidelity Series International Growth Fund (c)	25,960,025	379,535,564
Fidelity Series International Small Cap Fund (c)	5,234,643	86,528,656
Fidelity Series International Value Fund (c)	33,330,653	382,969,209
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $884,940,031)		1,084,186,456
Bond Funds - 33.0%
	Shares	Value
Fidelity Series Emerging Markets Debt Fund (c)	4,057,857	$ 43,175,599
Fidelity Series Floating Rate High Income Fund (c)	6,638,740	69,573,997
Fidelity Series High Income Fund (c)	32,285,363	341,256,288
Fidelity Series Inflation-Protected Bond Index Fund (c)	8,414,572	85,155,464
Fidelity Series Investment Grade Bond Fund (c)	133,852,282	1,528,593,058
Fidelity Series Real Estate Income Fund (c)	2,649,396	30,441,556
TOTAL BOND FUNDS (Cost $2,049,143,225)		2,098,195,962
Short-Term Funds - 9.5%

Fidelity Institutional Money Market Portfolio Institutional Class 0.09% (b)(c)	332,152,181	332,152,181
Fidelity Short-Term Bond Fund (c)	31,689,108	272,843,222
TOTAL SHORT-TERM FUNDS (Cost $606,238,261)		604,995,403
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $5,673,736,809)		6,367,190,833
NET OTHER ASSETS (LIABILITIES) - 0.0%		(305,590)
NET ASSETS - 100%		$ 6,366,885,243
Legend
(a) Non-income producing
(b) The rate quoted is the annualized seven-day yield of the fund at period end.
(c) Affiliated Fund
Affiliated Underlying Funds
Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Institutional Money Market Portfolio Institutional Class	$ 343,323,111	$ 1,543,159	$ 12,714,090	$ 71,835	$ 332,152,181
Fidelity Series 100 Index Fund	74,144,497	4,472,087	3,838,038	-	78,383,922
Fidelity Series 1000 Value Index Fund	46,636,335	2,800,489	2,412,943	-	49,409,353
Fidelity Series All-Sector Equity Fund	304,480,675	549,027	19,421,753	-	299,603,669
Fidelity Series Blue Chip Growth Fund	245,927,345	2,943,924	11,833,634	-	248,939,167
Fidelity Series Commodity Strategy Fund	71,305,753	336,936	2,123,633	-	69,529,413
Fidelity Series Emerging Markets Debt Fund	38,684,092	4,135,872	1,359,332	552,941	43,175,599
Fidelity Series Emerging Markets Fund	221,111,054	1,131,544	5,461,029	-	235,153,027
Fidelity Series Equity-Income Fund	374,262,216	4,037,750	19,312,769	2,027,249	377,013,948
Fidelity Series Floating Rate High Income Fund	71,234,961	1,060,101	2,853,534	733,582	69,573,997
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Series Growth & Income Fund	$ 287,336,651	$ 2,686,912	$ 14,782,833	$ 1,146,221	$ 288,320,180
Fidelity Series Growth Company Fund	310,869,608	105,458	9,225,979	-	313,237,702
Fidelity Series High Income Fund	368,959,968	9,644,443	36,668,215	7,505,422	341,256,288
Fidelity Series Inflation-Protected Bond Index Fund	86,994,900	439,224	4,598,914	41,039	85,155,464
Fidelity Series International Growth Fund	379,239,842	2,748,427	14,550,706	-	379,535,564
Fidelity Series International Small Cap Fund	91,329,509	393,070	6,981,820	-	86,528,656
Fidelity Series International Value Fund	383,398,185	1,716,381	14,714,903	-	382,969,209
Fidelity Series Intrinsic Opportunities Fund	182,385,954	3,510,912	8,894,636	-	187,101,934
Fidelity Series Investment Grade Bond Fund	1,524,098,569	35,625,066	52,525,730	9,829,583	1,528,593,058
Fidelity Series Opportunistic Insights Fund	185,117,642	2,700,983	9,492,151	-	184,960,706
Fidelity Series Real Estate Equity Fund	37,652,632	7,360,628	12,925,005	184,140	34,786,901
Fidelity Series Real Estate Income Fund	30,501,002	492,059	1,114,957	353,521	30,441,556
Fidelity Series Small Cap Discovery Fund	46,909,221	1,862,640	2,480,841	515,204	47,489,866
Fidelity Series Small Cap Opportunities Fund	148,780,208	2,625,626	7,566,100	-	145,760,399
Fidelity Series Stock Selector Large Cap Value Fund	253,084,912	1,338,958	12,847,608	-	255,275,852
Fidelity Short-Term Bond Fund	280,721,154	2,013,602	10,537,872	663,335	272,843,222
Total	$ 6,388,489,996	$ 98,275,278	$ 301,239,025	$ 23,624,072	$ 6,367,190,833
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At June 30, 2014, the cost of investment securities for income tax purposes was $5,681,513,669. Net unrealized appreciation aggregated $685,677,164, of which $706,696,395 related to appreciated investment securities and $21,019,231 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

Valuation techniques used to value the Fund's investments by major category are as follows: Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity Freedom® 2005 Fund

June 30, 2014

1.818352.109

F05-QTLY-0814

Investments June 30, 2014 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 28.9%
	Shares	Value
Fidelity Series 100 Index Fund (c)	446,865	$ 5,710,935
Fidelity Series 1000 Value Index Fund (c)	342,943	3,847,819
Fidelity Series All-Sector Equity Fund (c)	1,457,620	21,572,778
Fidelity Series Blue Chip Growth Fund (c)	1,603,781	18,251,031
Fidelity Series Commodity Strategy Fund (a)(c)	882,287	7,455,323
Fidelity Series Equity-Income Fund (c)	2,109,484	27,655,341
Fidelity Series Growth & Income Fund (c)	1,604,636	21,790,958
Fidelity Series Growth Company Fund (c)	2,083,090	23,434,762
Fidelity Series Intrinsic Opportunities Fund (c)	971,096	14,265,402
Fidelity Series Opportunistic Insights Fund (c)	929,887	13,474,057
Fidelity Series Real Estate Equity Fund (c)	186,189	2,571,268
Fidelity Series Small Cap Discovery Fund (c)	337,551	3,571,292
Fidelity Series Small Cap Opportunities Fund (c)	773,805	10,655,300
Fidelity Series Stock Selector Large Cap Value Fund (c)	1,439,379	19,028,591
TOTAL DOMESTIC EQUITY FUNDS (Cost $170,073,761)		193,284,857
International Equity Funds - 12.2%

Fidelity Series Emerging Markets Fund (c)	941,737	17,506,898
Fidelity Series International Growth Fund (c)	1,960,867	28,667,875
Fidelity Series International Small Cap Fund (c)	386,414	6,387,419
Fidelity Series International Value Fund (c)	2,532,473	29,098,117
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $71,573,252)		81,660,309
Bond Funds - 39.9%
	Shares	Value
Fidelity Series Emerging Markets Debt Fund (c)	429,901	$ 4,574,149
Fidelity Series Floating Rate High Income Fund (c)	725,694	7,605,276
Fidelity Series High Income Fund (c)	3,176,564	33,576,281
Fidelity Series Inflation-Protected Bond Index Fund (c)	1,421,834	14,388,963
Fidelity Series Investment Grade Bond Fund (c)	17,788,035	203,139,364
Fidelity Series Real Estate Income Fund (c)	273,866	3,146,722
TOTAL BOND FUNDS (Cost $266,775,318)		266,430,755
Short-Term Funds - 19.0%

Fidelity Institutional Money Market Portfolio Institutional Class 0.09% (b)(c)	69,838,923	69,838,923
Fidelity Short-Term Bond Fund (c)	6,664,773	57,383,694
TOTAL SHORT-TERM FUNDS (Cost $128,423,626)		127,222,617
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $636,845,957)		668,598,538
NET OTHER ASSETS (LIABILITIES) - 0.0%		(33,026)
NET ASSETS - 100%		$ 668,565,512
Legend
(a) Non-income producing
(b) The rate quoted is the annualized seven-day yield of the fund at period end.
(c) Affiliated Fund
Affiliated Underlying Funds
Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Institutional Money Market Portfolio Institutional Class	$ 71,382,952	$ 611,062	$ 2,155,090	$ 15,020	$ 69,838,923
Fidelity Series 100 Index Fund	5,694,585	53,968	313,377	-	5,710,935
Fidelity Series 1000 Value Index Fund	3,839,487	36,062	214,962	-	3,847,819
Fidelity Series All-Sector Equity Fund	21,652,381	122,593	1,197,527	-	21,572,778
Fidelity Series Blue Chip Growth Fund	18,369,503	178,529	1,162,969	-	18,251,031
Fidelity Series Commodity Strategy Fund	7,480,697	156,987	181,656	-	7,455,323
Fidelity Series Emerging Markets Debt Fund	4,214,020	307,640	133,464	59,758	4,574,149
Fidelity Series Emerging Markets Fund	16,344,100	149,998	349,534	-	17,506,898
Fidelity Series Equity-Income Fund	27,479,103	419,737	1,560,520	149,572	27,655,341
Fidelity Series Floating Rate High Income Fund	7,700,080	142,245	251,537	79,843	7,605,276
Fidelity Series Growth & Income Fund	21,730,756	293,670	1,217,131	87,106	21,790,958
Fidelity Series Growth Company Fund	22,151,810	445,593	51,989	-	23,434,762
Fidelity Series High Income Fund	36,278,424	1,038,702	3,673,172	742,097	33,576,281
Fidelity Series Inflation-Protected Bond Index Fund	14,652,336	122,988	777,730	6,921	14,388,963
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Series International Growth Fund	$ 28,419,831	$ 222,847	$ 883,745	$ -	$ 28,667,875
Fidelity Series International Small Cap Fund	6,403,800	53,021	200,746	-	6,387,419
Fidelity Series International Value Fund	28,812,022	225,447	888,361	-	29,098,117
Fidelity Series Intrinsic Opportunities Fund	14,140,423	134,555	788,964	-	14,265,402
Fidelity Series Investment Grade Bond Fund	200,878,253	5,077,411	5,648,200	1,302,581	203,139,364
Fidelity Series Opportunistic Insights Fund	13,502,942	257,566	770,561	-	13,474,057
Fidelity Series Real Estate Equity Fund	2,845,214	111,384	566,905	9,942	2,571,268
Fidelity Series Real Estate Income Fund	3,088,323	92,422	91,498	36,374	3,146,722
Fidelity Series Small Cap Discovery Fund	3,617,455	75,318	206,379	39,600	3,571,292
Fidelity Series Small Cap Opportunities Fund	11,031,125	107,731	618,008	-	10,655,300
Fidelity Series Stock Selector Large Cap Value Fund	18,893,896	179,465	1,063,809	-	19,028,591
Fidelity Short-Term Bond Fund	58,383,026	656,527	1,791,055	138,719	57,383,694
Total	$ 668,986,544	$ 11,273,468	$ 26,758,889	$ 2,667,533	$ 668,598,538
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At June 30, 2014, the cost of investment securities for income tax purposes was $638,037,112. Net unrealized appreciation aggregated $30,561,426, of which $38,160,688 related to appreciated investment securities and $7,599,262 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

Valuation techniques used to value the Fund's investments by major category are as follows: Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity Advisor Freedom Income Fund®
Class A
Class T
Class B
Class C
Institutional Class

June 30, 2014

1.818360.109

AFF-QTLY-0814

Investments June 30, 2014 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 17.3%
	Shares	Value
Fidelity Advisor Series Equity Growth Fund (c)	407,302	$ 4,170,775
Fidelity Advisor Series Equity-Income Fund (c)	618,109	8,146,677
Fidelity Advisor Series Growth & Income Fund (c)	451,000	6,192,231
Fidelity Advisor Series Growth Opportunities Fund (c)	357,387	3,924,113
Fidelity Advisor Series Opportunistic Insights Fund (c)	257,369	3,739,569
Fidelity Advisor Series Small Cap Fund (c)	201,664	2,244,516
Fidelity Advisor Series Stock Selector Large Cap Value Fund (c)	398,482	5,327,706
Fidelity Series 100 Index Fund (c)	181,690	2,321,992
Fidelity Series 1000 Value Index Fund (c)	80,190	899,734
Fidelity Series All-Sector Equity Fund (c)	366,576	5,425,319
Fidelity Series Commodity Strategy Fund (a)(c)	386,027	3,261,927
Fidelity Series Real Estate Equity Fund (c)	41,318	570,604
Fidelity Series Small Cap Opportunities Fund (c)	185,771	2,558,073
TOTAL DOMESTIC EQUITY FUNDS (Cost $39,798,273)		48,783,236
International Equity Funds - 7.5%

Fidelity Series Emerging Markets Fund (c)	259,412	4,822,474
Fidelity Series International Growth Fund (c)	507,206	7,415,349
Fidelity Series International Small Cap Fund (c)	103,437	1,709,808
Fidelity Series International Value Fund (c)	627,821	7,213,667
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $16,161,630)		21,161,298
Bond Funds - 45.9%
	Shares	Value
Fidelity Series Emerging Markets Debt Fund (c)	182,397	$ 1,940,705
Fidelity Series Floating Rate High Income Fund (c)	313,784	3,288,451
Fidelity Series High Income Fund (c)	1,257,947	13,296,502
Fidelity Series Inflation-Protected Bond Index Fund (c)	789,218	7,986,888
Fidelity Series Investment Grade Bond Fund (c)	8,899,423	101,631,409
Fidelity Series Real Estate Income Fund (c)	115,723	1,329,660
TOTAL BOND FUNDS (Cost $124,829,819)		129,473,615
Short-Term Funds - 29.3%

Fidelity Advisor Short Fixed-Income Fund Institutional Class (c)	3,987,406	37,361,990
Fidelity Institutional Money Market Portfolio Institutional Class 0.09% (b)(c)	45,495,925	45,495,925
TOTAL SHORT-TERM FUNDS (Cost $81,952,197)		82,857,915
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $262,741,919)		282,276,064
NET OTHER ASSETS (LIABILITIES) - 0.0%		(78,240)
NET ASSETS - 100%		$ 282,197,824
Legend
(a) Non-income producing
(b) The rate quoted is the annualized seven-day yield of the fund at period end.
(c) Affiliated Fund
Affiliated Underlying Funds
Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Advisor Series Equity Growth Fund	$ -	$ 4,127,217	$ 54,550	$ -	$ 4,170,775
Fidelity Advisor Equity Growth Fund Institutional Class	4,369,329	127,833	4,563,281	-	-
Fidelity Advisor Series Equity-Income Fund	8,419,925	444,460	1,117,841	38,983	8,146,677
Fidelity Advisor Series Growth & Income Fund	6,522,670	213,286	819,986	27,351	6,192,231
Fidelity Advisor Series Growth Opportunities Fund	4,134,051	-	314,426	-	3,924,113
Fidelity Advisor Series Opportunistic Insights Fund	3,784,677	288,661	469,762	-	3,739,569
Fidelity Advisor Series Small Cap Fund	2,344,812	96,954	311,991	-	2,244,516
Fidelity Advisor Series Stock Selector Large Cap Value Fund	5,436,742	338,965	733,113	-	5,327,706
Fidelity Advisor Short Fixed-Income Fund Institutional Class	38,772,455	1,630,139	3,122,666	90,352	37,361,990
Fidelity Institutional Money Market Portfolio Institutional Class	47,424,506	1,856,531	3,785,112	9,798	45,495,925
Fidelity Series 100 Index Fund	2,426,817	99,203	316,810	-	2,321,992
Fidelity Series 1000 Value Index Fund	983,936	39,152	167,787	-	899,734
Fidelity Series All-Sector Equity Fund	5,512,223	404,479	741,601	-	5,425,319
Fidelity Series Commodity Strategy Fund	3,108,298	307,451	154,154	-	3,261,927
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Series Emerging Markets Debt Fund	$ 1,361,591	$ 649,789	$ 136,337	$ 26,647	$ 1,940,705
Fidelity Series Emerging Markets Fund	4,459,691	180,967	192,804	-	4,822,474
Fidelity Series Floating Rate High Income Fund	3,386,915	163,636	268,316	34,503	3,288,451
Fidelity Series High Income Fund	14,699,403	830,115	2,206,254	183,515	13,296,502
Fidelity Series Inflation-Protected Bond Index Fund	8,029,494	408,765	665,805	3,791	7,986,888
Fidelity Series International Growth Fund	7,505,601	285,947	612,686	-	7,415,349
Fidelity Series International Small Cap Fund	1,747,432	65,567	138,388	-	1,709,808
Fidelity Series International Value Fund	7,276,232	287,832	586,360	-	7,213,667
Fidelity Series Investment Grade Bond Fund	104,097,064	5,149,673	9,059,592	659,055	101,631,409
Fidelity Series Real Estate Equity Fund	591,989	33,077	93,349	2,310	570,604
Fidelity Series Real Estate Income Fund	1,075,648	332,185	98,054	15,360	1,329,660
Fidelity Series Small Cap Opportunities Fund	2,782,159	117,221	372,823	-	2,558,073
Total	$ 290,253,660	$ 18,479,105	$ 31,103,848	$ 1,091,665	$ 282,276,064
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At June 30, 2014, the cost of investment securities for income tax purposes was $263,035,610. Net unrealized appreciation aggregated $19,240,454, of which $19,748,970 related to appreciated investment securities and $508,516 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

Valuation techniques used to value the Fund's investments by major category are as follows: Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity Advisor Freedom 2005 Fund®
Class A
Class T
Class B
Class C
Institutional Class

June 30, 2014

1.818350.109

AFF5-QTLY-0814

Investments June 30, 2014 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 29.2%
	Shares	Value
Fidelity Advisor Series Equity Growth Fund (c)	715,549	$ 7,327,223
Fidelity Advisor Series Equity-Income Fund (c)	1,143,944	15,077,184
Fidelity Advisor Series Growth & Income Fund (c)	749,421	10,289,557
Fidelity Advisor Series Growth Opportunities Fund (c)	649,013	7,126,165
Fidelity Advisor Series Opportunistic Insights Fund (c)	453,467	6,588,878
Fidelity Advisor Series Small Cap Fund (c)	355,901	3,961,175
Fidelity Advisor Series Stock Selector Large Cap Value Fund (c)	729,183	9,749,180
Fidelity Series 100 Index Fund (c)	330,045	4,217,977
Fidelity Series 1000 Value Index Fund (c)	150,984	1,694,042
Fidelity Series All-Sector Equity Fund (c)	652,734	9,660,468
Fidelity Series Commodity Strategy Fund (a)(c)	383,049	3,236,765
Fidelity Series Real Estate Equity Fund (c)	73,881	1,020,298
Fidelity Series Small Cap Opportunities Fund (c)	345,129	4,752,422
TOTAL DOMESTIC EQUITY FUNDS (Cost $70,510,277)		84,701,334
International Equity Funds - 12.2%

Fidelity Series Emerging Markets Fund (c)	418,672	7,783,106
Fidelity Series International Growth Fund (c)	847,610	12,392,054
Fidelity Series International Small Cap Fund (c)	169,402	2,800,212
Fidelity Series International Value Fund (c)	1,095,259	12,584,522
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $27,636,564)		35,559,894
Bond Funds - 39.6%
	Shares	Value
Fidelity Series Emerging Markets Debt Fund (c)	186,662	$ 1,986,079
Fidelity Series Floating Rate High Income Fund (c)	314,898	3,300,136
Fidelity Series High Income Fund (c)	1,360,120	14,376,464
Fidelity Series Inflation-Protected Bond Index Fund (c)	599,734	6,069,309
Fidelity Series Investment Grade Bond Fund (c)	7,703,406	87,972,900
Fidelity Series Real Estate Income Fund (c)	118,954	1,366,776
TOTAL BOND FUNDS (Cost $111,499,870)		115,071,664
Short-Term Funds - 19.0%

Fidelity Advisor Short Fixed-Income Fund Institutional Class (c)	2,621,376	24,562,292
Fidelity Institutional Money Market Portfolio Institutional Class 0.09% (b)(c)	30,453,161	30,453,161
TOTAL SHORT-TERM FUNDS (Cost $54,440,763)		55,015,453
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $264,087,474)		290,348,345
NET OTHER ASSETS (LIABILITIES) - 0.0%		(72,414)
NET ASSETS - 100%		$ 290,275,931
Legend
(a) Non-income producing
(b) The rate quoted is the annualized seven-day yield of the fund at period end.
(c) Affiliated Fund
Affiliated Underlying Funds
Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Advisor Series Equity Growth Fund	$ -	$ 7,283,816	$ 129,106	$ -	$ 7,327,223
Fidelity Advisor Equity Growth Fund Institutional Class	7,198,520	287,481	7,615,391	-	-
Fidelity Advisor Series Equity-Income Fund	15,060,068	424,056	1,158,791	70,231	15,077,184
Fidelity Advisor Series Growth & Income Fund	10,394,081	222,243	796,167	43,946	10,289,557
Fidelity Advisor Series Growth Opportunities Fund	7,154,850	-	223,494	-	7,126,165
Fidelity Advisor Series Opportunistic Insights Fund	6,475,954	298,823	433,964	-	6,588,878
Fidelity Advisor Series Small Cap Fund	4,025,656	113,867	386,321	-	3,961,175
Fidelity Advisor Series Stock Selector Large Cap Value Fund	9,917,977	234,569	938,243	-	9,749,180
Fidelity Advisor Short Fixed-Income Fund Institutional Class	25,429,176	634,813	1,556,202	60,193	24,562,292
Fidelity Institutional Money Market Portfolio Institutional Class	31,651,439	686,555	1,884,833	6,646	30,453,161
Fidelity Series 100 Index Fund	4,201,227	132,566	321,995	-	4,217,977
Fidelity Series 1000 Value Index Fund	1,699,627	39,686	129,126	-	1,694,042
Fidelity Series All-Sector Equity Fund	9,724,154	247,018	765,529	-	9,660,468
Fidelity Series Commodity Strategy Fund	3,577,803	71,636	415,928	-	3,236,765
Fidelity Series Emerging Markets Debt Fund	1,717,539	303,499	112,099	25,414	1,986,079
Fidelity Series Emerging Markets Fund	7,322,048	164,546	316,355	-	7,783,106
Fidelity Series Floating Rate High Income Fund	3,394,235	107,999	208,454	35,104	3,300,136
Fidelity Series High Income Fund	15,928,232	658,165	2,181,074	203,016	14,376,464
Fidelity Series Inflation-Protected Bond Index Fund	6,140,401	138,976	375,758	2,934	6,069,309
Fidelity Series International Growth Fund	12,483,392	269,516	762,530	-	12,392,054
Fidelity Series International Small Cap Fund	2,870,780	60,707	190,089	-	2,800,212
Fidelity Series International Value Fund	12,658,344	270,872	765,231	-	12,584,522
Fidelity Series Investment Grade Bond Fund	88,333,757	3,275,675	4,877,755	571,714	87,972,900
Fidelity Series Real Estate Equity Fund	1,127,969	34,407	218,449	4,658	1,020,298
Fidelity Series Real Estate Income Fund	1,348,853	72,094	79,381	15,836	1,366,776
Fidelity Series Small Cap Opportunities Fund	4,765,222	300,997	380,685	-	4,752,422
Total	$ 294,601,304	$ 16,334,582	$ 27,222,950	$ 1,039,692	$ 290,348,345
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At June 30, 2014, the cost of investment securities for income tax purposes was $264,337,030. Net unrealized appreciation aggregated $26,011,315, of which $26,496,530 related to appreciated investment securities and $485,215 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

Valuation techniques used to value the Fund's investments by major category are as follows: Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity Advisor Freedom® 2055 Fund
Class A
Class T
Class C
Institutional Class

June 30, 2014

1.927047.103

AFF55-QTLY-0814

Investments June 30, 2014 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 63.3%
	Shares	Value
Fidelity Advisor Series Equity Growth Fund (b)	992,748	$ 10,165,741
Fidelity Advisor Series Equity-Income Fund (b)	1,559,586	20,555,341
Fidelity Advisor Series Growth & Income Fund (b)	1,005,522	13,805,816
Fidelity Advisor Series Growth Opportunities Fund (b)	837,612	9,196,983
Fidelity Advisor Series Opportunistic Insights Fund (b)	622,803	9,049,321
Fidelity Advisor Series Small Cap Fund (b)	500,586	5,571,518
Fidelity Advisor Series Stock Selector Large Cap Value Fund (b)	997,713	13,339,424
Fidelity Series 100 Index Fund (b)	452,033	5,776,984
Fidelity Series 1000 Value Index Fund (b)	199,587	2,239,369
Fidelity Series All-Sector Equity Fund (b)	901,536	13,342,729
Fidelity Series Commodity Strategy Fund (a)(b)	200,487	1,694,116
Fidelity Series Real Estate Equity Fund (b)	101,754	1,405,229
Fidelity Series Small Cap Opportunities Fund (b)	480,583	6,617,623
TOTAL DOMESTIC EQUITY FUNDS (Cost $101,540,297)		112,760,194
International Equity Funds - 27.1%

Fidelity Series Emerging Markets Fund (b)	577,085	10,728,005
Fidelity Series International Growth Fund (b)	1,150,002	16,813,036

	Shares	Value
Fidelity Series International Small Cap Fund (b)	233,031	$ 3,852,006
Fidelity Series International Value Fund (b)	1,469,747	16,887,396
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $42,811,750)		48,280,443
Bond Funds - 9.6%

Fidelity Series Emerging Markets Debt Fund (b)	113,465	1,207,269
Fidelity Series Floating Rate High Income Fund (b)	1,656	17,359
Fidelity Series High Income Fund (b)	1,074,446	11,356,892
Fidelity Series Investment Grade Bond Fund (b)	318,738	3,639,993
Fidelity Series Real Estate Income Fund (b)	72,877	837,356
TOTAL BOND FUNDS (Cost $16,672,899)		17,058,869
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $161,024,946)		178,099,506
NET OTHER ASSETS (LIABILITIES) - 0.0%		(30,525)
NET ASSETS - 100%		$ 178,068,981
Legend
(a) Non-income producing
(b) Affiliated Fund
Affiliated Underlying Funds
Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Advisor Series Equity Growth Fund	$ -	$ 9,964,982	$ 35,523	$ -	$ 10,165,741
Fidelity Advisor Equity Growth Fund Institutional Class	8,880,395	1,034,860	10,100,451	-	-
Fidelity Advisor Series Equity-Income Fund	17,895,119	2,981,191	1,287,851	83,331	20,555,341
Fidelity Advisor Series Growth & Income Fund	13,265,158	1,418,022	1,480,104	56,037	13,805,816
Fidelity Advisor Series Growth Opportunities Fund	8,026,517	942,993	32,058	-	9,196,983
Fidelity Advisor Series Opportunistic Insights Fund	7,732,493	1,524,942	543,063	-	9,049,321
Fidelity Advisor Series Small Cap Fund	4,851,837	809,176	370,337	-	5,571,518
Fidelity Advisor Series Stock Selector Large Cap Value Fund	11,851,287	1,935,222	1,132,036	-	13,339,424
Fidelity Series 100 Index Fund	5,006,785	1,016,594	505,933	-	5,776,984
Fidelity Series 1000 Value Index Fund	2,029,502	323,143	217,923	-	2,239,369
Fidelity Series All-Sector Equity Fund	11,151,907	2,381,532	785,933	-	13,342,729
Fidelity Series Commodity Strategy Fund	1,467,193	268,655	39,337	-	1,694,116
Fidelity Series Emerging Markets Debt Fund	1,074,301	176,959	91,159	15,251	1,207,269
Fidelity Series Emerging Markets Fund	8,827,477	1,340,328	232,342	-	10,728,005
Fidelity Series Floating Rate High Income Fund	16,117	2,429	1,219	171	17,359
Fidelity Series High Income Fund	10,425,524	1,639,105	686,828	137,226	11,356,892
Fidelity Series International Growth Fund	14,898,127	2,201,073	794,111	-	16,813,036
Fidelity Series International Small Cap Fund	3,562,259	494,786	284,536	-	3,852,006
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Series International Value Fund	$ 15,006,060	$ 2,167,129	$ 797,865	$ -	$ 16,887,396
Fidelity Series Investment Grade Bond Fund	3,475,861	526,094	411,797	23,161	3,639,993
Fidelity Series Real Estate Equity Fund	1,611,534	273,212	590,041	7,078	1,405,229
Fidelity Series Real Estate Income Fund	423,596	433,852	29,650	7,338	837,356
Fidelity Series Small Cap Opportunities Fund	5,878,390	1,028,591	400,284	-	6,617,623
Total	$ 157,357,439	$ 34,884,870	$ 20,850,381	$ 329,593	$ 178,099,506
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At June 30, 2014, the cost of investment securities for income tax purposes was $161,165,566. Net unrealized appreciation aggregated $16,933,940, of which $16,974,856 related to appreciated investment securities and $40,916 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

Valuation techniques used to value the Fund's investments by major category are as follows: Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity Advisor Freedom 2050 Fund®
Class A
Class T
Class B
Class C
Institutional Class

June 30, 2014

1.833438.108

AFF50-QTLY-0814

Investments June 30, 2014 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 63.3%
	Shares	Value
Fidelity Advisor Series Equity Growth Fund (b)	5,082,312	$ 52,042,875
Fidelity Advisor Series Equity-Income Fund (b)	7,159,222	94,358,542
Fidelity Advisor Series Growth & Income Fund (b)	5,050,099	69,337,860
Fidelity Advisor Series Growth Opportunities Fund (b)	4,098,877	45,005,674
Fidelity Advisor Series Opportunistic Insights Fund (b)	2,640,749	38,370,089
Fidelity Advisor Series Small Cap Fund (b)	2,290,993	25,498,750
Fidelity Advisor Series Stock Selector Large Cap Value Fund (b)	4,682,961	62,611,189
Fidelity Series 100 Index Fund (b)	2,076,272	26,534,762
Fidelity Series 1000 Value Index Fund (b)	947,729	10,633,523
Fidelity Series All-Sector Equity Fund (b)	4,247,161	62,857,982
Fidelity Series Commodity Strategy Fund (a)(b)	988,321	8,351,309
Fidelity Series Real Estate Equity Fund (b)	476,703	6,583,274
Fidelity Series Small Cap Opportunities Fund (b)	2,197,741	30,262,899
TOTAL DOMESTIC EQUITY FUNDS (Cost $445,917,077)		532,448,728
International Equity Funds - 27.1%

Fidelity Series Emerging Markets Fund (b)	2,760,010	51,308,589
Fidelity Series International Growth Fund (b)	5,424,440	79,305,320

	Shares	Value
Fidelity Series International Small Cap Fund (b)	1,089,298	$ 18,006,102
Fidelity Series International Value Fund (b)	6,931,762	79,645,942
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $183,909,638)		228,265,953
Bond Funds - 9.6%

Fidelity Series Emerging Markets Debt Fund (b)	536,126	5,704,385
Fidelity Series Floating Rate High Income Fund (b)	74,266	778,307
Fidelity Series High Income Fund (b)	5,111,813	54,031,862
Fidelity Series Investment Grade Bond Fund (b)	1,435,320	16,391,359
Fidelity Series Real Estate Income Fund (b)	344,370	3,956,811
TOTAL BOND FUNDS (Cost $77,429,150)		80,862,724
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $707,255,865)		841,577,405
NET OTHER ASSETS (LIABILITIES) - 0.0%		(159,723)
NET ASSETS - 100%		$ 841,417,682
Legend
(a) Non-income producing
(b) Affiliated Fund
Affiliated Underlying Funds
Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Advisor Series Equity Growth Fund	$ -	$ 51,104,697	$ 284,056	$ -	$ 52,042,875
Fidelity Advisor Equity Growth Fund Institutional Class	51,067,793	1,376,760	53,330,328	-	-
Fidelity Advisor Series Equity-Income Fund	92,017,234	4,569,191	6,817,103	425,960	94,358,542
Fidelity Advisor Series Growth & Income Fund	69,043,002	2,074,406	4,858,909	289,954	69,337,860
Fidelity Advisor Series Growth Opportunities Fund	44,570,967	2,212	799,307	-	45,005,674
Fidelity Advisor Series Opportunistic Insights Fund	36,968,854	2,782,598	2,800,109	-	38,370,089
Fidelity Advisor Series Small Cap Fund	24,868,661	1,187,902	1,861,002	-	25,498,750
Fidelity Advisor Series Stock Selector Large Cap Value Fund	61,634,290	2,752,129	5,114,892	-	62,611,189
Fidelity Series 100 Index Fund	25,916,855	1,260,425	1,908,917	-	26,534,762
Fidelity Series 1000 Value Index Fund	10,451,384	459,148	791,060	-	10,633,523
Fidelity Series All-Sector Equity Fund	60,641,247	3,860,515	4,527,064	-	62,857,982
Fidelity Series Commodity Strategy Fund	7,707,162	897,201	244,142	-	8,351,309
Fidelity Series Emerging Markets Debt Fund	5,634,570	332,792	500,179	75,997	5,704,385
Fidelity Series Emerging Markets Fund	46,752,364	1,961,733	1,367,098	-	51,308,589
Fidelity Series Floating Rate High Income Fund	780,777	42,635	46,582	8,065	778,307
Fidelity Series High Income Fund	54,792,146	3,068,139	3,728,851	688,697	54,031,862
Fidelity Series International Growth Fund	77,850,676	3,402,622	4,438,739	-	79,305,320
Fidelity Series International Small Cap Fund	17,948,594	702,062	1,014,694	-	18,006,102
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Series International Value Fund	$ 78,466,476	$ 3,074,351	$ 4,456,685	$ -	$ 79,645,942
Fidelity Series Investment Grade Bond Fund	17,488,007	793,324	2,130,931	110,500	16,391,359
Fidelity Series Real Estate Equity Fund	6,758,383	402,054	1,032,037	27,788	6,583,274
Fidelity Series Real Estate Income Fund	3,944,361	281,149	341,916	44,289	3,956,811
Fidelity Series Small Cap Opportunities Fund	30,650,952	1,443,800	2,263,568	-	30,262,899
Total	$ 825,954,755	$ 87,831,845	$ 104,658,169	$ 1,671,250	$ 841,577,405
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At June 30, 2014, the cost of investment securities for income tax purposes was $708,284,145. Net unrealized appreciation aggregated $133,293,260, of which $133,702,009 related to appreciated investment securities and $408,749 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

Valuation techniques used to value the Fund's investments by major category are as follows: Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity Advisor Freedom 2045 Fund®
Class A
Class T
Class B
Class C
Institutional Class

June 30, 2014

1.833434.108

AFF45-QTLY-0814

Investments June 30, 2014 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 63.3%
	Shares	Value
Fidelity Advisor Series Equity Growth Fund (b)	6,972,825	$ 71,401,727
Fidelity Advisor Series Equity-Income Fund (b)	9,877,642	130,187,322
Fidelity Advisor Series Growth & Income Fund (b)	6,996,206	96,057,903
Fidelity Advisor Series Growth Opportunities Fund (b)	5,662,535	62,174,639
Fidelity Advisor Series Opportunistic Insights Fund (b)	3,665,470	53,259,279
Fidelity Advisor Series Small Cap Fund (b)	3,152,766	35,090,289
Fidelity Advisor Series Stock Selector Large Cap Value Fund (b)	6,462,755	86,407,035
Fidelity Series 100 Index Fund (b)	2,865,346	36,619,122
Fidelity Series 1000 Value Index Fund (b)	1,309,812	14,696,093
Fidelity Series All-Sector Equity Fund (b)	5,862,500	86,765,000
Fidelity Series Commodity Strategy Fund (a)(b)	1,390,790	11,752,175
Fidelity Series Real Estate Equity Fund (b)	658,070	9,087,943
Fidelity Series Small Cap Opportunities Fund (b)	3,034,427	41,784,062
TOTAL DOMESTIC EQUITY FUNDS (Cost $619,330,483)		735,282,589
International Equity Funds - 27.1%

Fidelity Series Emerging Markets Fund (b)	3,782,625	70,318,997
Fidelity Series International Growth Fund (b)	7,499,088	109,636,671

	Shares	Value
Fidelity Series International Small Cap Fund (b)	1,487,598	$ 24,589,994
Fidelity Series International Value Fund (b)	9,579,310	110,066,271
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $255,403,865)		314,611,933
Bond Funds - 9.6%

Fidelity Series Emerging Markets Debt Fund (b)	740,137	7,875,055
Fidelity Series Floating Rate High Income Fund (b)	375,336	3,933,523
Fidelity Series High Income Fund (b)	7,078,095	74,815,464
Fidelity Series Investment Grade Bond Fund (b)	1,736,439	19,830,138
Fidelity Series Real Estate Income Fund (b)	475,417	5,462,545
TOTAL BOND FUNDS (Cost $106,458,989)		111,916,725
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $981,193,337)		1,161,811,247
NET OTHER ASSETS (LIABILITIES) - 0.0%		(208,551)
NET ASSETS - 100%		$ 1,161,602,696
Legend
(a) Non-income producing
(b) Affiliated Fund
Affiliated Underlying Funds
Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Advisor Series Equity Growth Fund	$ -	$ 70,102,246	$ 379,329	$ -	$ 71,401,727
Fidelity Advisor Equity Growth Fund Institutional Class	70,088,664	1,541,143	72,839,951	-	-
Fidelity Advisor Series Equity-Income Fund	126,915,534	5,390,678	8,454,205	589,734	130,187,322
Fidelity Advisor Series Growth & Income Fund	95,794,060	2,343,879	6,368,286	403,815	96,057,903
Fidelity Advisor Series Growth Opportunities Fund	61,851,647	1,789	1,381,333	-	62,174,639
Fidelity Advisor Series Opportunistic Insights Fund	51,228,659	3,501,381	3,434,884	-	53,259,279
Fidelity Advisor Series Small Cap Fund	34,292,434	1,313,391	2,309,728	-	35,090,289
Fidelity Advisor Series Stock Selector Large Cap Value Fund	85,373,705	3,009,840	6,598,437	-	86,407,035
Fidelity Series 100 Index Fund	35,825,775	1,411,707	2,369,857	-	36,619,122
Fidelity Series 1000 Value Index Fund	14,436,807	497,931	949,399	-	14,696,093
Fidelity Series All-Sector Equity Fund	84,120,484	4,249,782	5,590,499	-	86,765,000
Fidelity Series Commodity Strategy Fund	10,671,834	1,414,115	315,812	-	11,752,175
Fidelity Series Emerging Markets Debt Fund	7,793,362	396,887	643,824	105,296	7,875,055
Fidelity Series Emerging Markets Fund	64,558,566	2,123,996	1,812,125	-	70,318,997
Fidelity Series Floating Rate High Income Fund	3,963,047	169,097	206,088	40,937	3,933,523
Fidelity Series High Income Fund	75,794,389	3,671,779	4,512,436	956,064	74,815,464
Fidelity Series International Growth Fund	107,806,317	3,842,104	5,460,844	-	109,636,671
Fidelity Series International Small Cap Fund	24,563,196	762,432	1,240,846	-	24,589,994
Fidelity Series International Value Fund	108,651,909	3,343,390	5,482,338	-	110,066,271
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Series Investment Grade Bond Fund	$ 21,365,314	$ 787,883	$ 2,618,053	$ 134,690	$ 19,830,138
Fidelity Series Real Estate Equity Fund	9,386,219	444,431	1,375,194	38,599	9,087,943
Fidelity Series Real Estate Income Fund	5,456,690	289,586	384,924	61,947	5,462,545
Fidelity Series Small Cap Opportunities Fund	42,410,988	1,594,829	2,808,971	-	41,784,062
Total	$ 1,142,349,600	$ 112,204,296	$ 137,537,363	$ 2,331,082	$ 1,161,811,247
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At June 30, 2014, the cost of investment securities for income tax purposes was $982,439,943. Net unrealized appreciation aggregated $179,371,304, of which $179,676,754 related to appreciated investment securities and $305,450 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

Valuation techniques used to value the Fund's investments by major category are as follows: Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity Advisor Freedom 2040 Fund®
Class A
Class T
Class B
Class C
Institutional Class

June 30, 2014

1.818366.109

AFF40-QTLY-0814

Investments June 30, 2014 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 63.4%
	Shares	Value
Fidelity Advisor Series Equity Growth Fund (b)	13,746,797	$ 140,767,205
Fidelity Advisor Series Equity-Income Fund (b)	20,229,055	266,618,949
Fidelity Advisor Series Growth & Income Fund (b)	13,093,261	179,770,469
Fidelity Advisor Series Growth Opportunities Fund (b)	11,390,672	125,069,575
Fidelity Advisor Series Opportunistic Insights Fund (b)	7,390,502	107,383,992
Fidelity Advisor Series Small Cap Fund (b)	6,202,896	69,038,234
Fidelity Advisor Series Stock Selector Large Cap Value Fund (b)	13,091,757	175,036,785
Fidelity Series 100 Index Fund (b)	5,698,154	72,822,412
Fidelity Series 1000 Value Index Fund (b)	2,617,006	29,362,812
Fidelity Series All-Sector Equity Fund (b)	12,050,722	178,350,689
Fidelity Series Commodity Strategy Fund (a)(b)	2,757,813	23,303,519
Fidelity Series Real Estate Equity Fund (b)	1,314,237	18,149,617
Fidelity Series Small Cap Opportunities Fund (b)	6,112,373	84,167,380
TOTAL DOMESTIC EQUITY FUNDS (Cost $1,242,044,987)		1,469,841,638
International Equity Funds - 27.0%

Fidelity Series Emerging Markets Fund (b)	7,504,768	139,513,634
Fidelity Series International Growth Fund (b)	14,977,020	218,964,035

	Shares	Value
Fidelity Series International Small Cap Fund (b)	2,968,265	$ 49,065,413
Fidelity Series International Value Fund (b)	19,068,692	219,099,268
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $500,830,261)		626,642,350
Bond Funds - 9.6%

Fidelity Series Emerging Markets Debt Fund (b)	1,477,959	15,725,483
Fidelity Series Floating Rate High Income Fund (b)	1,438,888	15,079,547
Fidelity Series High Income Fund (b)	14,159,380	149,664,651
Fidelity Series Investment Grade Bond Fund (b)	2,817,703	32,178,167
Fidelity Series Real Estate Income Fund (b)	949,364	10,908,190
TOTAL BOND FUNDS (Cost $213,635,453)		223,556,038
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $1,956,510,701)		2,320,040,026
NET OTHER ASSETS (LIABILITIES) - 0.0%		(474,764)
NET ASSETS - 100%		$ 2,319,565,262
Legend
(a) Non-income producing
(b) Affiliated Fund
Affiliated Underlying Funds
Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Advisor Series Equity Growth Fund	$ -	$ 138,304,693	$ 848,382	$ -	$ 140,767,205
Fidelity Advisor Equity Growth Fund Institutional Class	138,961,629	1,534,552	142,892,364	-	-
Fidelity Advisor Series Equity-Income Fund	261,630,767	5,395,383	13,476,516	1,219,982	266,618,949
Fidelity Advisor Series Growth & Income Fund	178,845,619	2,326,691	9,460,484	756,561	179,770,469
Fidelity Advisor Series Growth Opportunities Fund	121,857,798	302,888	523,994	-	125,069,575
Fidelity Advisor Series Opportunistic Insights Fund	105,843,986	2,646,996	5,102,442	-	107,383,992
Fidelity Advisor Series Small Cap Fund	67,823,649	1,287,538	3,620,118	-	69,038,234
Fidelity Advisor Series Stock Selector Large Cap Value Fund	172,735,870	2,744,523	9,878,984	-	175,036,785
Fidelity Series 100 Index Fund	71,810,712	1,214,959	3,720,304	-	72,822,412
Fidelity Series 1000 Value Index Fund	28,965,437	463,889	1,494,532	-	29,362,812
Fidelity Series All-Sector Equity Fund	176,328,497	2,788,313	9,029,992	-	178,350,689
Fidelity Series Commodity Strategy Fund	21,731,866	2,128,075	526,341	-	23,303,519
Fidelity Series Emerging Markets Debt Fund	15,630,303	537,119	1,102,404	211,457	15,725,483
Fidelity Series Emerging Markets Fund	129,991,691	1,985,447	3,353,940	-	139,513,634
Fidelity Series Floating Rate High Income Fund	15,306,495	374,247	629,960	158,087	15,079,547
Fidelity Series High Income Fund	152,152,524	4,942,991	7,152,778	1,927,318	149,664,651
Fidelity Series International Growth Fund	216,516,370	4,432,617	8,914,480	-	218,964,035
Fidelity Series International Small Cap Fund	48,849,717	1,229,668	2,018,235	-	49,065,413
Fidelity Series International Value Fund	217,831,731	3,053,932	8,934,623	-	219,099,268
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Series Investment Grade Bond Fund	$ 35,619,081	$ 722,612	$ 4,652,768	$ 223,952	$ 32,178,167
Fidelity Series Real Estate Equity Fund	17,742,353	447,341	1,244,466	73,254	18,149,617
Fidelity Series Real Estate Income Fund	10,957,496	506,305	759,610	123,343	10,908,190
Fidelity Series Small Cap Opportunities Fund	85,786,605	1,637,915	4,433,001	-	84,167,380
Total	$ 2,292,920,196	$ 181,008,694	$ 243,770,718	$ 4,693,954	$ 2,320,040,026
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At June 30, 2014, the cost of investment securities for income tax purposes was $1,957,966,624. Net unrealized appreciation aggregated $362,073,402, of which $362,642,365 related to appreciated investment securities and $568,963 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

Valuation techniques used to value the Fund's investments by major category are as follows: Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity Advisor Freedom 2035 Fund®
Class A
Class T
Class B
Class C
Institutional Class

June 30, 2014

1.818365.109

AFF35-QTLY-0814

Investments June 30, 2014 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 63.4%
	Shares	Value
Fidelity Advisor Series Equity Growth Fund (b)	14,054,490	$ 143,917,980
Fidelity Advisor Series Equity-Income Fund (b)	20,988,577	276,629,448
Fidelity Advisor Series Growth & Income Fund (b)	13,586,886	186,547,948
Fidelity Advisor Series Growth Opportunities Fund (b)	11,866,662	130,295,950
Fidelity Advisor Series Opportunistic Insights Fund (b)	8,022,665	116,569,321
Fidelity Advisor Series Small Cap Fund (b)	6,498,098	72,323,827
Fidelity Advisor Series Stock Selector Large Cap Value Fund (b)	13,553,268	181,207,196
Fidelity Series 100 Index Fund (b)	5,990,465	76,558,146
Fidelity Series 1000 Value Index Fund (b)	2,757,336	30,937,306
Fidelity Series All-Sector Equity Fund (b)	12,651,022	187,235,123
Fidelity Series Commodity Strategy Fund (a)(b)	2,895,303	24,465,307
Fidelity Series Real Estate Equity Fund (b)	1,370,967	18,933,055
Fidelity Series Small Cap Opportunities Fund (b)	6,367,175	87,676,006
TOTAL DOMESTIC EQUITY FUNDS (Cost $1,290,728,724)		1,533,296,613
International Equity Funds - 27.0%

Fidelity Series Emerging Markets Fund (b)	7,818,260	145,341,448
Fidelity Series International Growth Fund (b)	15,683,756	229,296,516

	Shares	Value
Fidelity Series International Small Cap Fund (b)	3,109,931	$ 51,407,158
Fidelity Series International Value Fund (b)	19,858,365	228,172,618
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $527,327,428)		654,217,740
Bond Funds - 9.6%

Fidelity Series Emerging Markets Debt Fund (b)	1,542,086	16,407,796
Fidelity Series Floating Rate High Income Fund (b)	1,656,385	17,358,913
Fidelity Series High Income Fund (b)	14,774,504	156,166,507
Fidelity Series Investment Grade Bond Fund (b)	2,789,252	31,853,262
Fidelity Series Real Estate Income Fund (b)	990,553	11,381,450
TOTAL BOND FUNDS (Cost $221,557,136)		233,167,928
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $2,039,613,288)		2,420,682,281
NET OTHER ASSETS (LIABILITIES) - 0.0%		(476,253)
NET ASSETS - 100%		$ 2,420,206,028
Legend
(a) Non-income producing
(b) Affiliated Fund
Affiliated Underlying Funds
Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Advisor Series Equity Growth Fund	$ -	$ 141,557,839	$ 1,030,678	$ -	$ 143,917,980
Fidelity Advisor Equity Growth Fund Institutional Class	141,294,616	1,887,474	145,619,272	-	-
Fidelity Advisor Series Equity-Income Fund	272,505,609	6,941,626	16,401,960	1,274,929	276,629,448
Fidelity Advisor Series Growth & Income Fund	182,126,478	6,068,375	9,893,701	773,016	186,547,948
Fidelity Advisor Series Growth Opportunities Fund	125,758,071	1,749,656	801,915	-	130,295,950
Fidelity Advisor Series Opportunistic Insights Fund	115,284,750	2,786,447	5,846,701	-	116,569,321
Fidelity Advisor Series Small Cap Fund	70,939,088	1,628,397	3,959,486	-	72,323,827
Fidelity Advisor Series Stock Selector Large Cap Value Fund	179,823,059	3,636,415	12,084,692	-	181,207,196
Fidelity Series 100 Index Fund	75,235,973	1,693,314	4,065,288	-	76,558,146
Fidelity Series 1000 Value Index Fund	30,432,611	630,095	1,629,897	-	30,937,306
Fidelity Series All-Sector Equity Fund	185,070,728	3,652,423	10,177,813	-	187,235,123
Fidelity Series Commodity Strategy Fund	22,856,693	2,299,836	662,491	-	24,465,307
Fidelity Series Emerging Markets Debt Fund	16,281,964	631,150	1,195,034	220,875	16,407,796
Fidelity Series Emerging Markets Fund	135,297,323	2,684,685	3,986,877	-	145,341,448
Fidelity Series Floating Rate High Income Fund	17,568,838	512,368	755,409	182,069	17,358,913
Fidelity Series High Income Fund	158,357,676	5,809,279	7,712,015	2,011,812	156,166,507
Fidelity Series International Growth Fund	227,481,559	4,182,033	9,656,359	-	229,296,516
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Series International Small Cap Fund	$ 49,476,492	$ 3,017,611	$ 2,122,522	$ -	$ 51,407,158
Fidelity Series International Value Fund	226,185,277	4,185,572	9,633,332	-	228,172,618
Fidelity Series Investment Grade Bond Fund	35,186,927	851,825	4,670,647	221,798	31,853,262
Fidelity Series Real Estate Equity Fund	18,628,918	582,400	1,546,098	76,841	18,933,055
Fidelity Series Real Estate Income Fund	11,401,057	523,234	755,730	129,116	11,381,450
Fidelity Series Small Cap Opportunities Fund	89,345,729	1,944,971	4,829,127	-	87,676,006
Total	$ 2,386,539,436	$ 199,457,025	$ 259,037,044	$ 4,890,456	$ 2,420,682,281
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At June 30, 2014, the cost of investment securities for income tax purposes was $2,041,222,657. Net unrealized appreciation aggregated $379,459,624, of which $380,088,680 related to appreciated investment securities and $629,056 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

Valuation techniques used to value the Fund's investments by major category are as follows: Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity Advisor Freedom 2030 Fund®
Class A
Class T
Class B
Class C
Institutional Class

June 30, 2014

1.818364.109

AFF30-QTLY-0814

Investments June 30, 2014 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 60.1%
	Shares	Value
Fidelity Advisor Series Equity Growth Fund (b)	17,616,661	$ 180,394,612
Fidelity Advisor Series Equity-Income Fund (b)	26,864,679	354,076,470
Fidelity Advisor Series Growth & Income Fund (b)	17,309,957	237,665,709
Fidelity Advisor Series Growth Opportunities Fund (b)	15,190,083	166,787,116
Fidelity Advisor Series Opportunistic Insights Fund (b)	11,001,139	159,846,550
Fidelity Advisor Series Small Cap Fund (b)	8,388,275	93,361,501
Fidelity Advisor Series Stock Selector Large Cap Value Fund (b)	17,329,786	231,699,235
Fidelity Series 100 Index Fund (b)	7,638,773	97,623,522
Fidelity Series 1000 Value Index Fund (b)	3,511,328	39,397,102
Fidelity Series All-Sector Equity Fund (b)	15,558,439	230,264,892
Fidelity Series Commodity Strategy Fund (a)(b)	4,466,658	37,743,261
Fidelity Series Real Estate Equity Fund (b)	1,751,154	24,183,432
Fidelity Series Small Cap Opportunities Fund (b)	8,271,048	113,892,326
TOTAL DOMESTIC EQUITY FUNDS (Cost $1,664,587,027)		1,966,935,728
International Equity Funds - 25.7%

Fidelity Series Emerging Markets Fund (b)	10,215,714	189,910,132
Fidelity Series International Growth Fund (b)	20,047,982	293,101,499
Fidelity Series International Small Cap Fund (b)	4,042,209	66,817,709
Fidelity Series International Value Fund (b)	25,422,109	292,100,033
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $683,516,523)		841,929,373
Bond Funds - 14.2%
	Shares	Value
Fidelity Series Emerging Markets Debt Fund (b)	2,128,213	$ 22,644,188
Fidelity Series Floating Rate High Income Fund (b)	2,588,692	27,129,495
Fidelity Series High Income Fund (b)	19,788,921	209,168,893
Fidelity Series Inflation-Protected Bond Index Fund (b)	300,614	3,042,215
Fidelity Series Investment Grade Bond Fund (b)	16,323,610	186,415,624
Fidelity Series Real Estate Income Fund (b)	1,339,218	15,387,612
TOTAL BOND FUNDS (Cost $444,595,522)		463,788,027
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $2,792,699,072)		3,272,653,128
NET OTHER ASSETS (LIABILITIES) - 0.0%		(714,211)
NET ASSETS - 100%		$ 3,271,938,917
Legend
(a) Non-income producing
(b) Affiliated Fund
Affiliated Underlying Funds
Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Advisor Series Equity Growth Fund	$ -	$ 178,046,610	$ 1,910,072	$ -	$ 180,394,612
Fidelity Advisor Equity Growth Fund Institutional Class	180,591,438	945,880	184,565,528	-	-
Fidelity Advisor Series Equity-Income Fund	352,044,918	4,827,914	20,252,197	1,646,834	354,076,470
Fidelity Advisor Series Growth & Income Fund	232,896,023	6,964,576	12,720,786	988,380	237,665,709
Fidelity Advisor Series Growth Opportunities Fund	163,539,168	2,360	1,332,848	-	166,787,116
Fidelity Advisor Series Opportunistic Insights Fund	160,612,516	1,484,657	8,199,824	-	159,846,550
Fidelity Advisor Series Small Cap Fund	92,792,339	883,387	5,122,053	-	93,361,501
Fidelity Advisor Series Stock Selector Large Cap Value Fund	233,801,000	2,115,239	16,851,767	-	231,699,235
Fidelity Series 100 Index Fund	97,248,296	899,299	5,259,208	-	97,623,522
Fidelity Series 1000 Value Index Fund	39,339,638	353,076	2,223,531	-	39,397,102
Fidelity Series All-Sector Equity Fund	228,813,984	2,819,408	12,038,893	-	230,264,892
Fidelity Series Commodity Strategy Fund	38,561,460	346,509	1,161,757	-	37,743,261
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Series Emerging Markets Debt Fund	$ 22,045,419	$ 493,122	$ 836,346	$ 302,591	$ 22,644,188
Fidelity Series Emerging Markets Fund	177,281,078	1,610,930	3,799,736	-	189,910,132
Fidelity Series Floating Rate High Income Fund	27,356,941	716,830	995,952	284,037	27,129,495
Fidelity Series High Income Fund	213,571,385	6,008,667	10,024,329	2,699,644	209,168,893
Fidelity Series Inflation-Protected Bond Index Fund	3,070,098	38,416	148,873	1,460	3,042,215
Fidelity Series International Growth Fund	296,012,399	2,538,544	14,843,659	-	293,101,499
Fidelity Series International Small Cap Fund	67,209,134	1,533,183	3,323,456	-	66,817,709
Fidelity Series International Value Fund	291,472,129	2,530,551	11,462,253	-	292,100,033
Fidelity Series Investment Grade Bond Fund	165,148,062	25,748,558	6,927,929	1,141,493	186,415,624
Fidelity Series Real Estate Equity Fund	21,919,897	2,288,140	1,517,379	88,623	24,183,432
Fidelity Series Real Estate Income Fund	15,456,345	311,296	665,817	179,024	15,387,612
Fidelity Series Small Cap Opportunities Fund	117,534,715	1,073,028	6,246,412	-	113,892,326
Total	$ 3,238,318,382	$ 244,580,180	$ 332,430,605	$ 7,332,086	$ 3,272,653,128
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At June 30, 2014, the cost of investment securities for income tax purposes was $2,794,729,786. Net unrealized appreciation aggregated $477,923,342, of which $479,215,712 related to appreciated investment securities and $1,292,370 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

Valuation techniques used to value the Fund's investments by major category are as follows: Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity Advisor Freedom 2025 Fund®
Class A
Class T
Class B
Class C
Institutional Class

June 30, 2014

1.818367.109

AFF25-QTLY-0814

Investments June 30, 2014 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 51.7%
	Shares	Value
Fidelity Advisor Series Equity Growth Fund (c)	16,050,891	$ 164,361,129
Fidelity Advisor Series Equity-Income Fund (c)	22,743,791	299,763,172
Fidelity Advisor Series Growth & Income Fund (c)	16,132,969	221,505,668
Fidelity Advisor Series Growth Opportunities Fund (c)	13,117,313	144,028,096
Fidelity Advisor Series Opportunistic Insights Fund (c)	8,885,145	129,101,163
Fidelity Advisor Series Small Cap Fund (c)	7,121,448	79,261,713
Fidelity Advisor Series Stock Selector Large Cap Value Fund (c)	14,522,207	194,161,906
Fidelity Series 100 Index Fund (c)	6,644,400	84,915,434
Fidelity Series 1000 Value Index Fund (c)	2,956,002	33,166,339
Fidelity Series All-Sector Equity Fund (c)	13,678,127	202,436,284
Fidelity Series Commodity Strategy Fund (a)(c)	4,510,212	38,111,295
Fidelity Series Real Estate Equity Fund (c)	1,517,027	20,950,142
Fidelity Series Small Cap Opportunities Fund (c)	6,974,528	96,039,254
TOTAL DOMESTIC EQUITY FUNDS (Cost $1,428,991,806)		1,707,801,595
International Equity Funds - 21.9%

Fidelity Series Emerging Markets Fund (c)	8,824,515	164,047,729
Fidelity Series International Growth Fund (c)	17,129,031	250,426,427
Fidelity Series International Small Cap Fund (c)	3,467,584	57,319,164
Fidelity Series International Value Fund (c)	21,972,575	252,464,881
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $577,038,286)		724,258,201
Bond Funds - 26.0%
	Shares	Value
Fidelity Series Emerging Markets Debt Fund (c)	2,105,222	$ 22,399,557
Fidelity Series Floating Rate High Income Fund (c)	2,783,250	29,168,464
Fidelity Series High Income Fund (c)	18,725,041	197,923,684
Fidelity Series Inflation-Protected Bond Index Fund (c)	1,620,036	16,394,768
Fidelity Series Investment Grade Bond Fund (c)	50,623,555	578,120,996
Fidelity Series Real Estate Income Fund (c)	1,352,309	15,538,035
TOTAL BOND FUNDS (Cost $840,884,725)		859,545,504
Short-Term Funds - 0.4%

Fidelity Advisor Short Fixed-Income Fund Institutional Class (c)	523,528	4,905,453
Fidelity Institutional Money Market Portfolio Institutional Class 0.09% (b)(c)	8,057,618	8,057,618
TOTAL SHORT-TERM FUNDS (Cost $12,914,169)		12,963,071
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $2,859,828,986)		3,304,568,371
NET OTHER ASSETS (LIABILITIES) - 0.0%		(746,528)
NET ASSETS - 100%		$ 3,303,821,843
Legend
(a) Non-income producing
(b) The rate quoted is the annualized seven-day yield of the fund at period end.
(c) Affiliated Fund
Affiliated Underlying Funds
Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Advisor Series Equity Growth Fund	$ -	$ 161,496,111	$ 1,001,419	$ -	$ 164,361,129
Fidelity Advisor Equity Growth Fund Institutional Class	161,175,772	1,245,516	165,192,797	-	-
Fidelity Advisor Series Equity-Income Fund	292,761,215	5,492,677	13,178,769	1,372,419	299,763,172
Fidelity Advisor Series Growth & Income Fund	218,330,109	3,009,200	9,759,892	928,398	221,505,668
Fidelity Advisor Series Growth Opportunities Fund	140,332,644	464,684	726,210	-	144,028,096
Fidelity Advisor Series Opportunistic Insights Fund	127,758,835	1,884,177	5,343,363	-	129,101,163
Fidelity Advisor Series Small Cap Fund	77,658,110	1,131,917	3,599,844	-	79,261,713
Fidelity Advisor Series Stock Selector Large Cap Value Fund	187,724,084	4,658,677	8,595,876	-	194,161,906
Fidelity Advisor Short Fixed-Income Fund Institutional Class	5,060,855	178,394	344,760	11,936	4,905,453
Fidelity Institutional Money Market Portfolio Institutional Class	8,293,580	198,871	434,834	1,741	8,057,618
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Series 100 Index Fund	$ 83,351,878	$ 1,156,993	$ 3,693,324	$ -	$ 84,915,434
Fidelity Series 1000 Value Index Fund	33,723,065	447,449	2,631,487	-	33,166,339
Fidelity Series All-Sector Equity Fund	199,748,704	2,677,465	9,378,941	-	202,436,284
Fidelity Series Commodity Strategy Fund	41,746,724	525,292	4,198,887	-	38,111,295
Fidelity Series Emerging Markets Debt Fund	21,609,039	607,453	744,120	298,168	22,399,557
Fidelity Series Emerging Markets Fund	152,092,142	2,151,905	2,948,190	-	164,047,729
Fidelity Series Floating Rate High Income Fund	29,402,899	701,524	991,558	305,537	29,168,464
Fidelity Series High Income Fund	205,989,836	6,772,811	14,459,447	2,633,441	197,923,684
Fidelity Series Inflation-Protected Bond Index Fund	16,291,016	242,647	580,646	7,809	16,394,768
Fidelity Series International Growth Fund	251,954,473	3,272,384	12,846,448	-	250,426,427
Fidelity Series International Small Cap Fund	56,606,327	2,244,215	2,740,474	-	57,319,164
Fidelity Series International Value Fund	249,705,079	3,363,395	8,836,053	-	252,464,881
Fidelity Series Investment Grade Bond Fund	555,010,492	31,859,601	16,653,578	3,652,413	578,120,996
Fidelity Series Real Estate Equity Fund	20,247,127	458,825	1,133,061	82,996	20,950,142
Fidelity Series Real Estate Income Fund	15,544,088	382,397	676,749	181,034	15,538,035
Fidelity Series Small Cap Opportunities Fund	97,715,981	1,372,725	4,371,093	-	96,039,254
Total	$ 3,249,834,074	$ 237,997,305	$ 295,061,820	$ 9,475,892	$ 3,304,568,371
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At June 30, 2014, the cost of investment securities for income tax purposes was $2,863,030,893. Net unrealized appreciation aggregated $441,537,478, of which $448,289,736 related to appreciated investment securities and $6,752,258 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

Valuation techniques used to value the Fund's investments by major category are as follows: Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity Advisor Freedom 2020 Fund®
Class A
Class T
Class B
Class C
Institutional Class

June 30, 2014

1.818359.109

AFF20-QTLY-0814

Investments June 30, 2014 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 44.7%
	Shares	Value
Fidelity Advisor Series Equity Growth Fund (c)	13,631,432	$ 139,585,864
Fidelity Advisor Series Equity-Income Fund (c)	20,157,681	265,678,241
Fidelity Advisor Series Growth & Income Fund (c)	14,416,179	197,934,142
Fidelity Advisor Series Growth Opportunities Fund (c)	11,660,668	128,034,131
Fidelity Advisor Series Opportunistic Insights Fund (c)	8,071,280	117,275,698
Fidelity Advisor Series Small Cap Fund (c)	6,286,516	69,968,921
Fidelity Advisor Series Stock Selector Large Cap Value Fund (c)	12,789,071	170,989,882
Fidelity Series 100 Index Fund (c)	5,841,200	74,650,535
Fidelity Series 1000 Value Index Fund (c)	2,573,685	28,876,744
Fidelity Series All-Sector Equity Fund (c)	12,069,747	178,632,252
Fidelity Series Commodity Strategy Fund (a)(c)	4,501,158	38,034,789
Fidelity Series Real Estate Equity Fund (c)	1,337,466	18,470,406
Fidelity Series Small Cap Opportunities Fund (c)	6,107,498	84,100,253
TOTAL DOMESTIC EQUITY FUNDS (Cost $1,265,841,904)		1,512,231,858
International Equity Funds - 18.9%

Fidelity Series Emerging Markets Fund (c)	7,639,425	142,016,902
Fidelity Series International Growth Fund (c)	15,197,505	222,187,521
Fidelity Series International Small Cap Fund (c)	3,031,906	50,117,407
Fidelity Series International Value Fund (c)	19,496,780	224,017,999
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $504,431,772)		638,339,829
Bond Funds - 30.3%
	Shares	Value
Fidelity Series Emerging Markets Debt Fund (c)	2,179,915	$ 23,194,295
Fidelity Series Floating Rate High Income Fund (c)	3,392,458	35,552,962
Fidelity Series High Income Fund (c)	18,123,500	191,565,400
Fidelity Series Inflation-Protected Bond Index Fund (c)	2,964,149	29,997,185
Fidelity Series Investment Grade Bond Fund (c)	63,805,134	728,654,622
Fidelity Series Real Estate Income Fund (c)	1,384,587	15,908,904
TOTAL BOND FUNDS (Cost $1,005,788,058)		1,024,873,368
Short-Term Funds - 6.1%

Fidelity Advisor Short Fixed-Income Fund Institutional Class (c)	9,887,708	92,647,824
Fidelity Institutional Money Market Portfolio Institutional Class 0.09% (b)(c)	114,187,489	114,187,489
TOTAL SHORT-TERM FUNDS (Cost $205,568,958)		206,835,313
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $2,981,630,692)		3,382,280,368
NET OTHER ASSETS (LIABILITIES) - 0.0%		(880,464)
NET ASSETS - 100%		$ 3,381,399,904
Legend
(a) Non-income producing
(b) The rate quoted is the annualized seven-day yield of the fund at period end.
(c) Affiliated Fund
Affiliated Underlying Funds
Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Advisor Series Equity Growth Fund	$ -	$ 137,351,634	$ 1,052,868	$ -	$ 139,585,864
Fidelity Advisor Equity Growth Fund Institutional Class	138,952,414	586,162	141,884,524	-	-
Fidelity Advisor Series Equity-Income Fund	263,193,072	2,746,209	13,327,783	1,232,887	265,678,241
Fidelity Advisor Series Growth & Income Fund	204,640,504	1,594,504	17,424,692	869,550	197,934,142
Fidelity Advisor Series Growth Opportunities Fund	122,452,317	2,446,511	384,884	-	128,034,131
Fidelity Advisor Series Opportunistic Insights Fund	117,332,657	692,337	5,118,045	-	117,275,698
Fidelity Advisor Series Small Cap Fund	69,583,906	413,542	3,632,229	-	69,968,921
Fidelity Advisor Series Stock Selector Large Cap Value Fund	163,124,211	7,231,593	8,359,588	-	170,989,882
Fidelity Advisor Short Fixed-Income Fund Institutional Class	95,572,803	756,906	3,886,694	225,420	92,647,824
Fidelity Institutional Money Market Portfolio Institutional Class	118,288,330	594,205	4,695,046	24,744	114,187,489
Fidelity Series 100 Index Fund	74,325,330	422,925	3,720,444	-	74,650,535
Fidelity Series 1000 Value Index Fund	30,074,450	258,425	2,876,883	-	28,876,744
Fidelity Series All-Sector Equity Fund	178,294,761	1,014,932	8,973,034	-	178,632,252
Fidelity Series Commodity Strategy Fund	40,864,214	200,855	3,059,412	-	38,034,789
Fidelity Series Emerging Markets Debt Fund	22,690,533	431,369	895,929	310,855	23,194,295
Fidelity Series Emerging Markets Fund	133,192,392	691,306	2,976,811	-	142,016,902
Fidelity Series Floating Rate High Income Fund	35,648,893	1,190,191	1,353,876	371,511	35,552,962
Fidelity Series High Income Fund	203,741,125	6,068,422	17,869,089	2,594,224	191,565,400
Fidelity Series Inflation-Protected Bond Index Fund	30,235,429	181,194	1,233,578	14,391	29,997,185
Fidelity Series International Growth Fund	222,984,013	1,174,582	9,066,125	-	222,187,521
Fidelity Series International Small Cap Fund	50,730,785	347,340	1,991,421	-	50,117,407
Fidelity Series International Value Fund	224,576,763	1,176,678	9,087,460	-	224,017,999
Fidelity Series Investment Grade Bond Fund	728,739,921	16,361,745	26,681,383	4,699,458	728,654,625
Fidelity Series Real Estate Equity Fund	17,589,729	630,159	945,245	72,033	18,470,406
Fidelity Series Real Estate Income Fund	16,230,635	271,674	891,967	187,453	15,908,904
Fidelity Series Small Cap Opportunities Fund	86,870,526	501,970	4,406,696	-	84,100,253
Total	$ 3,389,929,713	$ 185,337,370	$ 295,795,706	$ 10,602,526	$ 3,382,280,368
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At June 30, 2014, the cost of investment securities for income tax purposes was $2,983,151,181. Net unrealized appreciation aggregated $399,129,187, of which $407,747,212 related to appreciated investment securities and $8,618,025 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

Valuation techniques used to value the Fund's investments by major category are as follows: Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity Advisor Freedom 2015 Fund®
Class A
Class T
Class B
Class C
Institutional Class

June 30, 2014

1.818355.109

AFF15-QTLY-0814

Investments June 30, 2014 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 40.6%
	Shares	Value
Fidelity Advisor Series Equity Growth Fund (c)	6,557,309	$ 67,146,848
Fidelity Advisor Series Equity-Income Fund (c)	9,906,392	130,566,244
Fidelity Advisor Series Growth & Income Fund (c)	7,211,922	99,019,687
Fidelity Advisor Series Growth Opportunities Fund (c)	5,806,526	63,755,655
Fidelity Advisor Series Opportunistic Insights Fund (c)	4,095,375	59,505,799
Fidelity Advisor Series Small Cap Fund (c)	3,181,685	35,412,159
Fidelity Advisor Series Stock Selector Large Cap Value Fund (c)	6,339,893	84,764,364
Fidelity Series 100 Index Fund (c)	2,783,807	35,577,050
Fidelity Series 1000 Value Index Fund (c)	1,272,640	14,279,020
Fidelity Series All-Sector Equity Fund (c)	6,038,023	89,362,745
Fidelity Series Commodity Strategy Fund (a)(c)	2,422,679	20,471,641
Fidelity Series Real Estate Equity Fund (c)	661,909	9,140,957
Fidelity Series Small Cap Opportunities Fund (c)	2,988,957	41,157,937
TOTAL DOMESTIC EQUITY FUNDS (Cost $619,424,635)		750,160,106
International Equity Funds - 17.1%

Fidelity Series Emerging Markets Fund (c)	3,715,617	69,073,316
Fidelity Series International Growth Fund (c)	7,510,880	109,809,069
Fidelity Series International Small Cap Fund (c)	1,519,510	25,117,500
Fidelity Series International Value Fund (c)	9,677,323	111,192,446
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $242,511,029)		315,192,331
Bond Funds - 32.8%
	Shares	Value
Fidelity Series Emerging Markets Debt Fund (c)	1,177,408	$ 12,527,622
Fidelity Series Floating Rate High Income Fund (c)	1,922,721	20,150,115
Fidelity Series High Income Fund (c)	9,295,938	98,258,062
Fidelity Series Inflation-Protected Bond Index Fund (c)	2,344,370	23,725,025
Fidelity Series Investment Grade Bond Fund (c)	38,781,625	442,886,156
Fidelity Series Real Estate Income Fund (c)	756,257	8,689,399
TOTAL BOND FUNDS (Cost $587,886,765)		606,236,379
Short-Term Funds - 9.5%

Fidelity Advisor Short Fixed-Income Fund Institutional Class (c)	8,300,378	77,774,543
Fidelity Institutional Money Market Portfolio Institutional Class 0.09% (b)(c)	97,581,312	97,581,312
TOTAL SHORT-TERM FUNDS (Cost $173,711,622)		175,355,855
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $1,623,534,051)		1,846,944,671
NET OTHER ASSETS (LIABILITIES) - 0.0%		(506,391)
NET ASSETS - 100%		$ 1,846,438,280
Legend
(a) Non-income producing
(b) The rate quoted is the annualized seven-day yield of the fund at period end.
(c) Affiliated Fund
Affiliated Underlying Funds
Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Advisor Series Equity Growth Fund	$ -	$ 66,283,039	$ 719,484	$ -	$ 67,146,848
Fidelity Advisor Equity Growth Fund Institutional Class	68,069,520	212,998	69,391,175	-	-
Fidelity Advisor Series Equity-Income Fund	132,307,650	1,259,719	9,454,581	618,962	130,566,244
Fidelity Advisor Series Growth & Income Fund	101,882,993	640,840	8,013,224	432,314	99,019,687
Fidelity Advisor Series Growth Opportunities Fund	64,302,206	558	2,287,528	-	63,755,655
Fidelity Advisor Series Opportunistic Insights Fund	59,143,879	1,680,468	3,525,973	-	59,505,799
Fidelity Advisor Series Small Cap Fund	36,011,492	177,332	2,604,254	-	35,412,159
Fidelity Advisor Series Stock Selector Large Cap Value Fund	84,854,048	1,580,155	6,234,087	-	84,764,364
Fidelity Advisor Short Fixed-Income Fund Institutional Class	81,766,853	566,049	4,733,385	190,800	77,774,543
Fidelity Institutional Money Market Portfolio Institutional Class	102,948,070	374,241	5,740,999	21,316	97,581,312
Fidelity Series 100 Index Fund	36,277,966	178,103	2,618,154	-	35,577,050
Fidelity Series 1000 Value Index Fund	13,082,904	1,516,163	987,706	-	14,279,020
Fidelity Series All-Sector Equity Fund	92,277,856	388,812	7,482,484	-	89,362,745
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Series Commodity Strategy Fund	$ 22,331,388	$ 92,456	$ 1,969,521	$ -	$ 20,471,641
Fidelity Series Emerging Markets Debt Fund	10,613,949	2,104,565	660,781	154,389	12,527,622
Fidelity Series Emerging Markets Fund	65,520,421	286,664	2,166,793	-	69,073,316
Fidelity Series Floating Rate High Income Fund	20,981,485	305,268	1,174,965	214,253	20,150,115
Fidelity Series High Income Fund	109,868,417	2,676,591	14,091,639	1,378,811	98,258,062
Fidelity Series Inflation-Protected Bond Index Fund	24,365,652	121,811	1,411,174	11,480	23,725,025
Fidelity Series International Growth Fund	112,372,553	459,444	6,554,474	-	109,809,069
Fidelity Series International Small Cap Fund	26,592,348	101,397	2,094,957	-	25,117,500
Fidelity Series International Value Fund	113,600,676	491,049	6,581,811	-	111,192,446
Fidelity Series Investment Grade Bond Fund	449,767,050	10,417,030	23,559,089	2,870,842	442,886,156
Fidelity Series Real Estate Equity Fund	8,644,837	553,511	641,952	34,800	9,140,957
Fidelity Series Real Estate Income Fund	9,066,091	137,978	680,051	103,140	8,689,399
Fidelity Series Small Cap Opportunities Fund	43,540,057	212,988	3,128,081	-	41,157,937
Total	$ 1,890,190,361	$ 92,819,229	$ 188,508,322	$ 6,031,107	$ 1,846,944,671
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At June 30, 2014, the cost of investment securities for income tax purposes was $1,624,691,305. Net unrealized appreciation aggregated $222,253,366, of which $225,464,093 related to appreciated investment securities and $3,210,727 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

Valuation techniques used to value the Fund's investments by major category are as follows: Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity Freedom K® Income Fund

June 30, 2014

1.907100.104

FF-K-INC-QTLY-0814

Investments June 30, 2014 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 17.5%
	Shares	Value
Fidelity Series 100 Index Fund Class F (c)	599,290	$ 7,658,925
Fidelity Series 1000 Value Index Fund Class F (c)	460,710	5,169,166
Fidelity Series All-Sector Equity Fund Class F (c)	1,999,830	29,597,486
Fidelity Series Blue Chip Growth Fund Class F (c)	2,143,110	24,410,026
Fidelity Series Commodity Strategy Fund Class F (a)(c)	2,001,000	17,028,507
Fidelity Series Equity-Income Fund Class F (c)	2,971,112	38,980,989
Fidelity Series Growth & Income Fund Class F (c)	2,131,819	28,992,736
Fidelity Series Growth Company Fund Class F (c)	2,689,794	30,260,179
Fidelity Series Intrinsic Opportunities Fund Class F (c)	1,271,584	18,704,994
Fidelity Series Opportunistic Insights Fund Class F (c)	1,230,079	17,848,442
Fidelity Series Real Estate Equity Fund Class F (c)	249,452	3,444,930
Fidelity Series Small Cap Discovery Fund Class F (c)	427,008	4,517,743
Fidelity Series Small Cap Opportunities Fund Class F (c)	1,033,533	14,324,773
Fidelity Series Stock Selector Large Cap Value Fund Class F (c)	1,905,439	25,228,019
TOTAL DOMESTIC EQUITY FUNDS (Cost $222,495,490)		266,166,915
International Equity Funds - 7.3%

Fidelity Series Emerging Markets Fund Class F (c)	1,276,202	23,788,408
Fidelity Series International Growth Fund Class F (c)	2,667,333	39,103,099
Fidelity Series International Small Cap Fund Class F (c)	551,757	9,142,613
Fidelity Series International Value Fund Class F (c)	3,368,831	38,808,929
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $87,291,189)		110,843,049
Bond Funds - 45.9%
	Shares	Value
Fidelity Series Emerging Markets Debt Fund Class F (c)	988,733	$ 10,520,121
Fidelity Series Floating Rate High Income Fund Class F (c)	1,661,717	17,414,796
Fidelity Series High Income Fund Class F (c)	6,628,096	70,058,971
Fidelity Series Inflation-Protected Bond Index Fund Class F (c)	4,499,646	45,581,417
Fidelity Series Investment Grade Bond Fund Class F (c)	47,846,595	546,886,579
Fidelity Series Real Estate Income Fund Class F (c)	622,297	7,156,412
TOTAL BOND FUNDS (Cost $691,916,912)		697,618,296
Short-Term Funds - 29.3%

Fidelity Institutional Money Market Portfolio Class F 0.09% (b)(c)	243,553,811	243,553,811
Fidelity Short-Term Bond Fund Class F (c)	23,303,649	200,644,419
TOTAL SHORT-TERM FUNDS (Cost $440,573,831)		444,198,230
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $1,442,277,422)		1,518,826,490
NET OTHER ASSETS (LIABILITIES) - 0.0%		(157,276)
NET ASSETS - 100%		$ 1,518,669,214
Legend
(a) Non-income producing
(b) The rate quoted is the annualized seven-day yield of the fund at period end.
(c) Affiliated Fund
Affiliated Underlying Funds
Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Institutional Money Market Portfolio Class	$ 246,990,533	$ 7,261,412	$ 10,698,134	$ 52,422	$ 243,553,811
Fidelity Series 100 Index Fund Class F	7,486,906	252,253	451,052	-	7,658,925
Fidelity Series 1000 Value Index Fund Class F	5,050,857	169,704	304,038	-	5,169,166
Fidelity Series All-Sector Equity Fund Class F	29,534,883	406,700	1,754,790	-	29,597,486
Fidelity Series Blue Chip Growth Fund Class F	23,833,744	824,244	1,468,836	-	24,410,026
Fidelity Series Commodity Strategy Fund Class F	16,340,582	1,197,584	514,301	-	17,028,507
Fidelity Series Emerging Markets Debt Fund Class F	9,163,332	1,374,326	437,012	137,860	10,520,121
Fidelity Series Emerging Markets Fund Class F	21,684,123	907,286	666,539	-	23,788,408
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Series Equity-Income Fund Class F	$ 37,909,024	$ 1,492,936	$ 2,292,432	$ 222,328	$ 38,980,989
Fidelity Series Floating Rate High Income Fund Class F	17,412,605	720,165	751,939	186,786	17,414,796
Fidelity Series Growth & Income Fund Class F	28,302,817	1,090,211	1,720,613	127,351	28,992,736
Fidelity Series Growth Company Fund Class F	29,487,542	159,291	512,849	-	30,260,179
Fidelity Series High Income Fund Class F	75,535,231	3,571,659	8,905,106	993,154	70,058,971
Fidelity Series Inflation-Protected Bond Index Fund Class F	43,504,752	2,816,706	1,953,727	37,833	45,581,417
Fidelity Series International Growth Fund Class F	37,951,632	1,583,837	1,702,972	-	39,103,099
Fidelity Series International Small Cap Fund Class F	9,102,058	245,220	396,390	-	9,142,613
Fidelity Series International Value Fund Class F	38,113,298	1,135,810	1,700,395	-	38,808,929
Fidelity Series Intrinsic Opportunities Fund Class F	18,154,142	627,066	1,110,415	-	18,704,994
Fidelity Series Investment Grade Bond Fund Class F	542,389,512	19,108,935	22,751,705	3,658,531	546,886,579
Fidelity Series Opportunistic Insights Fund Class F	17,651,876	615,664	1,094,686	-	17,848,442
Fidelity Series Real Estate Equity Fund Class F	3,375,120	211,698	367,803	14,860	3,444,930
Fidelity Series Real Estate Income Fund Class F	5,730,266	1,603,215	295,634	86,596	7,156,412
Fidelity Series Small Cap Discovery Fund Class F	4,478,629	215,380	283,730	5,134	4,517,743
Fidelity Series Small Cap Opportunities Fund Class F	14,473,615	493,854	876,442	-	14,324,773
Fidelity Series Stock Selector Large Cap Value Fund Class F	24,509,730	839,325	1,494,636	-	25,228,019
Fidelity Short-Term Bond Fund Class F	202,495,760	6,450,952	8,772,317	534,764	200,644,419
Total	$ 1,510,662,569	$ 55,375,433	$ 73,278,493	$ 6,057,619	$ 1,518,826,490
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At June 30, 2014, the cost of investment securities for income tax purposes was $1,443,446,788. Net unrealized appreciation aggregated $75,379,702, of which $83,153,231 related to appreciated investment securities and $7,773,529 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

Valuation techniques used to value the Fund's investments by major category are as follows: Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity Freedom K® 2015 Fund

June 30, 2014

1.907108.104

FF-K-15-QTLY-0814

Investments June 30, 2014 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 40.6%
	Shares	Value
Fidelity Series 100 Index Fund Class F (c)	6,773,164	$ 86,561,034
Fidelity Series 1000 Value Index Fund Class F (c)	4,912,332	55,116,370
Fidelity Series All-Sector Equity Fund Class F (c)	22,848,275	338,154,471
Fidelity Series Blue Chip Growth Fund Class F (c)	24,437,456	278,342,621
Fidelity Series Commodity Strategy Fund Class F (a)(c)	9,204,078	78,326,700
Fidelity Series Equity-Income Fund Class F (c)	32,466,234	425,956,991
Fidelity Series Growth & Income Fund Class F (c)	23,995,902	326,344,263
Fidelity Series Growth Company Fund Class F (c)	30,526,899	343,427,608
Fidelity Series Intrinsic Opportunities Fund Class F (c)	14,202,165	208,913,849
Fidelity Series Opportunistic Insights Fund Class F (c)	14,315,660	207,720,220
Fidelity Series Real Estate Equity Fund Class F (c)	2,812,260	38,837,304
Fidelity Series Small Cap Discovery Fund Class F (c)	4,909,997	51,947,769
Fidelity Series Small Cap Opportunities Fund Class F (c)	11,773,022	163,174,087
Fidelity Series Stock Selector Large Cap Value Fund Class F (c)	21,490,344	284,532,149
TOTAL DOMESTIC EQUITY FUNDS (Cost $2,392,770,287)		2,887,355,436
International Equity Funds - 17.0%

Fidelity Series Emerging Markets Fund Class F (c)	14,268,431	265,963,545
Fidelity Series International Growth Fund Class F (c)	28,808,762	422,336,446
Fidelity Series International Small Cap Fund Class F (c)	5,839,382	96,758,556
Fidelity Series International Value Fund Class F (c)	37,061,423	426,947,595
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $952,476,107)		1,212,006,142
Bond Funds - 32.9%
	Shares	Value
Fidelity Series Emerging Markets Debt Fund Class F (c)	4,536,273	$ 48,265,945
Fidelity Series Floating Rate High Income Fund Class F (c)	7,422,656	77,789,435
Fidelity Series High Income Fund Class F (c)	35,855,422	378,991,808
Fidelity Series Inflation-Protected Bond Index Fund Class F (c)	9,368,891	94,906,868
Fidelity Series Investment Grade Bond Fund Class F (c)	149,650,854	1,710,509,258
Fidelity Series Real Estate Income Fund Class F (c)	2,933,279	33,732,704
TOTAL BOND FUNDS (Cost $2,333,306,221)		2,344,196,018
Short-Term Funds - 9.5%

Fidelity Institutional Money Market Portfolio Class F 0.09% (b)(c)	370,788,253	370,788,253
Fidelity Short-Term Bond Fund Class F (c)	35,429,594	305,048,807
TOTAL SHORT-TERM FUNDS (Cost $671,297,444)		675,837,060
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $6,349,850,059)		7,119,394,656
NET OTHER ASSETS (LIABILITIES) - 0.0%		(563,147)
NET ASSETS - 100%		$ 7,118,831,509
Legend
(a) Non-income producing
(b) The rate quoted is the annualized seven-day yield of the fund at period end.
(c) Affiliated Fund
Affiliated Underlying Funds
Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Institutional Money Market Portfolio Class F	$ 388,323,850	$ 7,744,798	$ 25,280,396	$ 81,177	$ 370,788,253
Fidelity Series 100 Index Fund Class F	85,798,408	3,155,601	6,581,718	-	86,561,034
Fidelity Series 1000 Value Index Fund Class F	53,396,005	3,217,380	4,212,018	-	55,116,370
Fidelity Series All-Sector Equity Fund Class F	346,328,439	2,945,078	27,385,688	-	338,154,471
Fidelity Series Blue Chip Growth Fund Class F	279,333,485	6,512,638	21,533,987	-	278,342,621
Fidelity Series Commodity Strategy Fund Class F	81,103,505	1,806,071	4,695,143	-	78,326,700
Fidelity Series Emerging Markets Debt Fund Class F	42,247,330	7,164,229	3,063,075	635,805	48,265,945
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Series Emerging Markets Fund Class F	$ 249,572,323	$ 6,336,072	$ 11,111,231	$ -	$ 265,963,545
Fidelity Series Equity-Income Fund Class F	426,213,374	11,957,097	32,890,349	1,312,095	425,956,991
Fidelity Series Floating Rate High Income Fund Class F	80,685,527	2,315,602	5,362,954	850,649	77,789,435
Fidelity Series Growth & Income Fund Class F	327,743,855	8,722,835	25,155,035	1,469,097	326,344,263
Fidelity Series Growth Company Fund Class F	344,327,084	-	13,645,801	-	343,427,608
Fidelity Series High Income Fund Class F	418,501,613	17,010,362	55,742,475	5,412,163	378,991,808
Fidelity Series Inflation-Protected Bond Index Fund Class F	98,132,623	1,968,216	7,810,239	81,711	94,906,868
Fidelity Series International Growth Fund Class F	428,673,993	8,068,650	28,377,245	-	422,336,446
Fidelity Series International Small Cap Fund Class F	103,990,762	1,682,804	10,960,738	-	96,758,556
Fidelity Series International Value Fund Class F	433,701,625	7,990,403	28,874,671	-	426,947,595
Fidelity Series Intrinsic Opportunities Fund Class F	208,329,810	4,991,021	16,102,677	-	208,913,849
Fidelity Series Investment Grade Bond Fund Class F	1,723,285,662	47,543,154	85,954,328	11,517,073	1,710,509,258
Fidelity Series Opportunistic Insights Fund Class F	210,943,778	5,036,797	16,163,046	-	207,720,220
Fidelity Series Real Estate Equity Fund Class F	37,054,938	5,383,533	6,202,806	187,384	38,837,304
Fidelity Series Real Estate Income Fund Class F	34,399,679	1,014,011	2,341,501	415,783	33,732,704
Fidelity Series Small Cap Discovery Fund Class F	52,613,189	2,240,625	4,145,493	59,352	51,947,769
Fidelity Series Small Cap Opportunities Fund Class F	169,132,415	4,217,461	12,812,557	-	163,174,087
Fidelity Series Stock Selector Large Cap Value Fund Class F	284,395,703	6,311,640	21,866,168	-	284,532,149
Fidelity Short-Term Bond Fund Class F	317,907,616	7,121,979	20,708,425	827,034	305,048,807
Total	$ 7,226,136,591	$ 182,458,057	$ 498,979,764	$ 22,849,322	$ 7,119,394,656
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At June 30, 2014, the cost of investment securities for income tax purposes was $6,358,137,239. Net unrealized appreciation aggregated $761,257,417, of which $788,870,918 related to appreciated investment securities and $27,613,501 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

Valuation techniques used to value the Fund's investments by major category are as follows: Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity Freedom K® 2010 Fund

June 30, 2014

1.907106.104

FF-K-10-QTLY-0814

Investments June 30, 2014 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 35.4%
	Shares	Value
Fidelity Series 100 Index Fund Class F (c)	3,507,133	$ 44,821,159
Fidelity Series 1000 Value Index Fund Class F (c)	2,681,257	30,083,707
Fidelity Series All-Sector Equity Fund Class F (c)	12,124,736	179,446,092
Fidelity Series Blue Chip Growth Fund Class F (c)	12,571,763	143,192,377
Fidelity Series Commodity Strategy Fund Class F (a)(c)	5,510,016	46,890,233
Fidelity Series Equity-Income Fund Class F (c)	16,791,348	220,302,486
Fidelity Series Growth & Income Fund Class F (c)	12,224,694	166,255,844
Fidelity Series Growth Company Fund Class F (c)	16,074,535	180,838,521
Fidelity Series Intrinsic Opportunities Fund Class F (c)	7,312,190	107,562,310
Fidelity Series Opportunistic Insights Fund Class F (c)	7,339,640	106,498,181
Fidelity Series Real Estate Equity Fund Class F (c)	1,454,620	20,088,304
Fidelity Series Small Cap Discovery Fund Class F (c)	2,519,450	26,655,776
Fidelity Series Small Cap Opportunities Fund Class F (c)	6,072,258	84,161,493
Fidelity Series Stock Selector Large Cap Value Fund Class F (c)	10,922,743	144,617,116
TOTAL DOMESTIC EQUITY FUNDS (Cost $1,227,753,745)		1,501,413,599
International Equity Funds - 14.9%

Fidelity Series Emerging Markets Fund Class F (c)	7,478,740	139,403,722
Fidelity Series International Growth Fund Class F (c)	14,998,912	219,884,047
Fidelity Series International Small Cap Fund Class F (c)	3,014,891	49,956,739
Fidelity Series International Value Fund Class F (c)	19,344,617	222,849,986
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $480,266,619)		632,094,494
Bond Funds - 36.0%
	Shares	Value
Fidelity Series Emerging Markets Debt Fund Class F (c)	2,715,125	$ 28,888,928
Fidelity Series Floating Rate High Income Fund Class F (c)	4,441,979	46,551,945
Fidelity Series High Income Fund Class F (c)	21,291,892	225,055,299
Fidelity Series Inflation-Protected Bond Index Fund Class F (c)	7,248,791	73,430,254
Fidelity Series Investment Grade Bond Fund Class F (c)	98,942,555	1,130,913,406
Fidelity Series Real Estate Income Fund Class F (c)	1,771,608	20,373,492
TOTAL BOND FUNDS (Cost $1,510,359,342)		1,525,213,324
Short-Term Funds - 13.7%

Fidelity Institutional Money Market Portfolio Class F 0.09% (b)(c)	317,419,297	317,419,297
Fidelity Short-Term Bond Fund Class F (c)	30,333,783	261,173,869
TOTAL SHORT-TERM FUNDS (Cost $574,554,980)		578,593,166
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $3,792,934,686)		4,237,314,583
NET OTHER ASSETS (LIABILITIES) - 0.0%		(359,426)
NET ASSETS - 100%		$ 4,236,955,157
Legend
(a) Non-income producing
(b) The rate quoted is the annualized seven-day yield of the fund at period end.
(c) Affiliated Fund
Affiliated Underlying Funds
Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Institutional Money Market Portfolio Class F	$ 334,962,376	$ 2,796,113	$ 20,339,193	$ 69,530	$ 317,419,297
Fidelity Series 100 Index Fund Class F	45,182,420	638,647	3,184,885	-	44,821,159
Fidelity Series 1000 Value Index Fund Class F	30,459,828	285,209	2,145,352	-	30,083,707
Fidelity Series All-Sector Equity Fund Class F	187,718,960	315,865	17,163,347	-	179,446,092
Fidelity Series Blue Chip Growth Fund Class F	142,099,487	4,143,929	10,274,202	-	143,192,377
Fidelity Series Commodity Strategy Fund Class F	48,181,088	589,432	1,938,461	-	46,890,233
Fidelity Series Emerging Markets Debt Fund Class F	27,244,103	2,163,924	1,713,106	390,842	28,888,928
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Series Emerging Markets Fund Class F	$ 131,220,990	$ 1,759,626	$ 4,648,271	$ -	$ 139,403,722
Fidelity Series Equity-Income Fund Class F	222,074,882	3,430,203	15,850,900	683,544	220,302,486
Fidelity Series Floating Rate High Income Fund Class F	48,463,715	884,389	2,886,097	508,432	46,551,945
Fidelity Series Growth & Income Fund Class F	168,310,715	2,385,533	12,066,210	754,160	166,255,844
Fidelity Series Growth Company Fund Class F	175,859,579	786,454	2,512,802	-	180,838,521
Fidelity Series High Income Fund Class F	244,241,991	6,150,614	24,894,016	4,962,042	225,055,299
Fidelity Series Inflation-Protected Bond Index Fund Class F	76,857,501	658,563	6,113,503	63,387	73,430,254
Fidelity Series International Growth Fund Class F	224,855,756	1,667,989	13,891,864	-	219,884,047
Fidelity Series International Small Cap Fund Class F	52,103,797	317,807	3,512,766	-	49,956,739
Fidelity Series International Value Fund Class F	227,777,669	1,675,601	13,988,345	-	222,849,986
Fidelity Series Intrinsic Opportunities Fund Class F	108,238,903	1,096,773	7,781,585	-	107,562,310
Fidelity Series Investment Grade Bond Fund Class F	1,157,213,539	17,412,359	60,842,357	7,682,677	1,130,913,406
Fidelity Series Opportunistic Insights Fund Class F	107,650,969	2,591,340	7,726,426	-	106,498,181
Fidelity Series Real Estate Equity Fund Class F	21,084,662	363,166	2,751,258	92,035	20,088,304
Fidelity Series Real Estate Income Fund Class F	20,800,987	408,480	1,234,998	248,550	20,373,492
Fidelity Series Small Cap Discovery Fund Class F	27,383,990	663,843	2,021,163	30,480	26,655,776
Fidelity Series Small Cap Opportunities Fund Class F	88,168,168	913,885	6,218,112	-	84,161,493
Fidelity Series Stock Selector Large Cap Value Fund Class F	145,728,204	1,418,276	10,479,362	-	144,617,116
Fidelity Short-Term Bond Fund Class F	274,250,140	2,955,479	16,655,450	708,716	261,173,869
Total	$ 4,338,134,419	$ 58,473,499	$ 272,834,031	$ 16,194,395	$ 4,237,314,583
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At June 30, 2014, the cost of investment securities for income tax purposes was $3,795,796,373. Net unrealized appreciation aggregated $441,518,210, of which $454,998,905 related to appreciated investment securities and $13,480,695 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

Valuation techniques used to value the Fund's investments by major category are as follows: Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity Freedom K® 2005 Fund

June 30, 2014

1.907104.104

FF-K-05-QTLY-0814

Investments June 30, 2014 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 29.0%
	Shares	Value
Fidelity Series 100 Index Fund Class F (c)	327,386	$ 4,183,989
Fidelity Series 1000 Value Index Fund Class F (c)	248,620	2,789,522
Fidelity Series All-Sector Equity Fund Class F (c)	1,014,646	15,016,765
Fidelity Series Blue Chip Growth Fund Class F (c)	1,179,115	13,430,121
Fidelity Series Commodity Strategy Fund Class F (a)(c)	632,679	5,384,100
Fidelity Series Equity-Income Fund Class F (c)	1,540,191	20,207,305
Fidelity Series Growth & Income Fund Class F (c)	1,168,609	15,893,081
Fidelity Series Growth Company Fund Class F (c)	1,485,532	16,712,233
Fidelity Series Intrinsic Opportunities Fund Class F (c)	709,034	10,429,894
Fidelity Series Opportunistic Insights Fund Class F (c)	684,338	9,929,738
Fidelity Series Real Estate Equity Fund Class F (c)	134,792	1,861,482
Fidelity Series Small Cap Discovery Fund Class F (c)	245,521	2,597,607
Fidelity Series Small Cap Opportunities Fund Class F (c)	571,071	7,915,042
Fidelity Series Stock Selector Large Cap Value Fund Class F (c)	1,047,492	13,868,798
TOTAL DOMESTIC EQUITY FUNDS (Cost $116,671,544)		140,219,677
International Equity Funds - 12.2%

Fidelity Series Emerging Markets Fund Class F (c)	701,274	13,071,747
Fidelity Series International Growth Fund Class F (c)	1,405,948	20,611,196
Fidelity Series International Small Cap Fund Class F (c)	276,464	4,581,008
Fidelity Series International Value Fund Class F (c)	1,815,814	20,918,181
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $46,302,675)		59,182,132
Bond Funds - 39.8%
	Shares	Value
Fidelity Series Emerging Markets Debt Fund Class F (c)	310,620	$ 3,305,001
Fidelity Series Floating Rate High Income Fund Class F (c)	523,769	5,489,101
Fidelity Series High Income Fund Class F (c)	2,261,355	23,902,524
Fidelity Series Inflation-Protected Bond Index Fund Class F (c)	1,023,915	10,372,260
Fidelity Series Investment Grade Bond Fund Class F (c)	12,849,949	146,874,921
Fidelity Series Real Estate Income Fund Class F (c)	196,525	2,260,041
TOTAL BOND FUNDS (Cost $190,049,135)		192,203,848
Short-Term Funds - 19.0%

Fidelity Institutional Money Market Portfolio Class F 0.09% (b)(c)	50,224,448	50,224,448
Fidelity Short-Term Bond Fund Class F (c)	4,801,254	41,338,793
TOTAL SHORT-TERM FUNDS (Cost $90,814,390)		91,563,241
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $443,837,744)		483,168,898
NET OTHER ASSETS (LIABILITIES) - 0.0%		(44,644)
NET ASSETS - 100%		$ 483,124,254
Legend
(a) Non-income producing
(b) The rate quoted is the annualized seven-day yield of the fund at period end.
(c) Affiliated Fund
Affiliated Underlying Funds
Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Institutional Money Market Portfolio Class F	$ 51,961,906	$ 1,494,994	$ 3,232,452	$ 10,995	$ 50,224,448
Fidelity Series 100 Index Fund Class F	4,172,909	137,542	332,610	-	4,183,989
Fidelity Series 1000 Value Index Fund Class F	2,813,100	90,869	254,464	-	2,789,522
Fidelity Series All-Sector Equity Fund Class F	15,334,718	191,468	1,233,816	-	15,016,765
Fidelity Series Blue Chip Growth Fund Class F	13,505,714	449,599	1,200,979	-	13,430,121
Fidelity Series Commodity Strategy Fund Class F	5,529,348	260,315	412,137	-	5,384,100
Fidelity Series Emerging Markets Debt Fund Class F	2,992,990	378,068	201,160	44,335	3,305,001
Fidelity Series Emerging Markets Fund Class F	12,030,943	546,858	543,025	-	13,071,747
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Series Equity-Income Fund Class F	$ 20,088,587	$ 793,424	$ 1,659,848	$ 62,100	$ 20,207,305
Fidelity Series Floating Rate High Income Fund Class F	5,606,765	213,924	342,390	59,945	5,489,101
Fidelity Series Growth & Income Fund Class F	15,957,846	591,605	1,397,133	71,851	15,893,081
Fidelity Series Growth Company Fund Class F	15,907,241	572,255	404,816	-	16,712,233
Fidelity Series High Income Fund Class F	26,401,733	1,052,305	3,502,615	344,117	23,902,524
Fidelity Series Inflation-Protected Bond Index Fund Class F	10,542,477	298,919	754,540	8,912	10,372,260
Fidelity Series International Growth Fund Class F	20,699,555	550,942	1,323,445	-	20,611,196
Fidelity Series International Small Cap Fund Class F	4,656,665	125,248	298,390	-	4,581,008
Fidelity Series International Value Fund Class F	21,001,598	553,426	1,333,221	-	20,918,181
Fidelity Series Intrinsic Opportunities Fund Class F	10,396,106	338,999	895,202	-	10,429,894
Fidelity Series Investment Grade Bond Fund Class F	146,053,367	5,879,238	7,259,340	990,793	146,874,921
Fidelity Series Opportunistic Insights Fund Class F	9,909,787	445,859	807,748	-	9,929,738
Fidelity Series Real Estate Equity Fund Class F	1,936,478	493,784	687,664	6,458	1,861,482
Fidelity Series Real Estate Income Fund Class F	2,251,851	104,868	140,683	27,684	2,260,041
Fidelity Series Small Cap Discovery Fund Class F	2,689,594	116,630	271,532	3,041	2,597,607
Fidelity Series Small Cap Opportunities Fund Class F	8,117,753	317,635	646,357	-	7,915,042
Fidelity Series Stock Selector Large Cap Value Fund Class F	13,880,843	452,079	1,238,077	-	13,868,798
Fidelity Short-Term Bond Fund Class F	42,559,093	1,328,841	2,647,708	112,101	41,338,793
Total	$ 486,998,967	$ 17,779,694	$ 33,021,352	$ 1,742,332	$ 483,168,898
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At June 30, 2014, the cost of investment securities for income tax purposes was $444,510,919. Net unrealized appreciation aggregated $38,657,979, of which $40,254,887 related to appreciated investment securities and $1,596,908 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

Valuation techniques used to value the Fund's investments by major category are as follows: Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity Freedom K® 2000 Fund

June 30, 2014

1.907102.104

FF-K-00-QTLY-0814

Investments June 30, 2014 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 17.8%
	Shares	Value
Fidelity Series 100 Index Fund Class F (c)	264,174	$ 3,376,143
Fidelity Series 1000 Value Index Fund Class F (c)	202,811	2,275,536
Fidelity Series All-Sector Equity Fund Class F (c)	909,189	13,456,001
Fidelity Series Blue Chip Growth Fund Class F (c)	936,640	10,668,329
Fidelity Series Commodity Strategy Fund Class F (a)(c)	874,104	7,438,622
Fidelity Series Equity-Income Fund Class F (c)	1,306,948	17,147,162
Fidelity Series Growth & Income Fund Class F (c)	952,048	12,947,858
Fidelity Series Growth Company Fund Class F (c)	1,229,223	13,828,759
Fidelity Series Intrinsic Opportunities Fund Class F (c)	555,226	8,167,378
Fidelity Series Opportunistic Insights Fund Class F (c)	537,034	7,792,363
Fidelity Series Real Estate Equity Fund Class F (c)	110,888	1,531,366
Fidelity Series Small Cap Discovery Fund Class F (c)	194,621	2,059,088
Fidelity Series Small Cap Opportunities Fund Class F (c)	450,664	6,246,209
Fidelity Series Stock Selector Large Cap Value Fund Class F (c)	859,756	11,383,172
TOTAL DOMESTIC EQUITY FUNDS (Cost $98,413,837)		118,317,986
International Equity Funds - 7.3%

Fidelity Series Emerging Markets Fund Class F (c)	590,921	11,014,771
Fidelity Series International Growth Fund Class F (c)	1,151,793	16,885,291
Fidelity Series International Small Cap Fund Class F (c)	234,074	3,878,602
Fidelity Series International Value Fund Class F (c)	1,477,777	17,023,989
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $37,711,270)		48,802,653
Bond Funds - 45.8%
	Shares	Value
Fidelity Series Emerging Markets Debt Fund Class F (c)	430,946	$ 4,585,263
Fidelity Series Floating Rate High Income Fund Class F (c)	732,689	7,678,576
Fidelity Series High Income Fund Class F (c)	2,983,091	31,531,269
Fidelity Series Inflation-Protected Bond Index Fund Class F (c)	1,920,245	19,452,085
Fidelity Series Investment Grade Bond Fund Class F (c)	20,912,398	239,028,707
Fidelity Series Real Estate Income Fund Class F (c)	273,144	3,141,157
TOTAL BOND FUNDS (Cost $302,465,900)		305,417,057
Short-Term Funds - 29.1%

Fidelity Institutional Money Market Portfolio Class F 0.09% (b)(c)	106,438,714	106,438,714
Fidelity Short-Term Bond Fund Class F (c)	10,185,170	87,694,311
TOTAL SHORT-TERM FUNDS (Cost $192,200,239)		194,133,025
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $630,791,246)		666,670,721
NET OTHER ASSETS (LIABILITIES) - 0.0%		(68,692)
NET ASSETS - 100%		$ 666,602,029
Legend
(a) Non-income producing
(b) The rate quoted is the annualized seven-day yield of the fund at period end.
(c) Affiliated Fund
Affiliated Underlying Funds
Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Institutional Money Market Portfolio Class F	$ 112,120,172	$ 1,093,260	$ 6,774,718	$ 23,336	$ 106,438,714
Fidelity Series 100 Index Fund Class F	3,422,511	46,692	259,016	-	3,376,143
Fidelity Series 1000 Value Index Fund Class F	2,310,637	25,945	173,879	-	2,275,536
Fidelity Series All-Sector Equity Fund Class F	13,782,424	47,714	1,019,760	-	13,456,001
Fidelity Series Blue Chip Growth Fund Class F	10,852,746	128,071	848,344	-	10,668,329
Fidelity Series Commodity Strategy Fund Class F	8,206,915	112,861	900,215	-	7,438,622
Fidelity Series Emerging Markets Debt Fund Class F	3,953,447	719,283	270,747	60,216	4,585,263
Fidelity Series Emerging Markets Fund Class F	10,376,325	157,271	393,507	-	11,014,771
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Series Equity-Income Fund Class F	$ 17,333,700	$ 295,389	$ 1,314,796	$ 101,118	$ 17,147,162
Fidelity Series Floating Rate High Income Fund Class F	7,986,726	153,665	476,689	84,002	7,678,576
Fidelity Series Growth & Income Fund Class F	13,145,426	206,928	1,001,817	58,838	12,947,858
Fidelity Series Growth Company Fund Class F	13,516,170	-	196,110	-	13,828,759
Fidelity Series High Income Fund Class F	34,634,733	938,402	3,979,028	444,845	31,531,269
Fidelity Series Inflation-Protected Bond Index Fund Class F	19,730,868	408,197	1,218,060	16,606	19,452,085
Fidelity Series International Growth Fund Class F	17,195,291	215,818	1,084,042	-	16,885,291
Fidelity Series International Small Cap Fund Class F	4,127,470	32,497	363,499	-	3,878,602
Fidelity Series International Value Fund Class F	17,326,214	214,785	1,083,275	-	17,023,989
Fidelity Series Intrinsic Opportunities Fund Class F	8,254,215	96,015	640,733	-	8,167,378
Fidelity Series Investment Grade Bond Fund Class F	245,296,526	3,998,459	13,892,911	1,629,761	239,028,707
Fidelity Series Opportunistic Insights Fund Class F	8,031,546	99,904	633,712	-	7,792,363
Fidelity Series Real Estate Equity Fund Class F	1,502,236	67,565	140,442	6,958	1,531,366
Fidelity Series Real Estate Income Fund Class F	2,521,883	751,796	184,585	38,311	3,141,157
Fidelity Series Small Cap Discovery Fund Class F	2,126,432	51,091	167,436	2,361	2,059,088
Fidelity Series Small Cap Opportunities Fund Class F	6,578,678	78,982	507,937	-	6,246,209
Fidelity Series Stock Selector Large Cap Value Fund Class F	11,499,248	129,232	874,156	-	11,383,172
Fidelity Short-Term Bond Fund Class F	91,914,903	1,119,759	5,548,997	238,174	87,694,311
Total	$ 687,747,442	$ 11,189,581	$ 43,948,411	$ $2,704,526	$ 666,670,721
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At June 30, 2014, the cost of investment securities for income tax purposes was $631,130,125. Net unrealized appreciation aggregated $35,540,596, of which $38,398,860 related to appreciated investment securities and $2,858,264 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

Valuation techniques used to value the Fund's investments by major category are as follows: Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Subsequent Event
Effective July 25, 2014 the Fund was merged into the Fidelity Freedom K Income Fund.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity Freedom K® 2020 Fund

June 30, 2014

1.907110.104

FF-K-20-QTLY-0814

Investments June 30, 2014 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 44.6%
	Shares	Value
Fidelity Series 100 Index Fund Class F (c)	17,764,406	$ 227,029,110
Fidelity Series 1000 Value Index Fund Class F (c)	13,315,570	149,400,696
Fidelity Series All-Sector Equity Fund Class F (c)	60,597,872	896,848,508
Fidelity Series Blue Chip Growth Fund Class F (c)	67,101,711	764,288,486
Fidelity Series Commodity Strategy Fund Class F (a)(c)	22,716,476	193,317,213
Fidelity Series Equity-Income Fund Class F (c)	88,187,091	1,157,014,636
Fidelity Series Growth & Income Fund Class F (c)	64,944,670	883,247,514
Fidelity Series Growth Company Fund Class F (c)	81,760,021	919,800,232
Fidelity Series Intrinsic Opportunities Fund Class F (c)	38,855,857	571,569,650
Fidelity Series Opportunistic Insights Fund Class F (c)	39,186,452	568,595,413
Fidelity Series Real Estate Equity Fund Class F (c)	7,623,926	105,286,412
Fidelity Series Small Cap Discovery Fund Class F (c)	13,021,646	137,769,012
Fidelity Series Small Cap Opportunities Fund Class F (c)	32,330,621	448,102,414
Fidelity Series Stock Selector Large Cap Value Fund Class F (c)	59,258,784	784,586,306
TOTAL DOMESTIC EQUITY FUNDS (Cost $6,528,805,896)		7,806,855,602
International Equity Funds - 18.8%

Fidelity Series Emerging Markets Fund Class F (c)	38,547,832	718,531,587
Fidelity Series International Growth Fund Class F (c)	78,073,972	1,144,564,436
Fidelity Series International Small Cap Fund Class F (c)	15,809,266	261,959,541
Fidelity Series International Value Fund Class F (c)	100,313,603	1,155,612,708
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $2,621,199,636)		3,280,668,272
Bond Funds - 30.4%
	Shares	Value
Fidelity Series Emerging Markets Debt Fund Class F (c)	11,209,309	$ 119,267,049
Fidelity Series Floating Rate High Income Fund Class F (c)	17,709,061	185,590,958
Fidelity Series High Income Fund Class F (c)	93,605,982	989,415,226
Fidelity Series Inflation-Protected Bond Index Fund Class F (c)	16,157,120	163,671,628
Fidelity Series Investment Grade Bond Fund Class F (c)	330,540,358	3,778,076,286
Fidelity Series Real Estate Income Fund Class F (c)	7,155,205	82,284,857
TOTAL BOND FUNDS (Cost $5,292,234,483)		5,318,306,004
Short-Term Funds - 6.2%

Fidelity Institutional Money Market Portfolio Class F 0.09% (b)(c)	591,600,382	591,600,382
Fidelity Short-Term Bond Fund Class F (c)	56,733,286	488,473,590
TOTAL SHORT-TERM FUNDS (Cost $1,075,044,155)		1,080,073,972
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $15,517,284,170)		17,485,903,850
NET OTHER ASSETS (LIABILITIES) - 0.0%		(1,307,393)
NET ASSETS - 100%		$ 17,484,596,457
Legend
(a) Non-income producing
(b) The rate quoted is the annualized seven-day yield of the fund at period end.
(c) Affiliated Fund
Affiliated Underlying Funds
Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Institutional Money Market Portfolio Class F	$ 605,962,850	$ 13,690,635	$ 28,053,102	$ 128,078	$ 591,600,382
Fidelity Series 100 Index Fund Class F	222,265,705	5,775,405	12,050,988	-	227,029,110
Fidelity Series 1000 Value Index Fund Class F	136,320,588	13,618,706	7,818,414	-	149,400,696
Fidelity Series All-Sector Equity Fund Class F	893,854,428	7,506,708	47,428,866	-	896,848,508
Fidelity Series Blue Chip Growth Fund Class F	747,989,031	19,080,267	41,245,490	-	764,288,486
Fidelity Series Commodity Strategy Fund Class F	196,853,166	4,673,506	8,461,243	-	193,317,213
Fidelity Series Emerging Markets Debt Fund Class F	119,128,172	4,106,989	9,003,650	1,651,483	119,267,049
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Series Emerging Markets Fund Class F	$ 664,985,790	$ 18,138,347	$ 21,278,386	$ -	$ 718,531,587
Fidelity Series Equity-Income Fund Class F	1,126,996,192	35,452,631	61,217,397	3,474,681	1,157,014,636
Fidelity Series Floating Rate High Income Fund Class F	188,933,942	5,836,081	9,541,531	2,011,040	185,590,958
Fidelity Series Growth & Income Fund Class F	863,557,686	25,970,730	46,714,179	3,876,546	883,247,514
Fidelity Series Growth Company Fund Class F	914,223,789	-	28,464,513	-	919,800,232
Fidelity Series High Income Fund Class F	1,041,552,233	48,220,344	98,385,856	13,654,610	989,415,226
Fidelity Series Inflation-Protected Bond Index Fund Class F	163,620,641	3,691,544	8,082,073	138,663	163,671,628
Fidelity Series International Growth Fund Class F	1,135,585,423	24,846,045	53,381,344	-	1,144,564,436
Fidelity Series International Small Cap Fund Class F	263,708,117	5,309,382	12,603,392	-	261,959,541
Fidelity Series International Value Fund Class F	1,147,982,030	23,712,536	53,912,073	-	1,155,612,708
Fidelity Series Intrinsic Opportunities Fund Class F	555,643,492	14,388,310	30,207,699	-	571,569,650
Fidelity Series Investment Grade Bond Fund Class F	3,736,165,116	113,321,226	127,463,631	25,241,695	3,778,076,286
Fidelity Series Opportunistic Insights Fund Class F	567,128,875	14,335,094	34,440,380	-	568,595,413
Fidelity Series Real Estate Equity Fund Class F	96,312,738	7,766,589	5,476,216	463,670	105,286,412
Fidelity Series Real Estate Income Fund Class F	82,419,701	2,564,338	4,291,405	1,011,210	82,284,857
Fidelity Series Small Cap Discovery Fund Class F	136,671,355	5,343,072	7,558,801	157,535	137,769,012
Fidelity Series Small Cap Opportunities Fund Class F	453,282,565	11,435,666	24,062,657	-	448,102,414
Fidelity Series Stock Selector Large Cap Value Fund Class F	763,538,536	19,310,965	41,151,014	-	784,586,306
Fidelity Short-Term Bond Fund Class F	497,916,457	12,444,685	23,038,613	1,309,588	488,473,590
Total	$ 17,322,598,618	$ 460,539,801	$ 845,332,913	$ 53,118,799	$ 17,485,903,850
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At June 30, 2014, the cost of investment securities for income tax purposes was $15,532,095,907. Net unrealized appreciation aggregated $1,953,807,943, of which $2,020,072,359 related to appreciated investment securities and $66,264,416 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

Valuation techniques used to value the Fund's investments by major category are as follows: Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity Advisor Freedom 2010 Fund®
Class A
Class T
Class B
Class C
Institutional Class

June 30, 2014

1.818354.109

AFF10-QTLY-0814

Investments June 30, 2014 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 35.5%
	Shares	Value
Fidelity Advisor Series Equity Growth Fund (c)	2,532,486	$ 25,932,660
Fidelity Advisor Series Equity-Income Fund (c)	3,822,017	50,374,185
Fidelity Advisor Series Growth & Income Fund (c)	2,890,678	39,689,003
Fidelity Advisor Series Growth Opportunities Fund (c)	2,270,668	24,931,939
Fidelity Advisor Series Opportunistic Insights Fund (c)	1,596,878	23,202,638
Fidelity Advisor Series Small Cap Fund (c)	1,217,465	13,550,391
Fidelity Advisor Series Stock Selector Large Cap Value Fund (c)	2,491,216	33,307,552
Fidelity Series 100 Index Fund (c)	1,137,580	14,538,276
Fidelity Series 1000 Value Index Fund (c)	510,820	5,731,403
Fidelity Series All-Sector Equity Fund (c)	2,390,699	35,382,340
Fidelity Series Commodity Strategy Fund (a)(c)	1,095,471	9,256,731
Fidelity Series Real Estate Equity Fund (c)	259,650	3,585,772
Fidelity Series Small Cap Opportunities Fund (c)	1,158,032	15,946,100
TOTAL DOMESTIC EQUITY FUNDS (Cost $243,656,049)		295,428,990
International Equity Funds - 14.9%

Fidelity Series Emerging Markets Fund (c)	1,462,687	27,191,354
Fidelity Series International Growth Fund (c)	2,960,225	43,278,484
Fidelity Series International Small Cap Fund (c)	594,411	9,825,620
Fidelity Series International Value Fund (c)	3,817,946	43,868,199
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $95,922,335)		124,163,657
Bond Funds - 35.9%
	Shares	Value
Fidelity Series Emerging Markets Debt Fund (c)	531,008	$ 5,649,920
Fidelity Series Floating Rate High Income Fund (c)	870,756	9,125,528
Fidelity Series High Income Fund (c)	4,195,188	44,343,140
Fidelity Series Inflation-Protected Bond Index Fund (c)	1,412,384	14,293,324
Fidelity Series Investment Grade Bond Fund (c)	19,448,767	222,104,917
Fidelity Series Real Estate Income Fund (c)	341,380	3,922,458
TOTAL BOND FUNDS (Cost $290,792,148)		299,439,287
Short-Term Funds - 13.7%

Fidelity Advisor Short Fixed-Income Fund Institutional Class (c)	5,410,282	50,694,344
Fidelity Institutional Money Market Portfolio Institutional Class 0.09% (b)(c)	63,105,005	63,105,005
TOTAL SHORT-TERM FUNDS (Cost $113,539,876)		113,799,349
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $743,910,408)		832,831,283
NET OTHER ASSETS (LIABILITIES) - 0.0%		(226,520)
NET ASSETS - 100%		$ 832,604,763
Legend
(a) Non-income producing
(b) The rate quoted is the annualized seven-day yield of the fund at period end.
(c) Affiliated Fund
Affiliated Underlying Funds
Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Advisor Series Equity Growth Fund	$ -	$ 25,605,471	$ 284,657	$ -	$ 25,932,660
Fidelity Advisor Equity Growth Fund Institutional Class	26,651,508	47,164	27,119,578	-	-
Fidelity Advisor Series Equity-Income Fund	51,397,293	496,980	4,005,478	240,303	50,374,185
Fidelity Advisor Series Growth & Income Fund	40,679,760	266,677	3,046,687	172,480	39,689,003
Fidelity Advisor Series Growth Opportunities Fund	25,652,239	182	1,397,950	-	24,931,939
Fidelity Advisor Series Opportunistic Insights Fund	22,880,359	897,086	1,431,507	-	23,202,638
Fidelity Advisor Series Small Cap Fund	13,866,591	96,695	1,108,659	-	13,550,391
Fidelity Advisor Series Stock Selector Large Cap Value Fund	33,144,735	958,743	2,578,925	-	33,307,552
Fidelity Advisor Short Fixed-Income Fund Institutional Class	53,634,412	357,969	3,412,903	124,579	50,694,344
Fidelity Institutional Money Market Portfolio Institutional Class	67,008,658	282,055	4,185,708	13,811	63,105,005
Fidelity Series 100 Index Fund	14,856,796	109,613	1,135,628	-	14,538,276
Fidelity Series 1000 Value Index Fund	6,024,276	23,637	599,260	-	5,731,403
Fidelity Series All-Sector Equity Fund	36,412,220	140,370	2,818,027	-	35,382,340
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Series Commodity Strategy Fund	$ 10,317,190	$ 36,645	$ 1,108,855	$ -	$ 9,256,731
Fidelity Series Emerging Markets Debt Fund	4,955,256	1,344,188	868,419	71,790	5,649,920
Fidelity Series Emerging Markets Fund	25,946,811	98,607	995,705	-	27,191,354
Fidelity Series Floating Rate High Income Fund	9,579,900	133,169	604,753	97,306	9,125,528
Fidelity Series High Income Fund	48,328,406	1,603,803	5,503,184	604,192	44,343,140
Fidelity Series Inflation-Protected Bond Index Fund	14,761,732	63,570	923,986	6,927	14,293,324
Fidelity Series International Growth Fund	44,556,018	167,064	2,834,224	-	43,278,484
Fidelity Series International Small Cap Fund	10,384,441	37,930	798,807	-	9,825,620
Fidelity Series International Value Fund	45,093,645	167,208	2,846,282	-	43,868,199
Fidelity Series Investment Grade Bond Fund	228,793,251	3,169,990	13,036,878	1,454,163	222,104,917
Fidelity Series Real Estate Equity Fund	3,825,175	30,552	525,675	15,450	3,585,772
Fidelity Series Real Estate Income Fund	4,140,386	61,891	355,014	46,818	3,922,458
Fidelity Series Small Cap Opportunities Fund	16,951,796	128,837	1,335,266	-	15,946,100
Total	$ 859,842,854	$ 36,326,096	$ 84,862,015	$ 2,847,819	$ 832,831,283
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At June 30, 2014, the cost of investment securities for income tax purposes was $744,284,361. Net unrealized appreciation aggregated $88,546,922, of which $90,290,068 related to appreciated investment securities and $1,743,146 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

Valuation techniques used to value the Fund's investments by major category are as follows: Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Item 2. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Aberdeen Street Trust's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Aberdeen Street Trust

By:	/s/Stephanie J. Dorsey
Stephanie J. Dorsey
President and Treasurer

Date:	August 29, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Stephanie J. Dorsey
Stephanie J. Dorsey
President and Treasurer

Date:	August 29, 2014
By:	/s/Howard J. Galligan III
Howard J. Galligan III
Chief Financial Officer

Date:	August 29, 2014